UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22468

                                         Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

                               England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

                                 Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a) Report pursuant to Rule 30e-1

(b) Notice pursuant to Rule 30e-3

Not applicable.

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30. 2021

ASHMORE FUNDS

Ashmore Investment Management (US) Corporation is the Distributor for Ashmore Funds.

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds’ prospectus. Investors should consider the investment objectives, principal risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance data quoted in this report represents past performance. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted in this report. For performance information current to the most recent month-end, please call (866) 876-8294.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

IMPORTANT INFORMATION ABOUT THE FUNDS

Ashmore Investment Advisors Limited

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appear on each Fund’s individual page in this report (the “Shareholder Report” or the “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchased Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the inception of the Institutional Class. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2020 or the inception date (if later), through April 30, 2021.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Total Return Fund
Ashmore Emerging Markets Total Return Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign, quasi-sovereign, and corporate issuers of Emerging Market countries, which may be denominated in any currency, including the local currency of the issuer. The Fund tactically allocates assets between external debt, corporate debt and local currency. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period 6 Months 1 Year 5 Year1 10 Year1 Since incpt1 Ended Apr 30, 2021 Institutional Class1 7.68% 24.54% 4.50% 2.51% 3.07% Retail Class A (load-waived)1 7.49% 24.21% 4.23% 2.26% 2.81% Retail Class A (unadjusted)1,2 3.19% 19.25% 3.38% 1.84% 2.41% Retail Class C (load-waived)1 7.11% 23.40% 3.45% 1.50% 2.05% Retail Class C (unadjusted)1,2 6.11% 22.40% 3.45% 1.50% 2.05% 50/25/25 Composite Benchmark3 3.81% 13.01% 3.92% 2.82% 3.22% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) China 11.4 Brazil 9.9 Mexico 7.7 Indonesia 6.9 Russia 6.2 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448204059 CUSIP: 044820405 BLOOMBERG: EMKIX US TICKER: EMKIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208357 CUSIP: 044820835 BLOOMBERG: EMKAX US TICKER: EMKAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208274 CUSIP: 044820827 BLOOMBERG: EMKCX US TICKER: EMKCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3.The index for the Fund is 50% JP Morgan Emerging Markets Bond Index Global Diversified, 25% JP Morgan Emerging Local Markets Index Plus, and 25% JPMorgan Global Bond Index-Emerging Markets Global Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,076.80 $1,074.90 $1,071.10 $1,019.69 $1,018.45 $1,014.73 Expense Ratio (Gross / Net) 1.12% / 1.03% 1.37% / 1.28% 2.12% / 2.03% 1.12% / 1.03% 1.37% / 1.28% 2.12% / 2.03% Expenses Paid* $5.30 $6.59 $10.42 $5.16 $6.41 $10.14 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Local Currency Bond Fund
Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in the local currency of the issuer.
Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.
Average Annual Total Return For The Period
6 Months
1 Year
5 Year1
10 Year1
Since incpt1
Ended Apr 30, 2021
Institutional Class1
4.05%
12.20%
2.60%
-0.27%
0.64%
Retail Class A (load-waived)1
3.94%
11.93%
2.37%
-0.51%
0.40%
Retail Class A (unadjusted)1,2
-0.22%
7.45%
1.54%
-0.92%
0.01%
Retail Class C (load-waived)1
3.41%
10.99%
1.58%
-1.27%
-0.37%
Retail Class C (unadjusted)1,2
2.41%
9.99%
1.58%
-1.27%
-0.37%
JP Morgan GBI-EM GD3
4.17%
11.22%
3.01%
0.27%
1.14%
Cumulative Returns Through Apr 30, 2021 (% of NAV)
Top 5 country exposures (% of NAV)
China
12.1
Brazil
11.6
Russia
11.4
Indonesia
9.2
Thailand
8.8
Source: Ashmore. Top 5 country exposure
based on aggregate allocation to investment
instruments related to countries shown above.
The above excludes cash and equivalents as
well as G-7 countries and certain hedge related
transactions. Data as of Apr 30, 2021.
Share class information
INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448202079 CUSIP: 044820207 BLOOMBERG: ELBIX US TICKER: ELBIX
RETAIL CLASS A
Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208761 CUSIP: 044820876 BLOOMBERG: ELBAX US TICKER: ELBAX
RETAIL CLASS C
Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208688 CUSIP: 044820868 BLOOMBERG: ELBCX US TICKER: ELBCX
All sources are Ashmore unless otherwise indicated.
The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.
1For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3The index for the Fund is the JP Morgan Global Bond Index—Emerging Markets Global Diversified.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.
Please refer to page 2 herein for an explanation of the Expense Example information presented below.
Expense example
Actual performance
Hypothetical performance
Institutional Class
Class A
Class C
Institutional Class
Class A
Class C
Beginning Account Value (11/1/2020)
$1,000.00
$1,000.00
$1,000.00
$1,000.00
$1,000.00
$1,000.00
Ending Account Value (4/30/2021)
$1,040.50
$1,039.40
$1,034.10
$1,019.98
$1,018.74
$1,015.03
Expense Ratio (Gross / Net)
2.69% / 0.97%
3.16% / 1.22%
3.91% / 1.97%
2.69% / 0.97%
3.16% / 1.22%
3.91% / 1.97%
Expenses Paid*
$4.91
$6.17
$9.94
$4.86
$6.11
$9.84
*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Corporate Income Fund
Ashmore Emerging Markets Corporate Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Emerging Market corporate issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.
Average Annual Total Return For The Period 6 Months 1 Year 5 Year1 10 Year1 Since incpt1 Ended Apr 30, 2021
Institutional Class1 9.10% 28.20% 8.66% 5.26% 5.62% Retail Class A (load-waived)1 8.83% 27.89% 8.37% 4.98% 5.34% Retail Class A (unadjusted)1,2 4.48% 22.79% 7.49% 4.56% 4.93% Retail Class C (load-waived)1 8.60% 27.01% 7.56% 4.20% 4.56% Retail Class C (unadjusted)1,2 7.60% 26.01% 7.56% 4.20% 4.56% JP Morgan CEMBI BD3 3.95% 14.33% 5.90% 5.46% 5.55% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) Brazil 17.8 China 12.5 Mexico 9.9 Israel 5.7 Russia 4.1 Brazil 17.8 China 12.5 Mexico 9.9 Israel 5.7 Russia 4.1
Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021.
Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US044825049 CUSIP: 044820504 BLOOMBERG: EMCIX US TICKER: EMCIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448206039 CUSIP: 044820603 BLOOMBERG: ECDAX US TICKER: ECDAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448207029 CUSIP: 044820702 BLOOMBERG: ECDCX US TICKER: ECDCX All sources are Ashmore unless otherwise indicated.
The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,091.00 $1,088.30 $1,086.00 $1,018.94 $1,017.70 $1,013.98 Expense Ratio (Gross / Net) 1.30% / 1.18% 1.55% / 1.43% 2.30% / 2.18% 1.30% / 1.18% 1.55% / 1.43% 2.30% / 2.18% Expenses Paid* $6.12 $7.40 $11.28 $5.91 $7.15 $10.89 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNUDITED FUND SUMMARY Ashmore Emerging Markets Short Duration Fund Ashmore Emerging Markets Short Duration Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, sovereign, quasi-sovereign and corporate issuers of Emerging Markets countries denominated exclusively in hard currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2021 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 8.56% 36.57% 3.78% 4.28% Retail Class A (load-waived)1 8.49% 36.25% 3.53% 4.01% Retail Class A (unadjusted)1,2 6.05% 33.19% 2.68% 3.67% Retail Class C (load-waived)1 8.18% 35.09% 2.71% 3.21% Retail Class C (unadjusted)1,2 7.18% 34.09% 2.71% 3.21% JP Morgan CEMBI BD 1-3 Year3 4.38% 11.17% 4.41% 3.94% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) China 20.6 Brazil 13.5 Iraq 7.2 Zambia 7.1 Lebanon 7.0
Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: June 24, 2014 Minimum initial investment: $1,000,000 ISIN: US0448206948 CUSIP: 044820694 BLOOMBERG: ESFIX US TICKER: ESFIX RETAIL CLASS A Launch date: September 23, 2014 Minimum initial investment: $1,000 ISIN: US0448207284 CUSIP: 044820728 BLOOMBERG: ESFAX US TICKER: ESFAX RETAIL CLASS C Launch date: June 13, 2017 Minimum initial investment: $1,000 ISIN: US0448207102 CUSIP: 044820710 BLOOMBERG: ESFCX US TICKER: ESFCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A (09/23/2014) and Class C (6/13/2017) shares, performance information shown is based on the performance of the Fund’s Institutional Class shares (06/24/2014), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares. 2Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified 1-3 Year. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below.
Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,085.60 $1,084.90 $1,081.80 $1,021.17 $1,019.93 $1,016.17 Expense Ratio (Gross / Net) 0.89% / 0.73% 1.14% / 0.98% 1.89% / 1.74% 0.89% / 0.73% 1.14% / 0.98% 1.89% / 1.74% Expenses Paid* $3.77 $5.07 $8.98 $3.66 $4.91 $8.70 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED FUND SUMMARY
Ashmore Emerging Markets Active Equity Fund
Ashmore Emerging Markets Active Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2021 6 Months 1 Year Since incpt Institutional Class 25.11% 51.39% 13.10% Retail Class A (load-waived) 24.96% 51.11% 12.84% Retail Class A (unadjusted)1 18.40% 43.17% 11.48% Retail Class C (load-waived) 24.55% 50.04% 12.01% Retail Class C (unadjusted)1 23.55% 49.04% 12.01% MSCI EM NET2 22.95% 48.71% 11.80% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) China 28.1 Taiwan 19.9 South Korea 17.6 India 10.7 South Africa 6.6 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: November 1, 2016 Minimum initial investment: $1,000,000 ISIN: US0448205957 CUSIP: 044820595 BLOOMBERG: EMQIX US TICKER: EMQIX RETAIL CLASS A Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206294 CUSIP: 044820629 BLOOMBERG: EMQAX US TICKER: EMQAX RETAIL CLASS C Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206112 CUSIP: 044820611 BLOOMBERG: EMQCX US TICKER: EMQCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,251.10 $1,249.60 $1,245.50 $1,019.74 $1,018.50 $1,014.78 Expense Ratio (Gross / Net) 1.23% / 1.02% 1.48% / 1.27% 2.22% / 2.02% 1.23% / 1.02% 1.48% / 1.27% 2.22% / 2.02% Expenses Paid* $5.69 $7.08 $11.25 $5.11 $6.36 $10.09 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Small-Cap Equity Fund
Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.
Average Annual Total Return For The Period Ended Apr 30, 2021
6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 34.53% 95.79% 14.66% 9.48% Retail Class A (load-waived)1 34.40% 95.37% 14.41% 9.16% Retail Class A (unadjusted)1,2 27.34% 85.11% 13.18% 8.55% Retail Class C (load-waived)1 34.03% 94.65% 13.61% 8.39% Retail Class C (unadjusted)1,2 33.04% 93.65% 13.61% 8.39% MSCI EM Small Cap NET3 40.31% 74.15% 10.55% 7.56% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) South Korea 22.5 India 21.1 Taiwan 15.6 China 12.2 Brazil 9.2 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: October 4, 2011 Minimum initial investment: $1,000,000 ISIN: US0448201162 CUSIP: 044820116 BLOOMBERG: ESCIX US TICKER: ESCIX RETAIL CLASS A Launch date: February 1, 2012 Minimum initial investment: $1,000 ISIN: US0448207938 CUSIP: 044820793 BLOOMBERG: ESSAX US TICKER: ESSAX RETAIL CLASS C Launch date: August 24, 2012 Minimum initial investment: $1,000 ISIN: US0448207854 CUSIP: 044820785 BLOOMBERG: ESSCX US TICKER: ESSCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (02/01/2012) and Class C shares (08/24/2012), performance information shown is based on the performance of the Fund’s Institutional Class shares (10/04/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Small-Cap Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example
Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,345.30 $1,344.00 $1,340.30 $1,017.26 $1,016.02 $1,012.30 Expense Ratio (Gross / Net) 2.64% / 1.52% 2.91% / 1.77% 3.65% / 2.52% 2.64% / 1.52% 2.91% / 1.77% 3.65% / 2.52% Expenses Paid* $8.84 $10.29 $14.62 $7.60 $8.85 $12.57 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Frontier Equity Fund Ashmore Emerging Markets Frontier Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2021 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 23.49% 38.53% 6.10% 3.69% Retail Class A (load-waived)1 23.39% 38.19% 5.78% 3.36% Retail Class A (unadjusted)1,2 16.92% 30.94% 4.65% 2.61% Retail Class C (load-waived)1 22.84% 37.13% 4.94% 2.52% Retail Class C (unadjusted)1,2 21.84% 36.13% 4.94% 2.52% MSCI FM + Select EM* 16.43% 32.56% N/A N/A MSCI Frontier Markets NET* 18.52% 39.42% 7.39% 4.45% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) Vietnam 27.0 Qatar 7.6 Philippines 7.3 United Arab Emirates 6.9 Kenya 5.1
Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: November 5, 2013 Minimum initial investment: $1,000,000 ISIN: US0448207367 CUSIP: 044820736 BLOOMBERG: EFEIX US TICKER: EFEIX RETAIL CLASS A Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207516 CUSIP: 044820751 BLOOMBERG: EFEAX US TICKER: EFEAX RETAIL CLASS C Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207441 CUSIP: 044820744 BLOOMBERG: EFECX US TICKER: EFECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. All Fund returns are net of fees and expenses. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (05/07/2014) and Class C shares (05/07/2014), performance information shown is based on the performance of the Fund’s Institutional Class shares (11/05/2013), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. *The benchmark was changed to the MSCI Frontier + Select Emerging Markets Countries Capped Index Net TR effective 01/01/2020. Prior to this, the benchmark was the MSCI Frontier Markets Index Net TR from inception. Source: MSCI. The MSCI data is comprised of a custom index calculated by MSCI for, and as requested by,Ashmore. The MSCI data is for internal use only and may not be redistributed or used in connection with creating or offering any securities, financial products or indices. Neither MSCI nor any other third party involved in or related to compiling, computing or creating the MSCI data (the “MSCI Parties) makes any express or implied warranties or representations with respect to such data or the results to be obtained by the use thereof), and the MSCI Parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to such data. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits,) even if notified of the possibility of such damages. The MSCI Frontier + Select Emerging Markets Countries Capped Index is a customised benchmark that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and emerging markets crossover markets (50%), which are the Philippines, Qatar, United Arab Emirates, Peru, Colombia, Argentina, Egypt and Pakistan, together with a country cap of 15%. You cannot invest directly in an index. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Frontier Equity Fund Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,234.90 $1,233.90 $1,228.40 $1,017.26 $1,016.02 $1,012.30 Expense Ratio (Gross / Net) 1.91% / 1.52% 2.16% / 1.77% 2.92% / 2.52% 1.91% / 1.52% 2.16% / 1.77% 2.92% / 2.52% Expenses Paid* $8.42 $9.80 $13.92 $7.60 $8.85 $12.57 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Equity Fund Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2021 6 Months 1 Year1 5 Year1 Since incpt1 Institutional Class1 28.33% 69.61% 19.32% 6.32% Retail Class A (load-waived)1 28.18% 69.35% 19.05% 6.03% Retail Class A(unadjusted)1,2 21.45% 60.46% 17.77% 5.45% Retail Class C (load-waived)1 27.82% 68.31% 14.61% 5.25% Retail Class C (unadjusted)1,2 26.83% 67.31% 14.61% 5.25% MSCI EM NET3 22.95% 48.71% 12.49% 4.38% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) China 28.4 Taiwan 14.8 South Korea 13.8 India 12.8 Russia 8.7 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: June 22, 2011 Minimum initial investment: $1,000,000 ISIN: US0448208191 CUSIP: 044820819 BLOOMBERG: EMFIX US TICKER: EMFIX RETAIL CLASS A Launch date: February 24, 2012 Minimum initial investment: $1,000 ISIN: US0448207771 CUSIP: 044820777 BLOOMBERG: EMEAX US TICKER: EMEAX RETAIL CLASS C Launch date: March 3, 2017 Minimum initial investment: $1,000 ISIN: US0448207698 CUSIP: 044820769 BLOOMBERG: EMECX US TICKER: EMECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (02/24/2012) and Class C shares (03/03/2017), performance information shown is based on the performance of the Fund’s Institutional Class shares (06/22/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.
Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,283.30 $1,281.80 $1,278.20 $1,018.99 $1,017.75 $1,014.03 Expense Ratio (Gross / Net) 1.35% / 1.17% 1.60% / 1.42% 2.32% / 2.17% 1.35% / 1.17% 1.60% / 1.42% 2.32% / 2.17% Expenses Paid* $6.62 $8.03 $12.26 $5.86 $7.10 $10.84 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Equity ESG Fund Ashmore Emerging Markets Equity ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2021 Institutional Class Retail Class A (load-waived) Retail Class A (unadjusted)1 Retail Class C (load-waived) Retail Class C (unadjusted)1 MSCI EM NET2 6 Months 25.66% 25.41% 18.83% 25.15% 24.15% 22.95% 1 Year1 71.63% 71.15% 62.17% 70.27% 69.27% 48.71% Since incpt1 42.43% 42.09% 35.72% 41.34% 41.34% 27.17% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) China Taiwan South Korea Russia India 27.6 16.1 12.9 9.7 7.8 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: February 26, 2020 Minimum initial investment: $1,000,000 ISIN: US0448204547 CUSIP: 044820454 BLOOMBERG: ESIGX US TICKER: ESIGX RETAIL CLASS A Launch date: February 26, 2020 Minimum initial investment: $1,000 ISIN: US0448204703 CUSIP: 044820470 BLOOMBERG: ESAGX US TICKER: ESAGX as of and Apr certain 30, 2021 hedge . related RETAIL CLASS C Launch date: February 26, 2020 Minimum initial investment: $1,000 ISIN: US0448204620 CUSIP: 044820462 BLOOMBERG: ESCGX US TICKER: ESCGX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Beginning Account Value (11/1/2020) Ending Account Value (4/30/2021) Expense Ratio (Gross / Net) Expenses Paid* Institutional Class $1,000.00 $1,256.60 2.71% / 1.17% $6.55 Actual performance Class A $1,000.00 $1,254.10 2.93% / 1.42% $7.94 Class C $1,000.00 $1,251.50 3.69% / 2.17% $12.11 Hypothetical performance Institutional Class Class A $1,000.00 $1,000.00 $1,018.99 $1,017.75 2.71% / 1.17% 2.93% / 1.42% $5.86 $7.10 Class C $1,000.00 $1,014.03 3.69% / 2.17% $10.84 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Short Duration Select Fund Ashmore Emerging Markets Short Duration Select Fund is an open-end U.S. mutual fund. The Fund seeks to maximize total return. Investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years and an Investment Grade weighted average credit rating.
Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Total Return For The Period Ended Apr 30, 2021 6 Months Since incpt1 Institutional Class 4.00% 7.56% Retail Class A (load-waived) 3.83% 7.25% Retail Class A (unadjusted)1 1.49% 4.84% Retail Class C (load-waived) 3.45% 6.58% Retail Class C (unadjusted)1 2.45% 5.58% JP Morgan CEMBI BD IG (1-3 yr)2 1.28% 3.24% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) China 15.0 United Arab Emirates 12.6 Saudi Arabia 10.9 Mexico 7.2 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: June 15, 2020 Minimum initial investment: $1,000,000 ISIN: US0448204216 CUSIP: 044820421 BLOOMBERG: ESDIX US TICKER: ESDIX RETAIL CLASS A
Launch date: June 15, 2020 Minimum initial investment: $1,000 ISIN: US0448204471 CUSIP: 044820447 BLOOMBERG: ESDAX US TICKER: ESDAX RETAIL CLASS C Launch date: June 15, 2020 Minimum initial investment: $1,000 ISIN: US0448204398 CUSIP: 044820439 BLOOMBERG: ESDCX US TICKER: ESDCX All sources are Ashmore unless otherwise indicated.
The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2 The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified Investment Grade 1-3 Year. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Beginning Account Value (11/1/2020) Ending Account Value (4/30/2021) Expense Ratio (Gross / Net) Expenses Paid* Institutional Class $1,000.00 $1,041.04 2.01% / 0.67% $3.39 Actual performance Class A $1,000.00 $1,040.38 2.33% / 0.92% $4.66 Class C $1,000.00 $1,037.60 3.04% / 1.67% $8.45 Hypothetical performance Institutional Class Class A $1,000.00 $1,000.00 $1,022.49 $1,022.27 2.01% / 0.67% 2.33% / 0.92% $3.36 $4.62 Class C $1,000.00 $1,019.56 3.04% / 1.67% $8.37 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Investment Grade Income
Ashmore Emerging Markets Investment Grade Income is an open-end U.S. mutual fund. The Fund seeks to maximize income, with a secondary objective of long-term capital appreciation. Investing principally in debt instruments of, and derivative instruments related to, Sovereigns, Quasi-Sovereigns, EM Supra-Nationals and Corporate issuers of EM Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund observes a policy to normally invest at least 80% of its net assets in Investment Grade bonds. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Total Return For The Period Ended Apr 30, 2021 Institutional Class Retail Class A (load-waived) Retail Class A (unadjusted)1 Retail Class C (load-waived) Retail Class C (unadjusted)1 JP Morgan CEMBI BD IG2 6 Months 3.22% 3.10% -1.02% 2.64% 1.64% 1.05% Since incpt1 2.02% 1.88% -2.20% 1.34% 0.34% 0.88% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) Mexico 14.6 Brazil 12.5 United Arab Emirates 8.2 Chile 7.4 Indonesia 7.1 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: September 17, 2020 Minimum initial investment: $1,000,000 ISIN: US0448203895 CUSIP: 044820389 BLOOMBERG: IGIEX US TICKER: IGIEX RETAIL CLASS A Launch date: September 17, 2020 Minimum initial investment: $1,000 ISIN: US0448204133 CUSIP: 044820413 BLOOMBERG: IGAEX US TICKER: IGAEX RETAIL CLASS C Launch date: September 17, 2020 Minimum initial investment: $1,000 ISIN: US0448203978 CUSIP: 044820397 BLOOMBERG: IGCEX US TICKER: IGCEX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified Investment Grade. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,036.33 $1,036.16 $1,032.56 $1,025.31 $1,025.08 $1,022.36 Expense Ratio (Gross / Net) 1.63% / 0.72% 1.86% / 0.97% 2.58% / 1.72% 1.63% / 0.72% 1.86% / 0.97% 2.58% / 1.72% Expenses Paid* $3.64 $4.91 $8.69 $3.62 $4.88 $8.65 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2020 through April 30, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Corporate Income ESG Fund Ashmore Emerging Markets Corporate Income ESG Fund is an open-end U.S. mutual fund. The Fund seeks to maximize income by investing principally in debt instruments of Corporate issuers, which may be denominated principally in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7), focusing on issuers that the Investment Manager believes satisfy the ESG Criteria. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Total Return For The Period Ended Apr 30, 2021 Since incpt1 Institutional Class -0.13% Retail Class A (load-waived) -0.15% Retail Class A (unadjusted)1 -4.15% Retail Class C (load-waived) -0.27% Retail Class C (unadjusted)1 -1.26% JP Morgan CEMBI BD2 -0.04% Cumulative Returns Through Apr 30, 2021 (% of NAV) Top 5 country exposures (% of NAV) Brazil 19.4 China 17.3 Mexico 16.7 United Arab Emirates 9.9 Russia 5.8 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2021. Share class information INSTITUTIONAL CLASS Launch date: February 26, 2021 Minimum initial investment: $1,000,000 ISIN: US0448203556 CUSIP: 044820355 BLOOMBERG: ECIEX US TICKER: ECIEX RETAIL CLASS A Launch date: February 26, 2021 Minimum initial investment: $1,000 ISIN: US0448203713 CUSIP: 044820371 BLOOMBERG: ECAEX US TICKER: ECAEX RETAIL CLASS C Launch date: February 26, 2021 Minimum initial investment: $1,000 ISIN: US 0448203630 CUSIP: 044820363 BLOOMBERG: ECCEX US TICKER: ECCEX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (2/26/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2021) $1,005.69 $1,006.49 $1,006.28 $1,014.18 $1,014.75 $1,014.45 Expense Ratio (Gross / Net) 2.99% / 0.87% 3.19% / 1.12% 3.93% / 1.87% 2.99% / 0.87% 3.19% / 1.12% 3.93% / 1.87% Expenses Paid* $1.51 $1.95 $3.25 $1.52 $1.96 $3.27 *Expenses are equal to the Fund’s annualized expense ratios for the period February 26, 2021 through April 30, 2021, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

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ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2021 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$1,306,209,050	$7,073,753	$312,362,827	$216,382,027
Deposit held at broker	2,945,484	254,304	—	—
Cash	56,401,060	699,852	13,862,358	13,141,834
Foreign currency, at value	784,228	148,620	71	12,897
Unrealized appreciation on forward foreign currency exchange contracts	2,648,281	21,553	—	—
Variation margin receivable on centrally cleared swap contracts	30,810	426	—	—
Due from broker	—	20,679	—	—
Receivable for securities and currencies sold	3,946,595	1,556,329	2,890,395	—
Receivable for fund shares sold	479,857	—	187,953	202,489
Receivable from Investment Manager	95,926	13,837	31,794	24,173
Interest and dividends receivable	17,257,400	122,789	4,170,791	2,727,466
Other assets	2,899	13,830	15,783	3,485
Total Assets	1,390,801,590	9,925,972	333,521,972	232,494,371
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	4,871,506	68,259	12,234	14,927
Variation margin payable on centrally cleared swap contracts	10,716	1,076	—	—
Payable for securities and currencies purchased	22,959,993	1,555,512	1,970,283	—
Payable for when-issued securities	—	—	2,400,000	—
Payable for fund shares redeemed	1,293,289	—	199,063	223,772
Distributions payable	851,442	—	229,446	200,589
Due to broker	2,557,421	13,376	—	—
Investment Manager fee payable	1,092,571	6,368	301,828	123,261
Trustees’ fees payable	36,187	720	8,001	10,474
Deferred foreign capital gains taxes payable	—	—	—	—
Other liabilities	634,112	47,628	150,467	345,585
Total Liabilities	34,307,237	1,692,939	5,271,322	918,608
Net Assets	$1,356,494,353	$8,233,033	$328,250,650	$231,575,763
NET ASSETS:
Paid in capital	$1,522,012,371	$10,654,187	$406,223,721	$581,288,294
Distributable earnings/(Accumulated loss)	(165,518,018)	(2,421,154)	(77,973,071)	(349,712,531)
Net Assets	$1,356,494,353	$8,233,033	$328,250,650	$231,575,763

Net Assets:
Class A	$10,693,688	$1,601,763	$12,264,812	$13,133,629
Class C	3,377,736	30,572	6,544,444	1,582,993
Institutional Class	1,342,422,929	6,600,698	309,441,394	216,859,141

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	1,495,857	224,728	1,532,823	1,661,265
Class C	473,914	4,384	819,458	208,612
Institutional Class	185,030,457	885,987	37,113,661	27,913,925

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$7.15	$7.13	$8.00	$7.91
Class C	7.13	6.97	7.99	7.59
Institutional Class	7.26	7.45	8.34	7.77

Cost of Investments in securities	$1,370,424,281	$7,393,066	$318,407,986	$346,559,379
Cost of foreign currency held	$785,030	$148,343	$71	$11,414

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Short Duration Select Fund	Ashmore Emerging Markets Investment Grade Income Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$93,873,122	$11,258,316	$62,150,728	$123,928,064	$14,940,172	$10,373,226	$19,462,296	$9,843,070
—			—	—	—	—	—
672,667	247,203	2,576,355	1,274,897	200,185	464,346	704,677	164,187
31,595	616	343,999	20,425	359	—	6,367	1
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
5,018,412	58,066	85,371	3	—	—	—	—
29,039	5,000	82,088	184,243	—	—	—	—
18,557	8,289	18,675	15,768	17,903	—	20,900	18,448
55,081	4,316	257,108	49,361	8,744	126,865	240,184	127,735
3,643	1,185	1,183	2,101	12,795	942	4,120	46,581
99,702,116	11,582,991	65,515,507	125,474,862	15,180,158	10,965,379	20,438,544	10,200,022

—	—	—	—	—	—	3,625	2,493
—	—	—	—	—	—	—	—
5,531,409	34,584	145,012	—	—	223,797	30,244	—
—	—	—	—	—	—	—	200,000
—	—	745,400	192,231	—	—	—	—
—	—	—	—	—	6,053	10,164	6,821
—	—	65,611	—	—	—	—	—
78,834	14,108	78,780	114,084	14,352	9,665	11,660	6,910
2,505	242	1,586	2,711	388	287	1,705	260
14,794	90,000	18,370	177,873	—	—	—	—
54,946	48,661	76,064	86,839	26,436	41,988	54,350	9,212
5,682,488	187,595	1,130,823	573,738	41,176	281,790	111,748	225,696
$94,019,628	$11,395,396	$64,384,684	$124,901,124	$15,138,982	$10,683,589	$20,326,796	$9,974,326

$70,204,231	$13,782,325	$69,056,257	$85,718,540	$10,074,983	$10,362,418	$20,355,435	$10,059,870
23,815,397	(2,386,929)	(4,671,573)	39,182,584	5,063,999	321,171	(28,639)	(85,544)
$94,019,628	$11,395,396	$64,384,684	$124,901,124	$15,138,982	$10,683,589	$20,326,796	$9,974,326

$2,047,345	$354,588	$735,615	$2,516,284	$1,510	$1,066	$1,015	$997
1,832	180,340	239,197	43,578	1,500	1,060	1,011	996
91,970,451	10,860,468	63,409,872	122,341,262	15,135,972	10,681,463	20,324,770	9,972,333

148,371	24,004	84,485	153,262	101	103	102	101
135	11,806	28,575	2,807	100	103	101	100
6,622,976	568,820	6,273,483	7,703,984	1,005,140	1,035,084	2,034,936	1,005,855

$13.80	$14.77	$8.71	$16.42	$15.02	$10.32	$9.99	$9.91
13.56	15.28	8.37	15.52	14.93	10.32	9.98	9.91
13.89	19.09	10.11	15.88	15.06	10.32	9.99	9.91

$84,182,602	$8,816,389	$55,057,619	$94,824,232	$11,051,879	$10,025,191	$19,467,428	$9,916,419
$31,610	$616	$344,288	$20,270	$359	$—	$6,344	$1

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended April 30, 2021 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund

INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$38,182,116	$238,055	$9,687,432	$10,107,564
Dividends, net of foreign tax withholdings*	—	—	—	—
Total Income	38,182,116	238,055	9,687,432	10,107,564
EXPENSES:
Investment Manager fees	6,648,221	47,813	1,767,582	867,342
Administration fees	132,953	1,007	30,738	26,685
Custody fees	255,651	30,152	40,933	53,037
Professional fees	252,096	20,999	78,387	137,153
Trustees’ fees	68,463	831	15,499	16,744
Offering expenses and registration fees	—	22,872	30,598	19,631
Insurance fees	30,720	893	7,204	12,315
Printing fees	23,359	5,574	13,530	32,559
Distribution and servicing fees - Class A	12,794	2,215	15,707	20,431
Distribution and servicing fees - Class C	18,961	155	36,265	7,960
Regulatory fees	19,194	6,911	11,024	13,794
Interest expense	—	—	—	—
Total Expenses	7,462,412	139,422	2,047,467	1,207,651
Less expenses reimbursed by the Investment Manager	(587,576)	(88,304)	(180,583)	(204,032)
Net Expenses	6,874,836	51,118	1,866,884	1,003,619
Net Investment Income (Loss)	31,307,280	186,937	7,820,548	9,103,945
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities	(7,454,771)	(1,632,364)	(1,052,662)	(49,467,313)
Forward foreign currency exchange contracts	15,903,685	305,607	(7,788)	13,199
Interest rate swap contracts	(831,384)	107,360	—	—
Foreign exchange transactions	504,966	(3,723)	(6,987)	13,858
Net Realized Gain (Loss)	8,122,496	(1,223,120)	(1,067,437)	(49,440,256)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $(19,823), $-, $2,859, $48,370, $-, $-, $-, and $-, respectively)	55,194,218	2,873,971	18,703,612	67,032,257
Forward foreign currency exchange contracts	(1,841,739)	(26,410)	(23,200)	(14,927)
Interest rate swap contracts	(521,776)	(92,654)	—	—
Foreign exchange translations	85,816	7,576	48	191
Change in Net Unrealized Appreciation (Depreciation)	52,916,519	2,762,483	18,680,460	67,017,521
Net Realized and Unrealized Gains (Losses)	61,039,015	1,539,363	17,613,023	17,577,265
Net Increase (Decrease) in Net Assets Resulting from Operations	$92,346,295	$1,726,300	$25,433,571	$26,681,210
* Foreign Tax Withholdings	$234,025	$33,554	$11,339	$—

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Short Duration Select Fund	Ashmore Emerging Markets Investment Grade Income Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$—	$—	$—	$197	$—	$274,616	$430,393	$91,593
813,828	39,816	799,262	412,631	51,412	—	—	—
813,828	39,816	799,262	412,828	51,412	274,616	430,393	91,593

474,675	75,465	446,175	613,584	84,062	34,006	70,953	14,021
9,493	1,006	5,949	10,670	1,462	1,046	2,027	330
32,056	10,103	63,353	34,939	6,089	2,697	4,459	1,607
23,878	13,852	20,453	24,704	10,887	15,202	23,626	7,258
4,707	471	2,994	5,253	741	534	496	265
24,836	20,545	16,241	20,485	85,097	39,349	51,430	20,831
1,450	199	1,330	1,395	193	—	—	121
5,938	5,649	7,007	6,050	5,553	5,914	5,680	2,525
2,436	585	859	2,720	2	2	2	1
9	826	1,389	59	7	5	5	2
5,119	5,525	5,692	5,849	3,801	6,345	6,097	2,322
—	—	—	—	—	—	—	—
584,597	134,226	571,442	725,708	197,894	105,100	164,775	49,283
(98,217)	(56,309)	(117,058)	(98,094)	(112,358)	(70,037)	(91,783)	(34,929)
486,380	77,917	454,384	627,614	85,536	35,063	72,992	14,354
327,448	(38,101)	344,878	(214,786)	(34,124)	239,553	357,401	77,239

17,458,206	1,965,628	3,105,575	13,257,384	1,463,757	(28,420)	(10,860)	(7,421)
34,376	—	—	2,999	(1,692)	—	1,271	(3,457)
—	—	—	—	—	—	—	—
(131,176)	357	(14,238)	(29,116)	(3,432)	—	(1,329)	1,174
17,361,406	1,965,985	3,091,337	13,231,267	1,458,633	(28,420)	(10,918)	(9,704)

2,984,299	781,339	8,895,829	11,099,147	1,663,313	195,960	286,780	(73,349)
(9,607)	—	—	—	—	—	(8,413)	(2,493)
—	—	—	—	—	—	—	—
(799)	1,256	(1,346)	693	(13)	—	92	2
2,973,893	782,595	8,894,483	11,099,840	1,663,300	195,960	278,459	(75,840)
20,335,299	2,748,580	11,985,820	24,331,107	3,121,933	167,540	267,541	(85,544)
$20,662,747	$2,710,479	$12,330,698	$24,116,321	$3,087,809	$407,093	$624,942	$(8,305)
$155,309	$5,694	$34,240	$72,612	$8,144	$275	$(1,009)	$103

1    The Fund commenced investment operations on February 28, 2021.

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2021 (Unaudited) and the Fiscal Year Ended October 31, 2020

	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2021	2020	2021	2020	2021	2020
OPERATIONS:
Net investment income (loss)	$31,307,280	$71,297,897	$186,937	$1,984,071	$7,820,548	$22,519,114
Net realized gain (loss)	8,122,496	(94,791,181)	(1,223,120)	(1,816,597)	(1,067,437)	(32,542,038)
Net change in unrealized appreciation (depreciation)	52,916,519	(67,736,472)	2,762,483	(2,473,268)	18,680,460	(8,614,793)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,346,295	(91,229,756)	1,726,300	(2,305,794)	25,433,571	(18,637,717)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(228,827)	(179,927)	—	—	(306,563)	(809,491)
Class C	(70,406)	(73,753)	—	—	(151,276)	(473,514)
Institutional Class	(30,878,259)	(25,691,849)	—	—	(7,377,720)	(21,042,924)

Total Distributions to Shareholders	(31,177,492)	(25,945,529)	—	—	(7,835,559)	(22,325,929)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(338,304)	—	(24,315)	—	(5,937)
Class C	—	(120,353)	—	(627)	—	(3,534)
Institutional Class	—	(45,002,937)	—	(512,379)	—	(146,369)

Total Tax Return of Capital Distributions to Shareholders	—	(45,461,594)	—	(537,321)	—	(155,840)
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(288,378)	400,217	(229,347)	(41,118)	377,742	(1,139,647)
Net increase (decrease) in net assets resulting from Class C share transactions	(730,487)	(1,081,246)	—	(22,027)	(1,395,305)	(2,571,648)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	52,881,700	(138,029,198)	(23,306,324)	(11,584,513)	31,699,063	(143,205,862)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	51,862,835	(138,710,227)	(23,535,671)	(11,647,658)	30,681,500	(146,917,157)
Total Increase (Decrease) in Net Assets	113,031,638	(301,347,106)	(21,809,371)	(14,490,773)	48,279,512	(188,036,643)
NET ASSETS:
Net Assets at the Beginning of period	1,243,462,715	1,544,809,821	30,042,404	44,533,177	279,971,138	468,007,781
Net Assets at the End of period	$1,356,494,353	$1,243,462,715	$8,233,033	$30,042,404	$328,250,650	$279,971,138

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund
2021	2020	2021	2020	2021	2020

$9,103,945	$55,184,874	$327,448	$594,913	$(38,101)	$(69,946)
(49,440,256)	(168,910,509)	17,361,406	(2,742,392)	1,965,985	(2,567,693)
67,017,521	(61,680,516)	2,973,893	6,126,832	782,595	2,900,318

26,681,210	(175,406,151)	20,662,747	3,979,353	2,710,479	262,679

(536,632)	(3,798,269)	(7,873)	(5,074)	—	—
(46,378)	(92,251)	(4)	(1)	—	—
(8,457,776)	(50,955,560)	(485,573)	(371,295)	—	—

(9,040,786)	(54,846,080)	(493,450)	(376,370)	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

(7,686,854)	(75,756,615)	36,739	1,134,178	(165,180)	(796,542)

(68,130)	(447,021)	4	(11,998)	180	(29,307)

(241,213,696)	(539,244,421)	(8,277,995)	56,642,518	908,060	(19,289,930)

(248,968,680)	(615,448,057)	(8,241,252)	57,764,698	743,060	(20,115,779)

(231,328,256)	(845,700,288)	11,928,045	61,367,681	3,453,539	(19,853,100)

462,904,019	1,308,604,307	82,091,583	20,723,902	7,941,857	27,794,957
$ 231,575,763	$462,904,019	$94,019,628	$82,091,583	$11,395,396	$7,941,857

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2021 (Unaudited) and the Fiscal Year Ended October 31, 2020

	Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Equity ESG Fund
	2021	2020	2021	2020	2021	2020[1]
OPERATIONS:
Net investment income (loss)	$344,878	$668,116	$(214,786)	$96,813	$(34,124)	$6,911
Net realized gain (loss)	3,091,337	(9,863,252)	13,231,267	2,265,729	1,458,633	(167,455)
Net change in unrealized appreciation (depreciation)	8,894,483	(999,651)	11,099,840	14,726,903	1,663,300	2,224,950
Net Increase (Decrease) in Net Assets Resulting from Operations	12,330,698	(10,194,787)	24,116,321	17,089,445	3,087,809	2,064,406

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,092)	(3,282)	(42,189)	(1,806)	(9)	—
Class C	(263)	(1,619)	(34)	—	(8)	—
Institutional Class	(91,412)	(500,203)	(2,151,050)	(193,458)	(87,850)	(351)

Total Distributions to Shareholders	(92,767)	(505,104)	(2,193,273)	(195,264)	(87,867)	(351)
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(62,770)	(6,309,348)	713,005	470,474	7	1,000
Net increase (decrease) in net assets resulting from Class C share transactions	(105,021)	21,190	43,299	2	9	1,002
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(1,681,611)	(17,352,141)	18,441,220	30,763,046	74,671	9,998,296

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(1,849,402)	(23,640,299)	19,197,524	31,233,522	74,687	10,000,298
Total Increase (Decrease) in Net Assets	10,388,529	(34,340,190)	41,120,572	48,127,703	3,074,629	12,064,353
NET ASSETS:
Net Assets at the Beginning of period	53,996,155	88,336,345	83,780,552	35,652,849	12,064,353	—
Net Assets at the End of period	$64,384,684	$53,996,155	$124,901,124	$83,780,552	$15,138,982	$12,064,353

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Select Fund		Ashmore Emerging Markets Investment Grade Income Fund		Ashmore Emerging Markets Corporate Income ESG Fund
2021	2020[2]	2021	2020[3]	2021[4]

$239,553	$161,496	$357,401	$66,420	$77,239
(28,420)	32,938	(10,918)	(4,491)	(9,704)
195,960	152,075	278,459	(287,186)	(75,840)

407,093	346,509	624,942	(225,257)	(8,305)

(25)	(15)	(17)	(3)	(7)
(21)	(12)	(13)	(3)	(6)
(270,143)	(162,219)	(360,751)	(67,537)	(77,226)

(270,189)	(162,246)	(360,781)	(67,543)	(77,239)

21	1,012	14	1,002	1,006
18	1,010	11	1,002	1,005
227,994	10,132,367	303,308	20,050,098	10,057,859

228,033	10,134,389	303,333	20,052,102	10,059,870

364,937	10,318,652	567,494	19,759,302	9,974,326

10,318,652	—	19,759,302	—	—
$ 10,683,589	$10,318,652	$20,326,796	$19,759,302	$9,974,326

1    The Fund commenced investment operations on February, 26, 2020.

2    The Fund commenced investment operations on June 15, 2020.

3    The Fund commenced investment operations on September 17, 2020.

4    The Fund commenced investment operations on February 28, 2021.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Class A
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 6.80	$ 7.54	$ 7.31	$ 8.22	$ 8.01	$ 7.49

Income (loss) from investment operations:
Net investment income	0.16	0.34	0.40	0.36 [1]	0.56 [1]	0.58 [1]
Net realized and unrealized gain (loss)	0.35	(0.74)	0.24	(0.82)	0.15	0.49

Total from investment operations	0.51	(0.40)	0.64	(0.46)	0.71	1.07

Less distributions:

From net investment income	(0.16)	(0.12)	(0.33)	(0.16)	(0.50)	(0.33)
From net realized gain	—	—	—	(0.11)	—	—
Tax return of capital	—	(0.22)	(0.08)	(0.18)	—	(0.22)

Total distributions	(0.16)	(0.34)	(0.41)	(0.45)	(0.50)	(0.55)

Net asset value at end of period	$ 7.15	$ 6.80	$ 7.54	$ 7.31	$ 8.22	$ 8.01

Total return[2]	7.49%	(5.31)%	8.68%	(5.65)%	9.12%	15.15%

Portfolio turnover rate[3]	27%	67%	49%	66%	65%	91%

Net assets, end of period (in thousands)	$ 10,693	$ 10,377	$ 11,108	$ 8,347	$ 18,231	$ 3,445

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.37%[5]	1.42%[5]	1.36%	1.36%	1.37%	1.41%
Total expenses after reimbursements	1.28%[5]	1.32%[5]	1.27%	1.27%	1.27%	1.27%

Net investment income to average net assets:
Net investment income before reimbursements	4.40%[5]	4.72%[5]	5.16%	4.42%	6.81%	7.48%
Net investment income after reimbursements	4.49%[5]	4.82%[5]	5.25%	4.51%	6.91%	7.62%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Class C
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 6.78	$ 7.53	$ 7.29	$ 8.21	$ 8.00	$ 7.48

Income (loss) from investment operations:
Net investment income	0.15	0.30	0.34	0.31 [1]	0.46 [1]	0.53 [1]
Net realized and unrealized gain (loss)	0.33	(0.76)	0.25	(0.83)	0.19	0.49

Total from investment operations	0.48	(0.46)	0.59	(0.52)	0.65	1.02

Less distributions:

From net investment income	(0.13)	(0.11)	(0.28)	(0.14)	(0.44)	(0.30)
From net realized gain	—	—	—	(0.11)	—	—
Tax return of capital	—	(0.18)	(0.07)	(0.15)	—	(0.20)

Total distributions	(0.13)	(0.29)	(0.35)	(0.40)	(0.44)	(0.50)

Net asset value at end of period	$ 7.13	$ 6.78	$ 7.53	$ 7.29	$ 8.21	$ 8.00

Total return[2]	7.11%	(6.09)%	8.02%	(6.43)%	8.31%	14.32%

Portfolio turnover rate[3]	27%	67%	49%	66%	65%	91%

Net assets, end of period (in thousands)	$ 3,378	$ 3,905	$ 5,506	$ 4,278	$ 3,926	$ 2,451

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.12%[6]	2.17%[6]	2.11%	2.12%	2.12%	2.15%
Total expenses after reimbursements	2.03%[6]	2.06%[6]	2.02%	2.02%	2.02%	2.02%

Net investment income to average net assets:
Net investment income before reimbursements	3.64%[6]	4.01%[6]	4.41%	3.92%	5.59%	6.79%
Net investment income after reimbursements	3.73%[6]	4.12%[6]	4.50%	4.02%	5.69%	6.92%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Institutional Class
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 6.90	$ 7.65	$ 7.41	$ 8.34	$ 8.13	$ 7.60
Income (loss) from investment operations:
Net investment income	0.17	0.36	0.44	0.40 [1]	0.55 [1]	0.61 [1]
Net realized and unrealized gain (loss)	0.36	(0.75)	0.24	(0.85)	0.19	0.50

Total from investment operations	0.53	(0.39)	0.68	(0.45)	0.74	1.11

Less distributions:

From net investment income	(0.17)	(0.13)	(0.35)	(0.17)	(0.53)	(0.35)
From net realized gain	—	—	—	(0.11)	—	—
Tax return of capital	—	(0.23)	(0.09)	(0.20)	—	(0.23)

Total distributions	(0.17)	(0.36)	(0.44)	(0.48)	(0.53)	(0.58)

Net asset value at end of period	$ 7.26	$ 6.90	$ 7.65	$ 7.41	$ 8.34	$ 8.13

Total return[2]	7.68%	(5.09)%	9.04%	(5.53)%	9.36%	15.49%

Portfolio turnover rate[3]	27%	67%	49%	66%	65%	91%

Net assets, end of period (in thousands)	$1,342,423	$1,229,181	$1,528,196	$1,313,660	$1,110,901	$808,872

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.12%[7]	1.17%[7]	1.11%	1.12%	1.12%	1.16%
Total expenses after reimbursements	1.03%[7]	1.07%[7]	1.02%	1.02%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	4.62%[7]	4.99%[7]	5.40%	4.97%	6.60%	7.77%
Net investment income after reimbursements	4.71%[7]	5.09%[7]	5.49%	5.07%	6.70%	7.91%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]

Ratios include legal expenses of $470 and $5,146 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $168 and $1,990 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.01% and 0.04% and Net investment income ratios would have been higher by 0.01% and 0.04% excluding these expenses.

[7]

Ratios include legal expenses of $61,200 and $640,665 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01% and 0.05% excluding these expenses.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Class A

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 6.86	$ 7.35	$ 6.53	$ 7.22	$ 7.06	$ 6.57

Income (loss) from investment operations:
Net investment income	0.19	0.35 [1]	0.59	0.36	0.34 [1]	0.30 [1]
Net realized and unrealized gain (loss)	0.08	(0.75)	0.27	(0.88)	0.14	0.49

Total from investment operations	0.27	(0.40)	0.86	(0.52)	0.48	0.79

Less distributions:

From net investment income	—	—	—	(0.08)	(0.09)	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.09)	(0.04)	(0.09)	(0.23)	(0.30)

Total distributions	—	(0.09)	(0.04)	(0.17)	(0.32)	(0.30)

Net asset value at end of period	$ 7.13	$ 6.86	$ 7.35	$ 6.53	$ 7.22	$ 7.06

Total return[2]	3.94%	(5.51)%	13.24%	(7.47)%	6.83%	12.37%

Portfolio turnover rate[3]	14%	47%	56%	75%	68%	83%

Net assets, end of period (in thousands)	$ 1,602	$ 1,755	$ 1,933	$ 1,259	$ 915	$ 841

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.16%	1.75%	1.55%	1.57%	1.51%	1.55%
Total expenses after reimbursements	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%

Net investment income to average net assets:
Net investment income before reimbursements	1.56%	4.45%	5.08%	4.63%	4.37%	4.10%
Net investment income after reimbursements	3.50%	4.98%	5.41%	4.98%	4.66%	4.43%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Class C
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 6.74	$ 7.27	$ 6.47	$ 7.18	$ 7.05	$ 6.56

Income (loss) from investment operations:
Net investment income	0.10	0.29 [1]	0.34	0.30	0.28 [1]	0.25 [1]
Net realized and unrealized gain (loss)	0.13	(0.74)	0.47	(0.88)	0.15	0.49

Total from investment operations	0.23	(0.45)	0.81	(0.58)	0.43	0.74

Less distributions:

From net investment income	—	—	—	(0.07)	(0.09)	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.08)	(0.01)	(0.06)	(0.21)	(0.25)

Total distributions	—	(0.08)	(0.01)	(0.13)	(0.30)	(0.25)

Net asset value at end of period	$ 6.97	$ 6.74	$ 7.27	$ 6.47	$ 7.18	$ 7.05

Total return[2]	3.41%	(6.25)%	12.54%	(8.24)%	6.05%	11.75%

Portfolio turnover rate[3]	14%	47%	56%	75%	68%	83%

Net assets, end of period (in thousands)	$ 30	$ 30	$ 55	$ 77	$ 98	$ 70

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.91%	2.50%	2.29%	2.31%	2.26%	2.30%
Total expenses after reimbursements	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%

Net investment income to average net assets:
Net investment income before reimbursements	0.83%	3.77%	4.33%	3.85%	3.62%	3.35%
Net investment income after reimbursements	2.77%	4.30%	4.65%	4.19%	3.91%	3.68%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 7.16	$ 7.66	$ 6.79	$ 7.50	$ 7.31	$ 6.80
Income (loss) from investment operations:
Net investment income	3.54	0.38 [1]	0.65	0.41	0.37 [1]	0.33	[1]
Net realized and unrealized gain (loss)	(3.25)	(0.78)	0.27	(0.94)	0.15	0.51

Total from investment operations	0.29	(0.40)	0.92	(0.53)	0.52	0.84

Less distributions:

From net investment income	—	—	—	(0.09)	(0.09)	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.10)	(0.05)	(0.09)	(0.24)	(0.33)

Total distributions	—	(0.10)	(0.05)	(0.18)	(0.33)	(0.33)

Net asset value at end of period	$ 7.45	$ 7.16	$ 7.66	$ 6.79	$ 7.50	$ 7.31

Total return[2]	4.05%	(5.38)%	13.59%	(7.33)%	7.12%	12.69%

Portfolio turnover rate[3]	14%	47%	56%	75%	68%	83%

Net assets, end of period (in thousands)	$ 6,601	$ 28,257	$ 42,545	$ 63,009	$ 84,747	$ 80,803

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.69%	1.50%	1.28%	1.32%	1.26%	1.30%
Total expenses after reimbursements	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	2.05%	4.75%	5.31%	4.87%	4.62%	4.35%
Net investment income after reimbursements	3.77%	5.28%	5.62%	5.22%	4.91%	4.68	%a

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Class A

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 7.53	$ 7.92	$ 7.87	$ 8.56	$ 7.92	$ 7.66

Income (loss) from investment operations:
Net investment income	0.19	0.44	0.52	0.51	0.57	0.70
Net realized and unrealized gain (loss)	0.47	(0.39)	0.03	(0.71)	0.65	0.21

Total from investment operations	0.66	0.05	0.55	(0.20)	1.22	0.91

Less distributions:

From net investment income	(0.19)	(0.44)	(0.50)	(0.49)	(0.56)	(0.65)
From net realized gain	—	—	(—)[1]	—	—	—
Tax return of capital	—	(—)[1]	—	—	(0.02)	—

Total distributions	(0.19)	(0.44)	(0.50)	(0.49)	(0.58)	(0.65)

Net asset value at end of period	$ 8.00	$ 7.53	$ 7.92	$ 7.87	$ 8.56	$ 7.92

Total return[2]	8.83%	0.85%	7.37%	(2.58)%	15.99%	12.92%

Portfolio turnover rate[3]	38%	117%	96%	88%	87%	81%

Net assets, end of period (in thousands)	$ 12,265	$ 11,198	$ 13,383	$ 8,616	$ 11,995	$ 11,466

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.55%[5]	1.58%[5]	1.51%	1.53%	1.52%	1.57%
Total expenses after reimbursements	1.43%[5]	1.47%[5]	1.42%	1.42%	1.42%	1.42%

Net investment income to average net assets:
Net investment income before reimbursements	4.74%[5]	5.76%[5]	6.39%	6.09%	7.11%	8.88%
Net investment income after reimbursements	4.86%[5]	5.87%[5]	6.48%	6.20%	7.21%	9.03%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Class C

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 7.51	$ 7.91	$ 7.86	$ 8.55	$ 7.91	$ 7.66

Income (loss) from investment operations:
Net investment income	0.16	0.39	0.45	0.46	0.52	0.63
Net realized and unrealized gain (loss)	0.48	(0.40)	0.04	(0.72)	0.63	0.22

Total from investment operations	0.64	(0.01)	0.49	(0.26)	1.15	0.85

Less distributions:

From net investment income	(0.16)	(0.39)	(0.44)	(0.43)	(0.50)	(0.60)
From net realized gain	—	—	(—)[1]	—	—	—
Tax return of capital	—	(—)[1]	—	—	(0.01)	—

Total distributions	(0.16)	(0.39)	(0.44)	(0.43)	(0.51)	(0.60)

Net asset value at end of period	$ 7.99	$ 7.51	$ 7.91	$ 7.86	$ 8.55	$ 7.91

Total return[2]	8.60%	(0.01)%	6.58%	(3.30)%	15.16%	11.99%

Portfolio turnover rate[3]	38%	117%	96%	88%	87%	81%

Net assets, end of period (in thousands)	$ 6,545	$ 7,466	$ 10,745	$ 8,785	$ 9,530	$ 6,010

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.30%[6]	2.33%[6]	2.26%	2.29%	2.27%	2.32%
Total expenses after reimbursements	2.18%[6]	2.22%[6]	2.17%	2.17%	2.17%	2.17%

Net investment income to average net assets:
Net investment income before reimbursements	4.01%[6]	5.01%[6]	5.65%	5.38%	6.40%	8.16%
Net investment income after reimbursements	4.13%[6]	5.12%[6]	5.74%	5.50%	6.50%	8.31%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 7.84	$ 8.25	$ 8.20	$ 8.92	$ 8.24	$ 7.98
Income (loss) from investment operations:
Net investment income	0.21	0.48	0.55	0.56	0.62	0.72
Net realized and unrealized gain (loss)	0.50	(0.41)	0.04	(0.75)	0.68	0.24

Total from investment operations	0.71	0.07	0.59	(0.19)	1.30	0.96

Less distributions:

From net investment income	(0.21)	(0.48)	(0.54)	(0.53)	(0.60)	(0.70)
From net realized gain	—	—	(—)[1]	—	—	—
Tax return of capital	—	(—)[1]	—	—	(0.02)	—

Total distributions	(0.21)	(0.48)	(0.54)	(0.53)	(0.62)	(0.70)

Net asset value at end of period	$ 8.34	$ 7.84	$ 8.25	$ 8.20	$ 8.92	$ 8.24

Total return[2]	9.10%	1.04%	7.61%	(2.34)%	16.45%	13.02%

Portfolio turnover rate[3]	38%	117%	96%	88%	87%	81%

Net assets, end of period (in thousands)	$ 309,441	$ 261,307	$ 443,880	$ 319,419	$ 338,434	$ 215,990

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.30%[7]	1.32%[7]	1.26%	1.29%	1.27%	1.32%
Total expenses after reimbursements	1.18%[7]	1.21%[7]	1.17%	1.17%	1.17%	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	4.99%[7]	6.00%[7]	6.66%	6.40%	7.34%	9.20%
Net investment income after reimbursements	5.11%[7]	6.11%[7]	6.75%	6.52%	7.44%	9.35%

[1]	Amount is less than $0.005 per share.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]

Ratios include legal expenses of $637 and $6,538 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $346 and $4,394 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01% and 0.05% excluding these expenses.

[7]

Ratios include legal expenses of $14,670 and $153,663 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.01% and 0.04% and Net investment income ratios would have been higher by 0.01% and 0.04% excluding these expenses.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

			Class A

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 7.52	$ 9.00	$ 9.78	$ 10.60	$ 10.37	$ 9.57

Income (loss) from investment operations:
Net investment income	0.24	0.46	0.68	0.55	0.83 [1]	1.02
Net realized and unrealized gain (loss)	0.40	(1.46)	(0.75)	(0.58)	0.34	0.78

Total from investment operations	0.64	(1.00)	(0.07)	(0.03)	1.17	1.80
Less distributions:
From net investment income	(0.25)	(0.48)	(0.68)	(0.57)	(0.80)	(1.00)
From net realized gain	—	—	(0.03)	(0.22)	(0.14)	—
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.25)	(0.48)	(0.71)	(0.79)	(0.94)	(1.00)

Net asset value at end of period	$ 7.91	$ 7.52	$ 9.00	$ 9.78	$ 10.60	$ 10.37

Total return[2]	8.49%	(11.25)%	(1.22)%	(0.12)%	12.04%	19.82%

Portfolio turnover rate[3]	13%	80%	53%	37%	59%	73%

Net assets, end of period (in thousands)	$ 13,134	$ 19,865	$ 110,771	$ 83,290	$ 10,178	$ 10,395

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.14%[5]	1.13%[5]	1.00%	1.05%	1.05%	1.11%
Total expenses after reimbursements	0.98%[5]	0.99%[5]	0.92%	0.92%	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	6.46%[5]	7.07%[5]	6.74%	7.00%	7.83%	10.63%
Net investment income after reimbursements	6.62%[5]	7.21%[5]	6.82%	7.13%	7.96%	10.82%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Short Duration Fund

			Class C

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[6]

Net asset value at beginning of period	$ 7.22	$ 8.66	$ 9.41	$ 10.22	$ 10.00

Income (loss) from investment operations:
Net investment income	0.22	0.42	0.58	0.52	0.38 [1]
Net realized and unrealized gain (loss)	0.37	(1.45)	(0.72)	(0.64)	0.08

Total from investment operations	0.59	(1.03)	(0.14)	(0.12)	0.46

Less distributions:

From net investment income	(0.22)	(0.41)	(0.58)	(0.47)	(0.24)
From net realized gain	—	—	(0.03)	(0.22)	—
Tax return of capital	—	—	—	—	—

Total distributions	(0.22)	(0.41)	(0.61)	(0.69)	(0.24)

Net asset value at end of period	$ 7.59	$ 7.22	$ 8.66	$ 9.41	$ 10.22

Total return[2]	8.18%	(12.05)%	(1.94)%	(0.98)%	4.74%

Portfolio turnover rate[3]	13%	80%	53%	37%	59%

Net assets, end of period (in thousands)	$1,583	$1,572	$2,342	$2,012	$ 188

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.89%[7]	1.96%[7]	1.75%	1.79%	1.79%
Total expenses after reimbursements	1.74%[7]	1.83%[7]	1.67%	1.67%	1.67%

Net investment income to average net assets:
Net investment income before reimbursements	5.71%[7]	5.20%[7]	5.96%	5.93%	9.66%
Net investment income after reimbursements	5.86%[7]	5.33%[7]	6.04%	6.05%	9.78%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 7.40	$ 8.83	$ 9.60	$ 10.41	$ 10.19	$ 9.40

Income (loss) from investment operations:
Net investment income	0.27	0.49	0.69	0.60	0.90 [1]	1.07
Net realized and unrealized gain (loss)	0.36	(1.44)	(0.74)	(0.61)	0.27	0.72

Total from investment operations	0.63	(0.95)	(0.05)	(0.01)	1.17	1.79

Less distributions:

From net investment income	(0.26)	(0.48)	(0.69)	(0.58)	(0.81)	(1.00)
From net realized gain	—	—	(0.03)	(0.22)	(0.14)	—
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.26)	(0.48)	(0.72)	(0.80)	(0.95)	(1.00)

Net asset value at end of period	$ 7.77	$ 7.40	$ 8.83	$ 9.60	$ 10.41	$ 10.19

Total return[2]	8.56%	(10.94)%	(1.01)%	0.11%	12.28%	20.18%

Portfolio turnover rate[3]	13%	80%	53%	37%	59%	73%

Net assets, end of period (in thousands)	$216,859	$441,467	$1,195,492	$693,577	$178,180	$120,081

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	0.89%[8]	0.91%[8]	0.75%	0.79%	0.80%	0.89%
Total expenses after reimbursements	0.73%[8]	0.79%[8]	0.67%	0.67%	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	6.70%[8]	6.98%[8]	7.04%	7.30%	8.64%	11.66%
Net investment income after reimbursements	6.86%[8]	7.10%[8]	7.12%	7.42%	8.77%	11.88%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]

Ratios include legal expenses of $5,208 and $37,676 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.06% and 0.07% and Net investment income ratios would have been higher by 0.06% and 0.07% excluding these expenses.

[6]	Class C commenced investment operations on June 13, 2017.

[7]

Ratios include legal expenses of $551 and $2,841 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.07% and 0.16% and Net investment income ratios would have been higher by 0.07% and 0.16% excluding these expenses.

[8]

Ratios include legal expenses of $77,547 and $835,457 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2021 and year ended October 31, 2020, respectively. Expense ratios would have been lower by 0.06% and 0.12% and Net investment income ratios would have been higher by 0.06% and 0.12% excluding these expenses.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class A

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 11.08	$10.46	$10.53	$12.72	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.11 [2]	0.13	0.08	0.03
Net realized and unrealized gain (loss)	2.74	0.56	0.85	(1.05)	2.74

Total from investment operations	2.77	0.67	0.98	(0.97)	2.77

Less distributions:

From net investment income	(0.05)	(0.05)	(0.09)	(0.20)	(0.05)
From net realized gain	—	—	(0.94)	(1.02)	—
Tax return of capital	—	—	(0.02)	—	—

Total distributions	(0.05)	(0.05)	(1.05)	(1.22)	(0.05)

Net asset value at end of period	$ 13.80	$11.08	$10.46	$10.53	$12.72

Total return[3]	24.96%	6.49%	10.73%	(8.59)%	27.73%

Portfolio turnover rate[4]	116%	228%	153%	164%	196%

Net assets, end of period (in thousands)	$2,047	$1,616	$ 209	$ 223	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.48%	1.55%	1.96%	2.20%	3.11%
Total expenses after reimbursements	1.27%	1.27%	1.27%	1.27%	1.27%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.25%	0.73%	0.55%	0.56%	(1.56)%
Net investment income after reimbursements	0.46%	1.01%	1.24%	1.49%	0.28%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class C

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 10.90	$10.32	$10.43	$12.65	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(1.97)	— [2,6]	0.07	0.03	(0.05)
Net realized and unrealized gain (loss)	4.66	0.58	0.83	(1.10)	2.74

Total from investment operations	2.69	0.58	0.90	(1.07)	2.69

Less distributions:

From net investment income	(0.03)	(—)[6]	(0.05)	(0.13)	(0.04)
From net realized gain	—	—	(0.94)	(1.02)	—
Tax return of capital	—	—	(0.02)	—	—

Total distributions	(0.03)	—	(1.01)	(1.15)	(0.04)

Net asset value at end of period	$13.56	$10.90	$10.32	$10.43	$12.65

Total return[3]	24.55%	5.76%	9.88%	(9.40)%	26.96%

Portfolio turnover rate[4]	116%	228%	153%	164%	196%

Net assets, end of period (in thousands)	$ 2	$ 2	$ 12	$ 11	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.22%	2.31%	2.71%	2.73%	3.86%
Total expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.49)%	(0.30)%	(0.17)%	(0.51)%	(2.31)%
Net investment income (loss) after reimbursements	(0.29)%	(0.01)%	0.52%	0.20%	(0.47)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 11.15	$10.51	$10.56	$12.74	$10.00
Income (loss) from investment operations:
Net investment income	0.10	0.10 [2]	0.16	0.14	0.06
Net realized and unrealized gain (loss)	2.71	0.60	0.86	(1.09)	2.73

Total from investment operations	2.81	0.70	1.02	(0.95)	2.79

Less distributions:

From net investment income	(0.07)	(0.06)	(0.10)	(0.21)	(0.05)

From net realized gain	—	—	(0.94)	(1.02)	—

Tax return of capital	—	—	(0.03)	—	—

Total distributions	(0.07)	(0.06)	(1.07)	(1.23)	(0.05)

Net asset value at end of period	$13.89	$11.15	$10.51	$10.56	$12.74

Total return[3]	25.11%	6.79%	11.05%	(8.41)%	27.94%

Portfolio turnover rate[4]	116%	228%	153%	164%	196%

Net assets, end of period (in thousands)	$91,971	$80,474	$20,502	$17,436	$18,030

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.23%	1.29%	1.72%	1.73%	2.87%
Total expenses after reimbursements	1.02%	1.02%	1.02%	1.02%	1.02%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.49%	0.67%	0.83%	0.47%	(1.28)%
Net investment income after reimbursements	0.70%	0.94%	1.53%	1.18%	0.57%

[1]	Class A, Class C and the Institutional Class commenced investment operations on November 1, 2016.

[2]	Per share amounts are based on average number of shares outstanding during the period.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

[6]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

			Class A

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 10.99	$ 8.84	$ 8.02	$ 10.33	$ 8.60	$ 7.92

Income (loss) from investment operations:
Net investment income (loss)	(0.07)[1]	(0.20)	(0.01)	0.04	0.06	(0.01)
Net realized and unrealized gain (loss)	3.85	2.35	0.83	(2.17)	1.86	0.85

Total from investment operations	3.78	2.15	0.82	(2.13)	1.92	0.84

Less distributions:

From net investment income	—	—	(—)[2]	(0.17)	(0.19)	(0.16)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(—)[2]	(0.01)	—	—

Total distributions	—	—	—	(0.18)	(0.19)	(0.16)

Net asset value at end of period	$ 14.77	$ 10.99	$ 8.84	$ 8.02	$ 10.33	$ 8.60

Total return[3]	34.40%	24.32%	10.27%	(20.96)%	22.73%	10.84%

Portfolio turnover rate[4]	49%	62%	60%	112%	126%	104%

Net assets, end of period (in thousands)	$ 355	$ 388	$1,356	$1,447	$ 847	$ 524

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.91%	2.78%	2.30%	2.37%	2.26%	2.39%

Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(2.12)%	(1.74)%	(0.62)%	(0.31)%	0.01%	(0.09)%
Net investment income (loss) after reimbursements	(0.98)%	(0.73)%	(0.09)%	0.29%	0.50%	0.53%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Class C

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 11.40	$ 9.22	$ 8.42	$ 10.90	$ 9.11	$ 8.40

Income (loss) from investment operations:
Net investment income (loss)	(0.12)[1]	(0.34)	(0.38)	0.01	0.02	(0.12)
Net realized and unrealized gain (loss)	4.00	2.52	1.18	(2.33)	1.93	0.95

Total from investment operations	3.88	2.18	0.80	(2.32)	1.95	0.83

Less distributions:

From net investment income	—	—	—	(0.16)	(0.16)	(0.12)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	— [2]	——

Total distributions	—	—	—	(0.16)	(0.16)	(0.12)

Net asset value at end of period	$ 15.28	$ 11.40	$ 9.22	$ 8.42	$ 10.90	$ 9.11

Total return[3]	34.03%	23.64%	9.50%	(21.62)%	21.78%	10.01%

Portfolio turnover rate[4]	49%	62%	60%	112%	126%	104%

Net assets, end of period (in thousands)	$ 180	$ 135	$ 144	$ 272	$ 251	$ 176

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	3.65%	3.91%	3.05%	3.09%	3.01%	3.13%

Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.85)%	(2.70)%	(1.48)%	(1.30)%	(0.76)%	(0.89)%
Net investment loss after reimbursements	(1.72)%	(1.31)%	(0.95)%	(0.73)%	(0.27)%	(0.28)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 14.19	$ 11.39	$ 10.32	$ 13.19	$ 10.94	$ 10.01

Income (loss) from investment operations:
Net investment income (loss)	(0.06)[1]	(0.10)	0.02	0.05	0.09	0.04
Net realized and unrealized gain (loss)	4.96	2.90	1.06	(2.73)	2.36	1.07

Total from investment operations	4.90	2.80	1.08	(2.68)	2.45	1.11

Less distributions:

From net investment income	—	—	(0.01)	(0.18)	(0.20)	(0.18)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(—)[2]	(0.01)	—	—

Total distributions	—	—	(0.01)	(0.19)	(0.20)	(0.18)

Net asset value at end of period	$ 19.09	$ 14.19	$ 11.39	$ 10.32	$ 13.19	$ 10.94

Total return[3]	34.53%	24.58%	10.52%	(20.60)%	22.70%	11.21%

Portfolio turnover rate[4]	49%	62%	60%	112%	126%	104%

Net assets, end of period (in thousands)	$10,860	$7,419	$26,296	$32,456	$38,419	$33,626

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.64%	2.56%	2.05%	2.06%	2.01%	2.10%

Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(1.85)%	(1.51)%	(0.38)%	(0.16)%	0.18%	(0.22)%
Net investment income (loss) after reimbursements	(0.73)%	(0.47)%	0.15%	0.38%	0.67%	0.36%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]	Amount is less than $0.005 per share.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Frontier Equity Fund

	Class A

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 7.07	$ 8.02	$ 7.66	$ 9.99	$ 7.98	$ 7.83
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.01)[1]	0.14	0.08	0.10	0.36
Net realized and unrealized gain (loss)	1.68	(0.91)	0.37	(1.47)	2.08	(0.09)

Total from investment operations	1.65	(0.92)	0.51	(1.39)	2.18	0.27

Less distributions:

From net investment income	(0.01)	(0.03)	(0.15)	(0.08)	(0.17)	(0.12)
From net realized gain	—	—	—	(0.82)	—	—
Tax return of capital	—	—	—	(0.04)	—	—

Total distributions	(0.01)	(0.03)	(0.15)	(0.94)	(0.17)	(0.12)

Net asset value at end of period	$ 8.71	$ 7.07	$ 8.02	$ 7.66	$ 9.99	$ 7.98

Total return[2]	23.39%	(11.47)%	6.58%	(15.44)%	27.53%	3.36%

Portfolio turnover rate[3]	41%	108%	93%	80%	107%	76%

Net assets, end of period (in thousands)	$ 736	$ 656	$6,985	$7,645	$7,710	$2,154

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.16%	2.18%	2.12%	2.20%	2.21%	2.45%
Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.51%	(0.59)%	1.61%	0.46%	1.05%	4.34%
Net investment income (loss) after reimbursements	0.90%	(0.18)%	1.96%	0.89%	1.49%	5.02%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Frontier Equity Fund

	Class C

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 6.82	$ 7.80	$ 7.47	$ 9.82	$ 7.86	$ 7.73
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	0.01 [1]	0.02	0.03	0.08	0.08
Net realized and unrealized gain (loss)	1.67	(0.96)	0.42	(1.48)	2.00	0.12

Total from investment operations	1.56	(0.95)	0.44	(1.45)	2.08	0.20

Less distributions:

From net investment income	(0.01)	(0.03)	(0.11)	(0.05)	(0.12)	(0.07)
From net realized gain	—	—	—	(0.82)	—	—
Tax return of capital	—	—	—	(0.03)	—	—

Total distributions	(0.01)	(0.03)	(0.11)	(0.90)	(0.12)	(0.07)

Net asset value at end of period	$ 8.37	$ 6.82	$ 7.80	$ 7.47	$ 9.82	$7.86

Total return[2]	22.84%	(12.13)%	5.87%	(16.30)%	26.57%	2.61%

Portfolio turnover rate[3]	41%	108%	93%	80%	107%	76%

Net assets, end of period (in thousands)	$ 239	$ 286	$ 305	$ 408	$ 459	$ 62

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.92%	3.01%	2.88%	2.94%	2.99%	3.05%
Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.33)%	(0.41)%	0.48%	(0.18)%	(0.21)%	0.39%
Net investment income after reimbursements	0.07%	0.08%	0.84%	0.24%	0.26%	0.92%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Frontier Equity Fund

	Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 8.20	$ 9.32	$ 8.86	$ 11.38	$ 9.06	$ 8.88
Income (loss) from investment operations:
Net investment income	0.05	0.09 [1]	0.16	0.12	0.13	0.18
Net realized and unrealized gain (loss)	1.87	(1.13)	0.46	(1.69)	2.37	0.13

Total from investment operations	1.92	(1.04)	0.62	(1.57)	2.50	0.31

Less distributions:

From net investment income	(0.01)	(0.08)	(0.16)	(0.08)	(0.18)	(0.13)
From net realized gain	—	—	—	(0.82)	—	—
Tax return of capital	—	—	—	(0.05)	—	—

Total distributions	(0.01)	(0.08)	(0.16)	(0.95)	(0.18)	(0.13)

Net asset value at end of period	$ 10.11	$ 8.20	$ 9.32	$ 8.86	$ 11.38	$ 9.06

Total return[2]	23.49%	(11.17)%	6.97%	(15.11)%	27.87%	3.58%

Portfolio turnover rate[3]	41%	108%	93%	80%	107%	76%

Net assets, end of period (in thousands)	$63,410	$53,053	$81,047	$77,788	$81,324	$52,711

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.91%	2.00%	1.88%	1.95%	1.96%	2.05%
Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income to average net assets:
Net investment income before reimbursements	0.77%	0.58%	1.39%	0.78%	0.73%	1.48%
Net investment income after reimbursements	1.16%	1.06%	1.75%	1.21%	1.17%	2.01%

1	Per share amounts are based on average number of shares outstanding during the period.

2

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

3

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

4	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity Fund

			Class A

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net asset value at beginning of period	$ 13.08	$ 11.18	$9.38	$ 11.16	$ 8.34	$ 7.29

Income (loss) from investment operations:
Net investment income (loss)	(0.05)[1]	0.08	0.05	0.01	0.06 [1]	0.06
Net realized and unrealized gain (loss)	3.71	1.84	1.97	(1.55)	2.90	1.05

Total from investment operations	3.66	1.92	2.02	(1.54)	2.96	1.11

Less distributions:

From net investment income	(0.10)	(0.02)	(0.22)	(0.23)	(0.14)	(0.06)
From net realized gain	(0.22)	—	—	—	—	—
Tax return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.32)	(0.02)	(0.22)	(0.24)	(0.14)	(0.06)

Net asset value at end of period	$ 16.42	$ 13.08	$ 11.18	$ 9.38	$ 11.16	$ 8.34

Total return[2]	28.18%	17.21%	21.66%	(14.16)%	35.90%	15.36%

Portfolio turnover rate[3]	44%	76%	76%	113%	140%	119%

Net assets, end of period (in thousands)	$ 2,516	$ 1,394	$ 641	$ 303	$ 134	$ 36

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.60%	1.81%	1.91%	2.19%	2.65%	2.96%
Total expenses after reimbursements	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.84)%	(0.42)%	(0.01)%	(0.06)%	(0.64)%	(0.74)%
Net investment income (loss) after reimbursements	(0.66)%	(0.03)%	0.48%	0.71%	0.59%	0.80%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity Fund

				Class C

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017	Period Ended August 9, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 12.39	$ 10.64	$ 8.96	$ 10.73	$ 8.86 [5]	$ 8.17	$ 10.46

Income (loss) from investment operations:
Net investment income (loss)	(0.11)[1]	(0.10)	(0.04)	(0.13)	— [1,6]	0.01	(0.04)
Net realized and unrealized gain (loss)	3.53	1.85	1.91	(1.44)	1.93	0.81	(2.19)

Total from investment operations	3.42	1.75	1.87	(1.57)	1.93	0.82	(2.23)

Less distributions:

From net investment income	(0.07)	—	(0.19)	(0.19)	(0.06)	(0.03)	(0.06)
From net realized gain	(0.22)	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.01)	—	—	— [6]

Total distributions	(0.29)	—	(0.19)	(0.20)	(0.06)	(0.03)	(0.06)

Net asset value at end of period	$ 15.52	$ 12.39	$ 10.64	$ 8.96	$ 10.73	$ 8.96 [7]	$ 8.17

Total return[2]	27.82%	16.45%	20.89%	(14.92)%	10.81%	10.02%	(21.38)%

Portfolio turnover rate[3]	44%	76%	76%	113%	140%	119%	106%

Net assets, end of period (in thousands)	$ 44	$ 2	$ 1	$ 1	$ 2	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.32%	2.49%	2.66%	2.96%	3.38%	3.86%	4.31%
Total expenses after reimbursements	2.17%	2.17%	2.17%	2.17%	2.17%	2.22%	2.18%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.52)%	(1.22)%	(0.95)%	(1.25)%	(1.20)%	(1.39)%	(2.57)%
Net investment income (loss) after reimbursements	(1.37)%	(0.90)%	(0.46)%	(0.46)%	0.01%	0.25%	(0.44)%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity Fund

	Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of period	$ 12.65	$ 10.81	$ 9.06	$ 10.78	$ 8.05	$ 7.02

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]	0.11	0.06	0.07	0.08 [1]	0.08
Net realized and unrealized gain (loss)	3.58	1.77	1.93	(1.54)	2.80	1.02

Total from investment operations	3.55	1.88	1.99	(1.47)	2.88	1.10

Less distributions:

From net investment income	(0.10)	(0.04)	(0.24)	(0.24)	(0.15)	(0.07)
From net realized gain	(0.22)	—	—	—	—	—
Tax return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.32)	(0.04)	(0.24)	(0.25)	(0.15)	(0.07)

Net asset value at end of period	$ 15.88	$ 12.65	$ 10.81	$ 9.06	$ 10.78	$ 8.05

Total return[2]	28.33%	17.41%	22.05%	(14.01)%	36.21%	15.80%

Portfolio turnover rate[3]	44%	76%	76%	113%	140%	119%

Net assets, end of period (in thousands)	$122,341	$82,385	$35,011	$24,162	$8,106	$9,074

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.35%	1.56%	1.66%	1.95%	2.35%	2.71%
Total expenses after reimbursements	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.58)%	(0.22)%	0.09%	0.10%	(0.33)%	(0.46)%
Net investment income (loss) after reimbursements	(0.40)%	0.17%	0.58%	0.88%	0.85%	1.08%

1	Per share amounts are based on average number of shares outstanding during the period.

2

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

3

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

4	Annualized for periods less than one year.

5	Initial investment in Class C occurred on March 3, 2017. The beginning NAV for Class C is the end of day NAV for the Institutional Class on March 3, 2017.

6	Amount is less than $0.005 per share.

7	There were no investors in Ashmore Emerging Markets Equity Fund Class C at the year ended October 31, 2016. Net asset value shown represents net asset value prior to the final redemption.

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity ESG Fund

	Class A

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 12.05	$ 10.00
Income (loss) from investment operations:
Net investment loss	(0.05)	(0.01)
Net realized and unrealized gain	3.11	2.06

Total from investment operations	3.06	2.05

Less distributions:

From net investment income	(0.09)	—
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.09)	—

Net asset value at end of period	$ 15.02	$ 12.05

Total return[2]	25.41%	20.50%

Portfolio turnover rate[3]	35%	45%

Net assets, end of period (in thousands)	$ 2	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.93%	4.16%
Total expenses after reimbursements	1.42%	1.42%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.22)%	(2.89)%
Net investment loss after reimbursements	(0.71)%	(0.15)%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity ESG Fund

	Class C

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 12.00	$ 10.00
Income (loss) from investment operations:
Net investment loss	(0.11)	(0.06)
Net realized and unrealized gain	3.12	2.06

Total from investment operations	3.01	2.00

Less distributions:

From net investment income	(0.08)	—
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.08)	—

Net asset value at end of period	$ 14.93	$ 12.00

Total return[2]	25.15%	20.00%

Portfolio turnover rate[3]	35%	45%

Net assets, end of period (in thousands)	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.69%	4.77%
Total expenses after reimbursements	2.17%	2.17%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.99)%	(3.50)%
Net investment loss after reimbursements	(1.47)%	(0.90)%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity ESG Fund

	Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 12.06	$ 10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.01
Net realized and unrealized gain	3.12	2.05

Total from investment operations	3.09	2.06

Less distributions:

From net investment income	(0.09)	(—)[5]
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.09)	—

Net asset value at end of period	$ 15.06	$ 12.06

Total return[2]	25.66%	20.60%

Portfolio turnover rate[3]	35%	45%

Net assets, end of period (in thousands)	$ 15,136	$ 12,062

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.71%	3.68%
Total expenses after reimbursements	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.00)%	(2.41)%
Net investment income (loss) after reimbursements	(0.46)%	0.10%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Short Duration Select Fund

	Class A

	Six Months Ended April 30, 2021[1] (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 10.18	$ 10.00
Income from investment operations:
Net investment income	0.25	0.14
Net realized and unrealized gain	0.14	0.19

Total from investment operations	0.39	0.33

Less distributions:

From net investment income	(0.25)	(0.15)
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.25)	(0.15)

Net asset value at end of period	$ 10.32	$ 10.18

Total return[2]	3.83%	3.30%

Portfolio turnover rate[3]	30%	12%

Net assets, end of period (in thousands)	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.33%	4.87%
Total expenses after reimbursements	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	2.95%	0.05%
Net investment income after reimbursements	4.36%	4.00%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Short Duration Select Fund

	Class C

	Six Months Ended April 30, 2021[1] (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 10.18	$ 10.00
Income from investment operations:
Net investment income	0.21	0.12
Net realized and unrealized gain	0.14	0.18

Total from investment operations	0.35	0.30

Less distributions:

From net investment income	(0.21)	(0.12)
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.21)	(0.12)

Net asset value at end of period	$ 10.32	$ 10.18

Total return[2]	3.45%	3.03%

Portfolio turnover rate[3]	30%	12%

Net assets, end of period (in thousands)	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.04%	5.60%
Total expenses after reimbursements	1.67%	1.67%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.19%	(0.68)%
Net investment income after reimbursements	3.56%	3.25%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Short Duration Select Fund

	Institutional Class

	Six Months Ended April 30, 20211 (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 10.18	$ 10.00
Income from investment operations:
Net investment income	0.26	0.16
Net realized and unrealized gain	0.14	0.18

Total from investment operations	0.40	0.34

Less distributions:

From net investment income	(0.26)	(0.16)
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.26)	(0.16)

Net asset value at end of period	$ 10.32	$ 10.18

Total return[2]	4.00%	3.43%

Portfolio turnover rate[3]	30%	12%

Net assets, end of period (in thousands)	$ 10,682	$ 10,317

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.01%	4.58%
Total expenses after reimbursements	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	3.23%	0.29%
Net investment income after reimbursements	4.57%	4.20%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 15, 2020.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Investment Grade Income Fund

	Class A

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.85	$ 10.00
Income (loss) from investment operations:
Net investment income	0.16	0.03
Net realized and unrealized gain (loss)	0.15	(0.15)

Total from investment operations	0.31	(0.12)

Less distributions:

From net investment income	(0.17)	(0.03)
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.17)	(0.03)

Net asset value at end of period	$ 9.99	$ 9.85

Total return[2]	3.10%	(1.19)%

Portfolio turnover rate[3]	19%	3%

Net assets, end of period (in thousands)	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.86%	4.88%
Total expenses after reimbursements	0.97%	0.97%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.50%	(1.27)%
Net investment income after reimbursements	3.39%	2.64%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Investment Grade Income Fund

	Class C

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.85	$ 10.00
Income (loss) from investment operations:
Net investment income	0.13	0.02
Net realized and unrealized gain (loss)	0.13	(0.15)

Total from investment operations	0.26	(0.13)

Less distributions:

From net investment income	(0.13)	(0.02)
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.13)	(0.02)

Net asset value at end of period	$ 9.98	$ 9.85

Total return[2]	2.64%	(1.26)%

Portfolio turnover rate[3]	19%	3%

Net assets, end of period (in thousands)	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.58%	5.62%
Total expenses after reimbursements	1.72%	1.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	1.78%	(2.02)%
Net investment income after reimbursements	2.64%	1.88%

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Investment Grade Income Fund

	Institutional Class

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.85	$ 10.00
Income (loss) from investment operations:
Net investment income	0.18	0.03
Net realized and unrealized gain (loss)	0.14	(0.15)

Total from investment operations	0.32	(0.12)

Less distributions:

From net investment income	(0.18)	(0.03)
From net realized gain	—	—
Tax return of capital	—	—

Total distributions	(0.18)	(0.03)

Net asset value at end of period	$ 9.99	$ 9.85

Total return[2]	3.22%	(1.16)%

Portfolio turnover rate[3]	19%	3%

Net assets, end of period (in thousands)	$20,325	$19,757

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.63%	4.43%
Total expenses after reimbursements	0.72%	0.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.61%	(0.92)%
Net investment income after reimbursements	3.52%	2.79%

[1]	Class A, Class C and the Institutional Class commenced investment operations on September 17, 2020.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Corporate Income ESG Fund

Class A

Period Ended April 30, 2021[1] (Unaudited)

Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income	0.07
Net realized and unrealized loss	(0.09)

Total from investment operations	(0.02)

Less distributions:

From net investment income	(0.07)
From net realized gain	—
Tax return of capital	—

Total distributions	(0.07)

Net asset value at end of period	$ 9.91

Total return[2]	(0.15)%

Portfolio turnover rate[3]	6%

Net assets, end of period (in thousands)	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.19%
Total expenses after reimbursements	1.12%

Net investment income to average net assets:
Net investment income before reimbursements	2.42%
Net investment income after reimbursements	4.49%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

Class C

Period Ended April 30, 2021[1] (Unaudited)

Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income	0.06
Net realized and unrealized loss	(0.09)

Total from investment operations	(0.03)

Less distributions:

From net investment income	(0.06)
From net realized gain	—
Tax return of capital	—

Total distributions	(0.06)

Net asset value at end of period	$ 9.91

Total return[2]	(0.27)%

Portfolio turnover rate[3]	6%

Net assets, end of period (in thousands)	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.93%
Total expenses after reimbursements	1.87%

Net investment income to average net assets:
Net investment income before reimbursements	1.69%
Net investment income after reimbursements	3.75%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

Institutional Class

Period Ended April 30, 2021[1] (Unaudited)

Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income	0.07
Net realized and unrealized loss	(0.09)

Total from investment operations	(0.02)

Less distributions:

From net investment income	(0.07)
From net realized gain	—
Tax return of capital	—

Total distributions	(0.07)

Net asset value at end of period	$ 9.91

Total return[2]	(0.13)%

Portfolio turnover rate[3]	6%

Net assets, end of period (in thousands)	$ 9,972

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.99%
Total expenses after reimbursements	0.87%

Net investment income to average net assets:
Net investment income before reimbursements	2.56%
Net investment income after reimbursements	4.68%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 28, 2021.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $11,282,186)
Angola (Rep of), 9.500%, 11/12/2025		1,756,000	$1,924,752	0.14
Angola (Rep of), 8.250%, 05/09/2028		2,435,000	2,495,875	0.18
Angola (Rep of), 8.000%, 11/26/2029		1,123,000	1,130,019	0.08
Angola (Rep of), 9.375%, 05/08/2048		5,682,000	5,842,630	0.43
Angola (Rep of), 9.125%, 11/26/2049		1,672,000	1,687,011	0.13
			13,080,287	0.96

Argentina (Cost $47,406,090)
Argentina (Rep of), 1.000%, 07/09/2029		3,745,200	1,419,468	0.10
Argentina (Rep of), (Step to 0.500% on 07/09/2021), 0.125%, 07/09/2030[2]		32,027,451	11,609,951	0.86
Argentina (Rep of), (Step to 1.125% on 07/09/2021), 0.125%, 07/09/2035[2]		22,917,171	7,219,138	0.53
Argentina (Rep of), (Step to 2.000% on 07/09/2021), 0.125%, 01/09/2038[2]		5,221,313	1,978,930	0.15
Argentina (Rep of), (Step to 2.500% on 07/09/2021), 0.125%, 07/09/2041[2]		9,095,926	3,251,794	0.24
Pampa Energia S.A., 7.375%, 07/21/2023		1,118,000	1,045,330	0.08
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		4,455,850	3,598,990	0.26
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		11,578,600	6,339,399	0.47
			36,463,000	2.69

Azerbaijan (Cost $7,739,465)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		4,685,000	5,622,281	0.41
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		2,371,000	2,934,397	0.22
			8,556,678	0.63

Bahrain (Cost $5,386,065)
Bahrain (Rep of), 7.500%, 09/20/2047		1,684,000	1,776,586	0.13
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		1,517,000	1,700,421	0.13
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		1,780,000	2,073,700	0.15
			5,550,707	0.41

Belarus (Cost $2,714,280)
Belarus (Rep of), 7.625%, 06/29/2027		1,595,000	1,653,361	0.12
Belarus (Rep of), 6.200%, 02/28/2030		962,000	915,882	0.07
			2,569,243	0.19

Brazil (Cost $141,915,217)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve
Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		4,320,000	4,271,400	0.31
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve
Rate CMT 10Y + 6.362%), 9.000%, 06/18/2024[3]		4,920,000	5,377,609	0.40
Brazil (Rep of), 6.000%, 04/07/2026		1,540,000	1,790,250	0.13
Brazil (Rep of), 4.625%, 01/13/2028		1,710,000	1,834,095	0.13

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Brazil (Rep of), 8.250%, 01/20/2034		1,360,000	$1,854,333	0.14
Brazil (Rep of), 7.125%, 01/20/2037		2,110,000	2,668,201	0.20
Brazil (Rep of), 5.625%, 01/07/2041		1,170,000	1,255,281	0.09
Brazil (Rep of), 5.000%, 01/27/2045		2,800,000	2,757,188	0.20
Brazil (Rep of), 5.625%, 02/21/2047		1,749,000	1,844,093	0.14
Brazil Letras do Tesouro Nacional, 0.000%, 04/01/2022[4]	BRL	101,337,000	17,799,684	1.31
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[4]	BRL	130,004,000	20,615,472	1.52
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[4]	BRL	175,650,000	26,631,037	1.96
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	31,355,000	6,075,014	0.45
CSN Islands XII Corp., 7.000%, 06/23/2021		3,810,000	3,852,862	0.28
Oi S.A., 10.000%, (100% Cash), 07/27/2025[5]		25,950,000	27,118,009	2.00
Petrobras Global Finance B.V., 6.900%, 03/19/2049		1,480,000	1,665,888	0.12
Petrobras Global Finance B.V., 6.850%, 06/05/2115		1,540,000	1,627,541	0.12
Samarco Mineracao S.A., 4.125%, 11/01/2022[6]		2,672,000	2,164,320	0.16
Samarco Mineracao S.A., 5.750%, 10/24/2023[6]		3,978,000	3,341,520	0.25
Samarco Mineracao S.A., 5.375%, 09/26/2024[6]		3,545,000	2,933,488	0.22
			137,477,285	10.13

Chile (Cost $25,254,243)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,220,000	1,250,500	0.09
Chile (Rep of), 3.240%, 02/06/2028		1,133,000	1,229,305	0.09
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,461,000	1,595,149	0.12
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,979,000	3,840,438	0.28
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		4,206,000	4,979,652	0.37
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,837,000	2,077,500	0.15
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		3,081,000	3,450,011	0.25
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051[7]		1,246,000	1,147,815	0.09
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		2,471,000	2,813,950	0.21
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,530,000	1,616,686	0.12
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		2,495,000	2,476,813	0.18
			26,477,819	1.95

China (Cost $77,144,927)
Central China Real Estate Ltd., 7.750%, 05/24/2024		1,186,000	1,120,688	0.08
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		5,531,000	1,910,961	0.14
CFLD Cayman Investment Ltd., 6.900%, 01/13/2023		5,460,000	1,831,830	0.13
China (Rep of), 2.680%, 05/21/2030	CNY	32,640,000	4,833,333	0.36
China (Rep of), 3.720%, 04/12/2051	CNY	13,630,000	2,117,510	0.16
China Evergrande Group, 11.500%, 01/22/2023		4,240,000	4,072,520	0.30
China Evergrande Group, 7.500%, 06/28/2023		7,505,000	6,570,627	0.48
China Evergrande Group, 10.500%, 04/11/2024		6,628,000	5,935,374	0.44
China Evergrande Group, 8.750%, 06/28/2025		7,660,000	6,246,730	0.46
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,189,000	1,210,402	0.09
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,175,000	2,161,950	0.16

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		5,391,000	$5,520,384	0.41
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		2,462,000	2,549,401	0.19
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		4,165,000	4,354,507	0.32
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		8,245,000	8,187,285	0.60
Scenery Journey Ltd., 11.500%, 10/24/2022		6,815,000	6,477,657	0.48
Scenery Journey Ltd., 12.000%, 10/24/2023		3,235,000	2,997,227	0.22
Scenery Journey Ltd., 13.750%, 11/06/2023		800,000	760,400	0.06
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,310,000	1,562,526	0.12
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		2,100,000	2,100,964	0.15
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		631,000	603,425	0.04
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/04/2023		200,000	194,750	0.01
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		1,775,000	1,470,906	0.11
			74,791,357	5.51

Colombia (Cost $47,910,711)
Colombia (Rep of), 8.125%, 05/21/2024		2,986,000	3,553,848	0.26
Colombia (Rep of), 3.875%, 04/25/2027		3,053,000	3,260,726	0.24
Colombia (Rep of), 7.375%, 09/18/2037		2,191,000	2,906,668	0.21
Colombia (Rep of), 6.125%, 01/18/2041		3,614,000	4,334,957	0.32
Colombia (Rep of), 5.625%, 02/26/2044		3,581,000	4,060,603	0.30
Colombia (Rep of), 5.000%, 06/15/2045		544,000	579,322	0.04
Colombia (Rep of), 4.125%, 05/15/2051		1,643,000	1,551,386	0.12
Colombian TES, 4.750%, 02/23/2023	COP	41,783,000	3,345,761	0.25
Colombian TES, 10.000%, 07/24/2024	COP	18,352,900,000	5,701,394	0.42
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	716,920	0.05
Colombian TES, 7.500%, 08/26/2026	COP	15,931,700,000	4,599,301	0.34
Colombian TES, 5.750%, 11/03/2027	COP	25,255,200,000	6,571,067	0.49
Colombian TES, 6.000%, 04/28/2028	COP	7,929,900,000	2,071,983	0.15
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,360,007	0.17
			45,613,943	3.36

Costa Rica (Cost $3,708,522)
Costa Rica (Rep of), 6.125%, 02/19/2031		1,841,000	1,919,242	0.14
Costa Rica (Rep of), 5.625%, 04/30/2043		1,760,000	1,636,800	0.12
Costa Rica (Rep of), 7.000%, 04/04/2044		273,000	279,825	0.02
			3,835,867	0.28

Croatia (Cost $4,828,705)
Croatia (Rep of), 6.000%, 01/26/2024		4,390,000	5,014,556	0.37
			5,014,556	0.37

Czech Republic (Cost $2,560,489)
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	379,059	0.03
New World Resources N.V., 8.000%, 04/07/2020[6,8,9]	EUR	1,938,518	—	—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
New World Resources N.V., 4.000%, 10/07/2020[6,8,9]	EUR	669,526	$—	—
			379,059	0.03

Dominican Republic (Cost $41,630,015)
Dominican (Rep of), 5.500%, 01/27/2025		1,594,000	1,757,385	0.13
Dominican (Rep of), 6.875%, 01/29/2026		5,346,000	6,241,455	0.46
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	580,034	0.04
Dominican (Rep of), 6.000%, 07/19/2028		1,280,000	1,459,200	0.11
Dominican (Rep of), 4.875%, 09/23/2032		8,808,000	9,217,572	0.68
Dominican (Rep of), 5.300%, 01/21/2041[7]		2,683,000	2,727,270	0.20
Dominican (Rep of), 7.450%, 04/30/2044		2,515,000	3,036,863	0.22
Dominican (Rep of), 6.850%, 01/27/2045		4,276,000	4,863,950	0.36
Dominican (Rep of), 6.500%, 02/15/2048		1,319,000	1,450,900	0.11
Dominican (Rep of), 6.400%, 06/05/2049		1,153,000	1,256,770	0.09
Dominican (Rep of), 5.875%, 01/30/2060		10,169,000	10,143,577	0.75
			42,734,976	3.15

Ecuador (Cost $61,036,509)
Ecuador (Rep of), (Step to 5.000% on 07/31/2021), 0.500%, 07/31/2030[2,7]		23,598,952	19,705,125	1.45
Ecuador (Rep of), (Step to 1.000% on 07/31/2021), 0.500%, 07/31/2035[2,7]		53,165,012	36,152,740	2.67
Ecuador (Rep of), (Step to 0.500% on 07/31/2021), 0.500%, 07/31/2040[2,7]		14,153,288	8,421,348	0.62
			64,279,213	4.74

Egypt (Cost $43,262,578)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	10,370,000	663,415	0.05
Egypt (Rep of), 14.138%, 10/20/2022	EGP	6,343,000	405,545	0.03
Egypt (Rep of), 14.313%, 10/13/2023	EGP	9,116,000	583,231	0.04
Egypt (Rep of), 6.588%, 02/21/2028		1,131,000	1,179,000	0.09
Egypt (Rep of), 7.600%, 03/01/2029		2,005,000	2,173,320	0.16
Egypt (Rep of), 5.875%, 02/16/2031[7]		2,600,000	2,505,828	0.19
Egypt (Rep of), 7.625%, 05/29/2032		2,224,000	2,361,221	0.17
Egypt (Rep of), 8.500%, 01/31/2047		6,104,000	6,291,759	0.46
Egypt (Rep of), 7.903%, 02/21/2048		5,519,000	5,420,320	0.40
Egypt (Rep of), 8.700%, 03/01/2049		2,376,000	2,473,278	0.18
Egypt (Rep of), 8.875%, 05/29/2050		6,059,000	6,367,149	0.47
Egypt (Rep of), 8.150%, 11/20/2059		369,000	364,387	0.03
Egypt Treasury Bills, 11.930%, 05/18/2021[10]	EGP	68,300,000	4,342,224	0.32
Egypt Treasury Bills, 11.930%, 05/25/2021[10]	EGP	21,200,000	1,344,537	0.10
Egypt Treasury Bills, 11.880%, 06/01/2021[10]	EGP	35,775,000	2,263,072	0.17
Egypt Treasury Bills, 11.789%, 08/10/2021[10]	EGP	68,300,000	4,211,044	0.31
			42,949,330	3.17

El Salvador (Cost $11,201,327)
El Salvador (Rep of), 8.625%, 02/28/2029		2,615,000	2,926,185	0.22

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
El Salvador (continued)
El Salvador (Rep of), 8.250%, 04/10/2032		890,000	$975,796	0.07
El Salvador (Rep of), 7.650%, 06/15/2035		722,000	755,501	0.06
El Salvador (Rep of), 7.625%, 02/01/2041		3,243,000	3,325,048	0.25
El Salvador (Rep of), 7.125%, 01/20/2050		2,339,000	2,233,745	0.16
El Salvador (Rep of), 9.500%, 07/15/2052		1,371,000	1,552,657	0.11
			11,768,932	0.87

Gabon (Cost $4,541,902)
Gabon (Rep of), 6.375%, 12/12/2024		2,145,771	2,263,788	0.17
Gabon (Rep of), 6.625%, 02/06/2031		3,503,000	3,518,273	0.26
			5,782,061	0.43

Ghana (Cost $13,276,484)
Ghana (Rep of), 7.625%, 05/16/2029		1,743,000	1,770,992	0.13
Ghana (Rep of), 8.125%, 03/26/2032		2,050,000	2,063,678	0.15
Ghana (Rep of), 8.625%, 04/07/2034[7]		2,371,000	2,445,117	0.18
Ghana (Rep of), 7.875%, 02/11/2035		1,038,000	1,020,935	0.08
Ghana (Rep of), 8.875%, 05/07/2042[7]		2,579,000	2,582,353	0.19
Ghana (Rep of), 8.950%, 03/26/2051		3,095,000	3,064,669	0.23
Ghana (Rep of), 8.750%, 03/11/2061		626,000	605,749	0.04
			13,553,493	1.00

Guatemala (Cost $2,837,837)
Guatemala (Rep of), 5.375%, 04/24/2032		662,000	762,955	0.05
Guatemala (Rep of), 6.125%, 06/01/2050		1,665,000	1,998,000	0.15
			2,760,955	0.20

Hungary (Cost $10,614,625)
Hungary (Rep of), 5.750%, 11/22/2023		2,000,000	2,260,000	0.17
Hungary (Rep of), 5.375%, 03/25/2024		3,294,000	3,734,540	0.27
Hungary (Rep of), 6.750%, 10/22/2028	HUF	430,020,000	1,907,544	0.14
Hungary (Rep of), 3.000%, 08/21/2030	HUF	838,700,000	2,955,487	0.22
			10,857,571	0.80

India (Cost $16,378,462)
Export-Import Bank of India, 4.000%, 01/14/2023		2,189,000	2,292,358	0.17
Export-Import Bank of India, 3.375%, 08/05/2026		1,120,000	1,184,995	0.09
Export-Import Bank of India, 2.250%, 01/13/2031[7]		2,069,000	1,900,513	0.14
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		3,124,000	3,422,342	0.25
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025[7]		2,910,000	2,883,810	0.21
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		1,595,000	1,580,645	0.12
Vedanta Resources Ltd., 6.375%, 07/30/2022		3,377,000	3,311,148	0.24
			16,575,811	1.22

Indonesia (Cost $87,580,517)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	5,946,442	0.44
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	105,269,000,000	8,135,133	0.60
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	47,273,000,000	3,451,498	0.25

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	27,701,000,000	$1,905,286	0.14
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	60,562,000,000	4,671,764	0.34
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	45,861,000,000	3,294,147	0.24
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	27,305,000,000	2,036,579	0.15
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,154,370	0.16
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	46,487,000,000	3,213,235	0.24
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	725,101	0.05
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	2,172,238	0.16
Indonesia (Rep of), 8.500%, 10/12/2035		1,467,000	2,317,222	0.17
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	2,976,766	0.22
Indonesia (Rep of), 6.625%, 02/17/2037		1,755,000	2,364,196	0.17
Indonesia (Rep of), 7.750%, 01/17/2038		2,292,000	3,409,758	0.25
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	606,508	0.05
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	37,239,000,000	2,860,651	0.21
Indonesia (Rep of), 5.250%, 01/17/2042		1,633,000	1,988,710	0.15
Indonesia (Rep of), 5.125%, 01/15/2045		4,905,000	5,932,053	0.44
Indonesia (Rep of), 5.950%, 01/08/2046		1,666,000	2,227,239	0.16
Indonesia (Rep of), 5.250%, 01/08/2047		2,690,000	3,326,868	0.25
Indonesia (Rep of), 4.750%, 07/18/2047		1,750,000	2,023,677	0.15
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		2,021,000	2,224,818	0.16
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		776,000	842,930	0.06
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		1,094,000	1,258,100	0.09
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		3,099,000	3,966,720	0.29
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050		573,000	673,991	0.05
Pertamina Persero PT, 6.000%, 05/03/2042		1,079,000	1,289,334	0.10
Pertamina Persero PT, 6.450%, 05/30/2044		598,000	763,400	0.06
Pertamina Persero PT, 6.500%, 11/07/2048		1,167,000	1,511,115	0.11
Pertamina Persero PT, 4.175%, 01/21/2050		1,422,000	1,419,810	0.11
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		617,000	689,090	0.05
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,389,000	2,709,319	0.20
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		698,000	718,319	0.05
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.500%, 11/22/2021		2,680,000	2,747,268	0.20
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		1,188,000	1,318,680	0.10
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		2,381,000	2,931,606	0.22
			92,803,941	6.84

Iraq (Cost $1,099,509)
Iraq (Rep of), 5.800%, 01/15/2028		1,149,750	1,108,474	0.08
			1,108,474	0.08

Ivory Coast (Cost $10,645,646)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	2,763,000	3,592,313	0.27
Ivory Coast (Rep of), 4.875%, 01/30/2032[7]	EUR	2,405,000	2,901,994	0.21

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Ivory Coast (continued)
Ivory Coast (Rep of), 6.125%, 06/15/2033		450,000	$476,500	0.04
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	3,694,000	4,798,710	0.35
			11,769,517	0.87

Jamaica (Cost $11,017,524)
Digicel Group 0.5 Ltd., 7.000%, 05/19/2021[5]		1,165,340	859,438	0.06
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[5]		6,715,021	6,563,933	0.49
Digicel Group 0.5 Ltd., 8.000%, 04/01/2025[5]		4,018,633	3,367,755	0.25
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.750%, 05/25/2024		814,765	851,429	0.06
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.000%, 12/31/2026		1,014,589	996,834	0.07
Jamaica (Rep of), 7.875%, 07/28/2045		1,750,000	2,441,250	0.18
			15,080,639	1.11

Kazakhstan (Cost $17,383,717)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,180,000	4,349,106	0.32
Kazakhstan (Rep of), 6.500%, 07/21/2045		2,817,000	4,070,565	0.30
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		2,091,000	2,801,940	0.21
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,785,000	3,306,675	0.24
KazMunayGas National Co. JSC, 3.500%, 04/14/2033		1,091,000	1,129,382	0.08
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		2,438,000	3,132,040	0.23
			18,789,708	1.38

Kenya (Cost $2,093,627)
Kenya (Rep of), 8.000%, 05/22/2032		1,990,000	2,178,978	0.16
			2,178,978	0.16

Lebanon (Cost $40,680,713)
Lebanon (Rep of), 6.375%, 03/09/2020[6,8]		5,695,000	698,776	0.05
Lebanon (Rep of), 5.800%, 04/14/2020[6,8]		3,619,000	442,242	0.03
Lebanon (Rep of), 6.150%, 06/19/2020[6,8]		7,617,000	930,797	0.07
Lebanon (Rep of), 8.250%, 04/12/2021[6,8]		11,125,000	1,365,037	0.10
Lebanon (Rep of), 6.100%, 10/04/2022[6]		12,335,000	1,490,315	0.11
Lebanon (Rep of), 6.000%, 01/27/2023[6]		1,421,000	174,073	0.02
Lebanon (Rep of), 6.600%, 11/27/2026[6]		2,059,000	252,639	0.02
Lebanon (Rep of), 6.850%, 03/23/2027[6]		4,544,000	564,310	0.04
Lebanon (Rep of), 7.000%, 03/23/2032[6]		3,055,000	376,682	0.03
Lebanon (Rep of), 7.050%, 11/02/2035[6]		244,000	29,402	—
Lebanon (Rep of), 7.250%, 03/23/2037[6]		2,067,000	261,786	0.02
			6,586,059	0.49

Malaysia (Cost $26,984,306)
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	553,288	0.04
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	1,099,000	283,965	0.02
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	6,370,000	1,625,015	0.12
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	4,029,000	1,030,739	0.08
Malaysia (Rep of), 2.632%, 04/15/2031	MYR	15,443,000	3,594,822	0.27

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	$647,209	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	1,728,000	453,882	0.03
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	5,407,000	1,315,557	0.10
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	450,603	0.03
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	463,438	0.03
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	199,799	0.02
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	466,813	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	4,456,000	1,036,833	0.08
Petronas Capital Ltd., 2.480%, 01/28/2032[7]		2,220,000	2,189,043	0.16
Petronas Capital Ltd., 4.550%, 04/21/2050		4,798,000	5,667,785	0.42
Petronas Capital Ltd., 4.800%, 04/21/2060		1,768,000	2,232,030	0.16
Petronas Capital Ltd., 3.404%, 04/28/2061[7]		3,500,000	3,405,191	0.25
			25,616,012	1.89

Mexico (Cost $103,541,288)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[3]		1,670,000	1,757,675	0.13
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		550,000	609,125	0.04
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.470%), 7.500%, 06/27/2029[3]		1,575,000	1,744,313	0.13
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		3,800,000	4,515,863	0.33
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		4,325,000	4,381,225	0.32
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,353,000	2,567,735	0.19
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,148,367	0.08
Comision Federal de Electricidad, 5.750%, 02/14/2042		3,017,000	3,273,445	0.24
Mexican Bonos, 10.000%, 12/05/2024	MXN	208,270,000	11,727,358	0.86
Mexican Bonos, 5.750%, 03/05/2026	MXN	163,320,000	7,989,434	0.59
Mexican Bonos, 7.500%, 06/03/2027	MXN	31,080,000	1,628,612	0.12
Mexican Bonos, 8.500%, 05/31/2029	MXN	23,130,000	1,271,927	0.09
Mexican Bonos, 7.750%, 05/29/2031	MXN	49,060,000	2,569,783	0.19
Mexican Bonos, 7.750%, 11/23/2034	MXN	49,310,000	2,547,825	0.19
Mexican Bonos, 10.000%, 11/20/2036	MXN	41,490,000	2,543,472	0.19
Mexico (Rep of), 2.659%, 05/24/2031		1,657,000	1,593,520	0.12
Mexico (Rep of), 6.050%, 01/11/2040		1,178,000	1,438,314	0.11
Mexico (Rep of), 4.280%, 08/14/2041		1,093,000	1,114,860	0.08
Mexico (Rep of), 4.750%, 03/08/2044		1,598,000	1,701,391	0.13
Mexico (Rep of), 5.550%, 01/21/2045		1,924,000	2,240,190	0.17
Mexico (Rep of), 3.771%, 05/24/2061		8,436,000	7,521,031	0.55
Mexico (Rep of), 3.750%, 04/19/2071		7,718,000	6,743,680	0.50
Mexico (Rep of), 5.750%, 10/12/2110		2,228,000	2,535,464	0.19
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	79,460,000	3,687,239	0.27
Petroleos Mexicanos, 6.750%, 09/21/2047		9,489,000	8,388,276	0.62
Petroleos Mexicanos, 6.350%, 02/12/2048		3,000,000	2,556,390	0.19
Petroleos Mexicanos, 7.690%, 01/23/2050		8,814,000	8,483,475	0.63

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 6.950%, 01/28/2060		7,740,000	$6,849,126	0.50
			105,129,115	7.75

Mongolia (Cost $3,290,297)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		1,100,000	1,185,250	0.09
Mongolia (Rep of), 5.625%, 05/01/2023		1,120,000	1,175,996	0.09
Mongolia (Rep of), 5.125%, 04/07/2026		711,000	761,786	0.05
Mongolian Mining Corp., 2.119%, 10/01/2021[5,10]		992,986	476,633	0.03
			3,599,665	0.26

Morocco (Cost $4,909,233)
Morocco (Rep of), 4.250%, 12/11/2022		2,485,000	2,603,535	0.19
Morocco (Rep of), 5.500%, 12/11/2042		1,133,000	1,256,304	0.09
Morocco (Rep of), 4.000%, 12/15/2050[7]		1,100,000	990,132	0.08
			4,849,971	0.36

Nigeria (Cost $7,600,762)
Nigeria (Rep of), 6.500%, 11/28/2027		1,526,000	1,612,219	0.12
Nigeria (Rep of), 7.696%, 02/23/2038		2,243,000	2,301,542	0.17
Nigeria (Rep of), 7.625%, 11/28/2047		2,480,000	2,492,103	0.18
Nigeria (Rep of), 9.248%, 01/21/2049		1,310,000	1,503,880	0.11
			7,909,744	0.58

Oman (Cost $18,225,440)
Oman (Rep of), 4.750%, 06/15/2026		1,096,000	1,137,100	0.08
Oman (Rep of), 6.750%, 10/28/2027		1,764,000	1,978,679	0.15
Oman (Rep of), 6.000%, 08/01/2029		1,892,000	2,007,639	0.15
Oman (Rep of), 6.250%, 01/25/2031[7]		1,050,000	1,128,750	0.08
Oman (Rep of), 6.500%, 03/08/2047		7,547,000	7,377,192	0.54
Oman (Rep of), 6.750%, 01/17/2048		3,454,000	3,443,638	0.26
Oman (Rep of), 7.000%, 01/25/2051[7]		2,090,000	2,131,512	0.16
			19,204,510	1.42
Pakistan (Cost $17,251,775)
Pakistan (Rep of), 8.250%, 04/15/2024		5,550,000	6,093,456	0.45
Pakistan (Rep of), 8.250%, 09/30/2025		1,394,000	1,550,881	0.11
Pakistan (Rep of), 6.875%, 12/05/2027		3,037,000	3,173,665	0.23
Pakistan (Rep of), 7.375%, 04/08/2031[7]		3,944,000	4,141,200	0.31
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		837,000	844,324	0.06
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		2,186,000	2,248,847	0.17
			18,052,373	1.33

Panama (Cost $13,948,346)
Panama (Rep of), 4.000%, 09/22/2024		1,050,000	1,143,156	0.08
Panama (Rep of), 7.125%, 01/29/2026		609,000	755,617	0.06
Panama (Rep of), 8.875%, 09/30/2027		1,587,000	2,191,552	0.16

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Panama (continued)
Panama (Rep of), 9.375%, 04/01/2029		1,482,000	$2,178,184	0.16
Panama (Rep of), 6.700%, 01/26/2036		2,729,000	3,659,616	0.27
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,463,260	0.11
Panama (Rep of), 4.300%, 04/29/2053		2,981,000	3,197,033	0.23
			14,588,418	1.07

Paraguay (Cost $3,107,545)
Paraguay (Rep of), 4.700%, 03/27/2027		1,246,000	1,385,552	0.10
Paraguay (Rep of), 5.400%, 03/30/2050		1,490,000	1,678,500	0.13
			3,064,052	0.23

Peru (Cost $31,087,606)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,544,634	0.11
Peru (Rep of), 7.350%, 07/21/2025		3,174,000	3,892,118	0.29
Peru (Rep of), 8.750%, 11/21/2033		5,150,000	7,950,313	0.59
Peru (Rep of), 5.400%, 08/12/2034	PEN	10,341,000	2,604,764	0.19
Peru (Rep of), 5.350%, 08/12/2040	PEN	4,659,000	1,087,511	0.08
Peru (Rep of), 5.625%, 11/18/2050		2,391,000	3,179,504	0.23
Peru (Rep of), 2.780%, 12/01/2060		3,293,000	2,802,244	0.21
Peru (Rep of), 3.230%, 07/28/2121		1,296,000	1,092,502	0.08
Peru LNG S.R.L., 5.375%, 03/22/2030		1,550,000	1,298,141	0.10
Petroleos del Peru S.A., 5.625%, 06/19/2047[7]		2,000,000	2,060,000	0.15
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,978,000	2,037,340	0.15
			29,549,071	2.18

Philippines (Cost $19,483,565)
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	733,249	0.05
Philippines (Rep of), 10.625%, 03/16/2025		1,530,000	2,092,260	0.15
Philippines (Rep of), 9.500%, 02/02/2030		2,862,000	4,485,527	0.33
Philippines (Rep of), 7.750%, 01/14/2031		1,528,000	2,238,056	0.17
Philippines (Rep of), 6.375%, 10/23/2034		2,198,000	3,065,156	0.23
Philippines (Rep of), 6.250%, 01/14/2036	PHP	58,000,000	1,464,219	0.11
Philippines (Rep of), 3.950%, 01/20/2040		2,674,000	2,918,108	0.22
Philippines (Rep of), 2.950%, 05/05/2045		1,191,000	1,138,432	0.08
Philippines (Rep of), 2.650%, 12/10/2045		1,793,000	1,639,788	0.12
			19,774,795	1.46

Qatar (Cost $20,506,779)
Qatar (Rep of), 3.250%, 06/02/2026		4,017,000	4,378,932	0.32
Qatar (Rep of), 5.103%, 04/23/2048		4,340,000	5,499,804	0.41
Qatar (Rep of), 4.817%, 03/14/2049		8,360,000	10,263,237	0.76
Qatar (Rep of), 4.400%, 04/16/2050		1,330,000	1,546,285	0.11
			21,688,258	1.60

Romania (Cost $29,008,449)
Romania (Rep of), 6.750%, 02/07/2022		2,420,000	2,534,950	0.19
Romania (Rep of), 4.375%, 08/22/2023		4,192,000	4,543,080	0.33

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 5.800%, 07/26/2027	RON	16,130,000	$4,610,555	0.34
Romania (Rep of), 3.624%, 05/26/2030	EUR	1,330,000	1,842,604	0.14
Romania (Rep of), 4.150%, 10/24/2030	RON	6,725,000	1,776,872	0.13
Romania (Rep of), 3.000%, 02/14/2031		800,000	813,264	0.06
Romania (Rep of), 6.125%, 01/22/2044		658,000	856,058	0.06
Romania (Rep of), 3.375%, 01/28/2050	EUR	3,171,000	3,978,248	0.29
Romania (Rep of), 4.000%, 02/14/2051		9,090,000	9,032,097	0.67
			29,987,728	2.21

Russian Federation (Cost $29,653,932)
Russian Federal Bond - OFZ, 7.400%, 07/17/2024	RUB	162,465,000	2,236,123	0.17
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	86,768,000	1,189,408	0.09
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	96,183,000	1,346,709	0.10
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	71,230,000	1,007,581	0.08
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	3,514,929	0.26
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	164,990,000	2,198,229	0.16
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	333,155,000	4,919,394	0.36
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	44,033,000	594,679	0.04
Russian Federal Bond - OFZ, 7.700%, 03/16/2039	RUB	12,450,000	175,481	0.01
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,600,000	1,770,810	0.13
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,400,000	3,805,654	0.28
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		5,600,000	6,888,000	0.51
			29,646,997	2.19

Saudi Arabia (Cost $22,013,697)
Saudi (Rep of), 4.625%, 10/04/2047		1,226,000	1,396,083	0.10
Saudi (Rep of), 5.000%, 04/17/2049		4,411,000	5,320,284	0.39
Saudi (Rep of), 5.250%, 01/16/2050		5,860,000	7,301,197	0.54
Saudi (Rep of), 3.750%, 01/21/2055		3,367,000	3,334,710	0.25
Saudi (Rep of), 4.500%, 04/22/2060		2,418,000	2,758,019	0.20
Saudi (Rep of), 3.450%, 02/02/2061[7]		2,300,000	2,154,272	0.16
			22,264,565	1.64

South Africa (Cost $56,784,346)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		1,019,000	1,065,670	0.08
South Africa (Rep of), 5.875%, 05/30/2022		1,292,000	1,360,125	0.10
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	25,971,000	2,044,909	0.15
South Africa (Rep of), 4.300%, 10/12/2028		4,999,000	5,019,616	0.37
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	120,237,000	7,660,524	0.57
South Africa (Rep of), 5.875%, 06/22/2030		1,157,000	1,275,824	0.09
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	400,369,000	24,295,380	1.79
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	47,859,000	2,836,842	0.21
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	72,556,000	4,056,441	0.30
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	29,264,000	1,669,052	0.12
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	165	—
South Africa (Rep of), 5.000%, 10/12/2046		1,067,000	957,867	0.07

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 5.650%, 09/27/2047		3,468,000	$3,333,684	0.25
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	384	—
South Africa (Rep of), 5.750%, 09/30/2049		1,980,000	1,908,225	0.14
			57,484,708	4.24

Sri Lanka (Cost $6,163,391)
Sri Lanka (Rep of), 6.750%, 04/18/2028		910,000	591,728	0.04
Sri Lanka (Rep of), 7.850%, 03/14/2029		2,928,000	1,906,948	0.14
Sri Lanka (Rep of), 7.550%, 03/28/2030		2,648,000	1,724,642	0.13
			4,223,318	0.31

Thailand (Cost $6,337,171)
Thailand (Rep of), 3.400%, 06/17/2036	THB	49,121,000	1,805,356	0.14
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	2,881,718	0.21
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	1,312,435	0.10
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	159,950	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	703,078	0.05
			6,862,537	0.51

Turkey (Cost $27,966,854)
Turkey (Rep of), 10.700%, 08/17/2022	TRY	14,170,000	1,589,231	0.12
Turkey (Rep of), 3.250%, 03/23/2023		1,300,000	1,275,417	0.09
Turkey (Rep of), 7.250%, 12/23/2023		686,000	726,131	0.05
Turkey (Rep of), 5.750%, 03/22/2024		1,930,000	1,961,073	0.15
Turkey (Rep of), 6.350%, 08/10/2024		965,000	993,082	0.07
Turkey (Rep of), 5.600%, 11/14/2024		1,158,000	1,163,790	0.09
Turkey (Rep of), 4.250%, 03/13/2025		698,000	668,846	0.05
Turkey (Rep of), 12.600%, 10/01/2025	TRY	9,460,000	962,712	0.07
Turkey (Rep of), 10.600%, 02/11/2026	TRY	6,075,000	563,196	0.04
Turkey (Rep of), 6.000%, 03/25/2027		1,442,000	1,433,463	0.11
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	523,387	0.04
Turkey (Rep of), 6.125%, 10/24/2028		936,000	922,100	0.07
Turkey (Rep of), 11.700%, 11/13/2030	TRY	9,460,000	827,875	0.06
Turkey (Rep of), 5.875%, 06/26/2031		3,886,000	3,639,356	0.27
Turkey (Rep of), 6.875%, 03/17/2036		880,000	861,960	0.06
Turkey (Rep of), 6.000%, 01/14/2041		965,000	844,336	0.06
Turkey (Rep of), 4.875%, 04/16/2043		4,212,000	3,243,577	0.24
Turkey (Rep of), 5.750%, 05/11/2047		2,988,000	2,458,132	0.18
			24,657,664	1.82

Ukraine (Cost $44,693,428)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[5,6]		2,945,400	2,300,357	0.17
Metinvest B.V., 7.650%, 10/01/2027		4,600,000	4,903,600	0.36
Metinvest B.V., 7.750%, 10/17/2029		1,610,000	1,714,167	0.13
Ukraine (Rep of), 16.000%, 08/11/2021[7]	UAH	9,165,000	334,656	0.03
Ukraine (Rep of), 7.750%, 09/01/2021		1,135,000	1,146,305	0.08
Ukraine (Rep of), 17.250%, 01/05/2022	UAH	5,208,000	194,580	0.01

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), 17.000%, 05/11/2022	UAH	8,814,000	$331,989	0.02
Ukraine (Rep of), 7.750%, 09/01/2023		3,090,000	3,286,289	0.24
Ukraine (Rep of), 8.994%, 02/01/2024		806,000	885,552	0.07
Ukraine (Rep of), 7.750%, 09/01/2024		1,320,000	1,415,700	0.10
Ukraine (Rep of), 15.840%, 02/26/2025	UAH	35,105,000	1,353,732	0.10
Ukraine (Rep of), 7.750%, 09/01/2025		3,389,000	3,649,682	0.27
Ukraine (Rep of), 7.750%, 09/01/2026		3,879,000	4,176,519	0.31
Ukraine (Rep of), 7.750%, 09/01/2027		701,000	751,486	0.06
Ukraine (Rep of), 9.750%, 11/01/2028		2,485,000	2,872,074	0.21
Ukraine (Rep of), 6.876%, 05/21/2029[7]		2,252,000	2,252,901	0.17
Ukraine (Rep of), 7.375%, 09/25/2032		11,431,000	11,545,310	0.85
Ukraine (Rep of), 7.253%, 03/15/2033		3,139,000	3,139,000	0.23
			46,253,899	3.41

United Arab Emirates (Cost $12,266,828)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		3,620,000	3,521,753	0.26
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		3,843,000	4,256,584	0.31
DP World Crescent Ltd., 3.875%, 07/18/2029		1,971,000	2,099,115	0.16
DP World Crescent Ltd., 3.750%, 01/30/2030		1,524,000	1,609,588	0.12
			11,487,040	0.85

Uruguay (Cost $23,995,183)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	20,413,000	480,409	0.04
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	46,011,000	1,089,728	0.08
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	511,923	0.04
Uruguay (Rep of), 7.875%, 01/15/2033		2,756,000	4,141,579	0.30
Uruguay (Rep of), 7.625%, 03/21/2036		2,434,000	3,686,926	0.27
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	136,436,000	3,802,813	0.28
Uruguay (Rep of), 4.125%, 11/20/2045		1,834,235	2,080,573	0.15
Uruguay (Rep of), 5.100%, 06/18/2050		2,395,674	3,003,409	0.22
Uruguay (Rep of), 4.975%, 04/20/2055		4,668,300	5,792,147	0.43
Uruguay Monetary Regulation Bill, 0.000%, 10/15/2021[4]	UYU	11,867,000	263,265	0.02
Uruguay Monetary Regulation Bill, 0.000%, 12/03/2021[4]	UYU	8,431,000	185,241	0.01
Uruguay Monetary Regulation Bill, 0.000%, 03/02/2022[4]	UYU	18,315,000	395,378	0.03
			25,433,391	1.87

Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,8]		28,100,000	7,235,750	0.53
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[6]		3,789,076	164,825	0.01
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[6]		1,695,000	73,733	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[6]		1,590,000	69,165	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		5,253,147	229,825	0.02
Venezuela (Rep of), 7.750%, 10/13/2019[6,8]		1,638,000	159,705	0.01
Venezuela (Rep of), 12.750%, 08/23/2022[6]		3,246,000	337,584	0.02
Venezuela (Rep of), 9.000%, 05/07/2023[6]		1,407,000	144,217	0.01
Venezuela (Rep of), 8.250%, 10/13/2024[6]		3,213,200	329,353	0.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Venezuela (Rep of), 11.750%, 10/21/2026[6]		12,976,000	$1,323,552	0.10
Venezuela (Rep of), 9.250%, 09/15/2027[6]		3,647,000	373,817	0.03
Venezuela (Rep of), 9.250%, 05/07/2028[6]		2,317,000	236,334	0.02
Venezuela (Rep of), 11.950%, 08/05/2031[6]		21,478,800	2,201,577	0.16
			12,879,437	0.95

Vietnam (Cost $3,200,417)
Vietnam (Rep of), 4.800%, 11/19/2024		3,111,000	3,472,654	0.26
			3,472,654	0.26

Zambia (Cost $16,382,451)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		3,825,000	3,896,719	0.29
First Quantum Minerals Ltd., 7.500%, 04/01/2025		5,290,000	5,491,681	0.40
First Quantum Minerals Ltd., 6.875%, 03/01/2026		4,590,000	4,819,500	0.35
Zambia (Rep of), 8.970%, 07/30/2027		3,764,000	2,270,791	0.17
			16,478,691	1.21

Total Debt Securities (Cost $1,351,515,007)			1,283,548,072	94.62

Bank Loans

Brazil (Cost $6,459,375)
Samarco Mineracao S.A., 0.930%, 09/09/2018[11]		13,250,000	9,805,000	0.72
			9,805,000	0.72

Ukraine (Cost $4,390,592)
Metinvest B.V., 4.900%, 10/24/2022[11]		4,434,144	4,411,974	0.33
			4,411,974	0.33

Total Bank Loans (Cost $10,849,967)			14,216,974	1.05

Credit Linked Notes

Indonesia (Cost $8,059,307)
Indonesia (Rep of), Issued by JPMorgan Chase N.A., 7.500%, 08/17/2032[7]	IDR	52,371,000,000	3,801,116	0.28
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[7]	IDR	6,958,000,000	523,646	0.04
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[7]	IDR	5,702,000,000	427,417	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025[7]	IDR	3,602,000,000	299,096	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[7]	IDR	10,298,000,000	751,878	0.06
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029[7]	IDR	11,300,000,000	907,426	0.07
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[7]	IDR	8,356,000,000	733,775	0.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[7]	IDR	13,035,000,000	$999,650	0.07
			8,444,004	0.62

Total Credit Linked Notes (Cost $8,059,307)			8,444,004	0.62

Total Investments in Securities (Cost $1,370,424,281)			1,306,209,050	96.29

Total Investments (Total Cost $1,370,424,281)			1,306,209,050	96.29

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			50,285,303	3.71

Net Assets			$1,356,494,353	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2021 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[8]	Maturity has been extended under the terms of a plan of reorganization.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[11]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2021, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/04/2021	Barclays	Brazilian Real	11,926,110	United States Dollar	2,135,000	$59,662
05/04/2021	Deutsche Bank	Brazilian Real	47,293,474	United States Dollar	8,510,000	193,021
05/11/2021	Standard Chartered	United States Dollar	181,521	Indonesian Rupiah	2,583,400,000	3,015
05/12/2021	HSBC Bank	Chinese Offshore Yuan	328,713,694	United States Dollar	50,554,515	179,852
05/12/2021	Deutsche Bank	Korean Won	34,984,114,761	United States Dollar	31,330,648	56,960
05/12/2021	HSBC Bank	United States Dollar	50,841,973	Chinese Offshore Yuan	328,713,694	107,606
05/28/2021	HSBC Bank	Indian Rupee	353,341,689	United States Dollar	4,697,000	46,449
05/28/2021	JP Morgan	Indian Rupee	176,100,000	United States Dollar	2,348,000	16,061
05/28/2021	Deutsche Bank	Malaysian Ringgit	3,163,699	United States Dollar	770,000	1,337

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/28/2021	JP Morgan	Philippine Peso	209,414,638	United States Dollar	4,299,433	$18,826
05/28/2021	Citibank	United States Dollar	945,000	Singapore Dollar	1,253,745	2,959
05/28/2021	Merrill Lynch	United States Dollar	3,784,040	South African Rand	54,422,063	46,401
05/28/2021	State Street	United States Dollar	885,000	Turkish Lira	7,344,804	10,445
06/02/2021	JP Morgan	United States Dollar	3,148,867	Brazilian Real	16,981,640	32,504
06/16/2021	HSBC Bank	Chinese Offshore Yuan	197,086,382	United States Dollar	30,185,842	157,487
06/16/2021	Deutsche Bank	Korean Won	4,930,364,037	United States Dollar	4,394,499	15,761
06/16/2021	HSBC Bank	Korean Won	29,805,195,081	United States Dollar	26,254,301	406,744
06/16/2021	HSBC Bank	United States Dollar	169,700	Indonesian Rupiah	2,460,400,000	646
06/16/2021	Deutsche Bank	United States Dollar	1,645,000	Korean Won	1,832,957,700	5,401
06/16/2021	JP Morgan	United States Dollar	1,090,000	Taiwan Dollar	30,294,370	580
06/28/2021	HSBC Bank	Egyptian Pound	29,069,460	United States Dollar	1,829,000	2,396
06/28/2021	Morgan Stanley	Egyptian Pound	11,591,100	United States Dollar	729,000	1,247
06/29/2021	Merrill Lynch	Egyptian Pound	14,464,905	United States Dollar	910,000	1,078
06/30/2021	BNP Paribas	Czech Koruna	50,318,634	United States Dollar	2,268,265	71,109
06/30/2021	BNP Paribas	Hungarian Forint	1,204,627,069	United States Dollar	3,998,802	20,635
06/30/2021	Morgan Stanley	Polish Zloty	68,997,025	United States Dollar	17,627,138	573,640
06/30/2021	Deutsche Bank	Thai Baht	119,815,000	United States Dollar	3,830,587	15,973
06/30/2021	Barclays	United States Dollar	3,905,329	South African Rand	56,231,657	61,859
07/29/2021	BNP Paribas	Israeli Shekel	13,712,559	United States Dollar	4,207,003	19,593
07/30/2021	Morgan Stanley	Chilean Peso	14,915,761,858	United States Dollar	20,975,618	1,283
07/30/2021	Standard Chartered	Indonesian Rupiah	86,657,430,000	United States Dollar	5,900,000	19,829
07/30/2021	HSBC Bank	Thai Baht	199,198,314	United States Dollar	6,323,395	70,979
07/30/2021	JP Morgan	Thai Baht	224,751,000	United States Dollar	7,151,412	63,217
07/30/2021	UBS	United States Dollar	530,000	Chilean Peso	370,684,544	8,685
07/30/2021	BNP Paribas	United States Dollar	4,285,404	Colombian Peso	15,709,136,735	118,446
07/30/2021	Banco Santander	United States Dollar	5,841,010	Mexican Peso	117,579,531	96,996
07/30/2021	Deutsche Bank	United States Dollar	862,343	Mexican Peso	17,481,233	8,347
07/30/2021	Merrill Lynch	United States Dollar	2,548,990	Mexican Peso	51,799,252	18,485
07/30/2021	Barclays	United States Dollar	382,522	South African Rand	5,522,781	6,424
07/30/2021	Standard Chartered	United States Dollar	6,483,774	South African Rand	93,693,774	103,276
08/04/2021	Credit Suisse	United States Dollar	2,792,210	Peruvian Nuevo Sol	10,554,554	2,873
08/11/2021	HSBC Bank	United States Dollar	176,389	Indonesian Rupiah	2,583,400,000	194

Subtotal Appreciation						2,648,281

05/04/2021	Barclays	United States Dollar	21,196,729	Brazilian Real	120,560,637	(989,032)
05/04/2021	JP Morgan	United States Dollar	1,080,000	Brazilian Real	6,101,946	(42,890)
05/11/2021	HSBC Bank	Indonesian Rupiah	2,583,400,000	United States Dollar	178,560	(54)
05/12/2021	HSBC Bank	United States Dollar	26,249,445	Korean Won	29,805,195,081	(491,657)
05/12/2021	Standard Chartered	United States Dollar	4,541,000	Korean Won	5,178,919,680	(105,506)
05/19/2021	BNP Paribas	United States Dollar	8,998,990	Euro	7,577,861	(114,997)
05/19/2021	Deutsche Bank	United States Dollar	9,005,248	Euro	7,577,861	(108,739)
05/28/2021	Citibank	Czech Koruna	14,410,789	United States Dollar	670,000	(60)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/28/2021	JP Morgan	Czech Koruna	226,940,890	United States Dollar	10,636,275	$(86,075)
05/28/2021	Standard Chartered	Czech Koruna	13,873,405	United States Dollar	650,000	(5,043)
05/28/2021	Barclays	Hungarian Forint	3,416,241,175	United States Dollar	11,557,520	(152,744)
05/28/2021	BNP Paribas	Hungarian Forint	146,023,626	United States Dollar	490,000	(2,515)
05/28/2021	BNP Paribas	Indian Rupee	49,845,990	United States Dollar	670,000	(841)
05/28/2021	Standard Chartered	Indian Rupee	1,796,209,634	United States Dollar	24,406,514	(293,232)
05/28/2021	Deutsche Bank	Malaysian Ringgit	9,693,884	United States Dollar	2,390,836	(27,385)
05/28/2021	Standard Chartered	Malaysian Ringgit	1,064,900	United States Dollar	262,796	(3,164)
05/28/2021	BNP Paribas	Polish Zloty	54,063,958	United States Dollar	14,609,314	(350,868)
05/28/2021	UBS	Polish Zloty	5,326,918	United States Dollar	1,410,000	(5,116)
05/28/2021	Barclays	Romanian Leu	3,215,298	United States Dollar	790,000	(6,016)
05/28/2021	BNP Paribas	Romanian Leu	26,650,584	United States Dollar	6,609,112	(110,915)
05/28/2021	Deutsche Bank	Romanian Leu	1,315,016	United States Dollar	322,883	(2,244)
05/28/2021	Deutsche Bank	Russian Ruble	1,813,858,381	United States Dollar	24,336,570	(301,271)
05/28/2021	HSBC Bank	Russian Ruble	129,051,734	United States Dollar	1,712,220	(2,165)
05/28/2021	Standard Chartered	Singapore Dollar	30,340,876	United States Dollar	22,832,397	(34,804)
05/28/2021	State Street	Singapore Dollar	821,882	United States Dollar	620,000	(2,452)
05/28/2021	Citibank	South African Rand	16,379,358	United States Dollar	1,150,000	(25,086)
05/28/2021	Deutsche Bank	Thai Baht	201,470,000	United States Dollar	6,705,050	(235,978)
05/28/2021	Standard Chartered	Turkish Lira	104,262,730	United States Dollar	12,464,313	(49,624)
05/28/2021	State Street	Turkish Lira	4,066,890	United States Dollar	490,000	(5,751)
05/28/2021	Merrill Lynch	United States Dollar	2,867,130	Czech Koruna	63,700,461	(94,225)
05/28/2021	Citibank	United States Dollar	2,000,000	Hungarian Forint	599,971,600	(2,945)
05/28/2021	Citibank	United States Dollar	1,510,000	Indian Rupee	112,861,628	(5,115)
05/28/2021	State Street	United States Dollar	1,760,000	Indian Rupee	132,789,536	(22,638)
05/28/2021	JP Morgan	United States Dollar	4,600,273	Indonesian Rupiah	66,961,120,000	(13,013)
05/28/2021	Deutsche Bank	United States Dollar	530,000	Malaysian Ringgit	2,176,445	(636)
05/28/2021	Standard Chartered	United States Dollar	660,000	Singapore Dollar	884,730	(4,770)
05/28/2021	Merrill Lynch	United States Dollar	6,145,712	South African Rand	91,786,204	(158,050)
05/28/2021	Standard Chartered	United States Dollar	840,000	Thai Baht	26,519,388	(11,521)
06/02/2021	BNP Paribas	Brazilian Real	6,188,875	United States Dollar	1,150,000	(14,257)
06/02/2021	JP Morgan	United States Dollar	12,365,673	Brazilian Real	67,442,999	(11,036)
06/16/2021	Citibank	Korean Won	986,431,500	United States Dollar	890,000	(7,627)
06/16/2021	JP Morgan	Taiwan Dollar	498,462,899	United States Dollar	18,149,022	(223,727)
06/16/2021	Morgan Stanley	Taiwan Dollar	13,850,350	United States Dollar	500,000	(1,926)
06/16/2021	HSBC Bank	United States Dollar	2,112,706	Chinese Offshore Yuan	13,909,061	(28,727)
06/16/2021	HSBC Bank	United States Dollar	1,465,820	Korean Won	1,664,072,821	(22,709)
06/28/2021	Barclays	United States Dollar	666,000	Egyptian Pound	10,889,100	(20,021)
06/28/2021	HSBC Bank	United States Dollar	1,298,000	Egyptian Pound	21,173,625	(35,953)
06/29/2021	HSBC Bank	United States Dollar	1,316,000	Egyptian Pound	21,403,430	(32,103)
06/29/2021	Merrill Lynch	United States Dollar	704,000	Egyptian Pound	11,450,560	(17,218)
06/30/2021	Barclays	Russian Ruble	1,767,559,852	United States Dollar	23,429,232	(121,354)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/30/2021	HSBC Bank	Thai Baht	72,905,052	United States Dollar	2,342,594	$(2,039)
06/30/2021	Standard Chartered	Thai Baht	72,905,052	United States Dollar	2,350,244	(9,689)
06/30/2021	JP Morgan	United States Dollar	4,502,150	Indonesian Rupiah	66,041,590,000	(26,850)
07/12/2021	HSBC Bank	United States Dollar	1,361,783	Indonesian Rupiah	20,114,900,000	(15,524)
07/29/2021	Morgan Stanley	United States Dollar	530,000	Israeli Shekel	1,722,044	(782)
07/30/2021	JP Morgan	Chilean Peso	537,644,800	United States Dollar	770,000	(13,879)
07/30/2021	Standard Chartered	Colombian Peso	2,678,054,400	United States Dollar	720,000	(9,627)
07/30/2021	BNP Paribas	Czech Koruna	251,138,628	United States Dollar	11,725,752	(49,812)
07/30/2021	Deutsche Bank	Mexican Peso	127,878,574	United States Dollar	6,376,871	(129,726)
07/30/2021	Barclays	Polish Zloty	42,125,030	United States Dollar	11,135,998	(22,348)
07/30/2021	BNP Paribas	Russian Ruble	2,196,663	United States Dollar	29,000	(152)
07/30/2021	JP Morgan	Russian Ruble	337,466,044	United States Dollar	4,464,120	(32,355)
07/30/2021	BNP Paribas	United States Dollar	530,000	Indonesian Rupiah	7,784,269,000	(1,767)
07/30/2021	Standard Chartered	United States Dollar	3,788,008	Indonesian Rupiah	55,774,634,566	(22,124)
08/04/2021	Standard Chartered	United States Dollar	530,000	Peruvian Nuevo Sol	2,029,688	(6,402)
08/11/2021	HSBC Bank	Chinese Offshore Yuan	328,713,694	United States Dollar	50,519,264	(122,635)

Subtotal Depreciation						(4,871,506)

Total						$(2,223,225)

At April 30, 2021, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index		Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	6.680% (Receive at Maturity)	BRL	89,288,596	1/2/2025	$(215,649)	$(10,716)	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	(24,518)	5,119	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.582% (Receive Quarterly)	CNY	20,884,000	3/18/2025	(12,664)	2,684	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.575% (Receive Quarterly)	CNY	41,598,000	3/18/2025	(26,838)	5,350	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	93,220,000	9/16/2025	(237,765)	14,704	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	(22,261)	2,953	Merrill Lynch

					$(539,695)	$20,094

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$273,868,955	$ —	$273,868,955
Corporate Convertible Bonds	—	8,626,976	—	8,626,976
Financial Certificates	—	1,609,588	—	1,609,588
Government Agencies	—	63,513,199	—	63,513,199
Government Bonds	—	915,922,739	—	915,922,739
Index Linked Government Bonds	—	7,660,497	—	7,660,497
Short Term Bills and Notes	—	12,346,118	—	12,346,118
Total Debt Securities	—	1,283,548,072	—	1,283,548,072

Bank Loans
Brazil	—	—	9,805,000	9,805,000
Ukraine	—	—	4,411,974	4,411,974

Total Bank Loans	—	—	14,216,974	14,216,974
Credit Linked Notes
Indonesia	—	8,444,004	—	8,444,004

Total Investments	$—	$1,291,992,076	$14,216,974	$1,306,209,050

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,648,281	$—	$ 2,648,281
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(4,871,506)	—	(4,871,506)
Centrally Cleared Swap Contracts†	—	(539,695)	—	(539,695)

Total Other Financial Instruments	$—	$(2,762,920)	$—	$(2,762,920)

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2021:

Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2021

Investments, at value
Bank Loans
Brazil	$5,962,500	$—	$—	$—	$—	$3,842,500	$—	$—	$9,805,000	$3,842,500
Ukraine	11,952,243	47,859	4,947,599	(12,586,427)	145,187	(94,487)	—	—	4,411,974	(94,487)
Common Stock
Russian Federation	23,119	—	—	(42,035)	(88,273)	107,189	—	—	—	—

Total	$17,937,862	$47,859	$4,947,599	$(12,628,462)	$56,914	$3,855,202	$—	$—	$14,216,974	$3,748,013

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2021:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2021	Valuation Technique	Unobservable Input

Bank Loans	$14,216,974	Broker Quote	Inputs to broker model

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2021:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 2,648,281	$ —

	$ 2,648,281	$ —

Liabilities:
Unrealized Depreciation on Centrally Cleared Swap Contracts	$ —	$(539,695	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(4,871,506)	—

	$(4,871,506)	$(539,695)

†	Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$15,903,685	$ —
Net Realized Loss on Interest Rate Swap Contracts	—	(831,384)

	$15,903,685	$(831,384)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(1,841,739)	$ —
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(521,776)

	$(1,841,739)	$(521,776)

*See note 10 in the Notes to the Financial Statements for the additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,838,410)
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022[2]	BRL	604,000	$107,778	1.31
Brazil Letras do Tesouro Nacional, 0.000%, 04/01/2022[2]	BRL	1,136,000	199,537	2.43
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2022[2]	BRL	659,000	113,709	1.38
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	1,020,000	161,747	1.97
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[2]	BRL	1,900,000	288,067	3.50
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	1,276,000	247,102	3.00
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	1,176,000	229,997	2.79
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	299,000	58,375	0.71
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	530,000	102,984	1.25
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	150,000	29,062	0.35
			1,538,358	18.69

Chile (Cost $70,774)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	1,000	44,360	0.54
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	500	22,537	0.27
			66,897	0.81

China (Cost $374,803)
China (Rep of), 1.990%, 04/09/2025	CNY	1,000,000	148,931	1.81
China (Rep of), 2.850%, 06/04/2027	CNY	710,000	108,063	1.31
China (Rep of), 2.680%, 05/21/2030	CNY	410,000	60,713	0.74
China (Rep of), 3.720%, 04/12/2051	CNY	500,000	77,678	0.94
			395,385	4.80

Colombia (Cost $410,587)
Colombian TES, 10.000%, 07/24/2024	COP	186,600,000	57,968	0.70
Colombian TES, 6.250%, 11/26/2025	COP	521,100,000	144,650	1.76
Colombian TES, 3.300%, 03/17/2027	COP	615,000	48,078	0.58
Colombian TES, 5.750%, 11/03/2027	COP	65,500,000	17,042	0.21
Colombian TES, 6.000%, 04/28/2028	COP	106,700,000	27,879	0.34
Colombian TES, 7.750%, 09/18/2030	COP	183,600,000	51,592	0.63
Colombian TES, 3.000%, 03/25/2033	COP	243,000	17,711	0.21
			364,920	4.43

Czech Republic (Cost $84,571)
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,870,000	87,584	1.06
			87,584	1.06

Egypt (Cost $187,937)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	154,000	9,852	0.12
Egypt (Rep of), 14.138%, 10/20/2022	EGP	94,000	6,010	0.07
Egypt (Rep of), 14.313%, 10/13/2023	EGP	136,000	8,701	0.11

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Egypt (continued)
Egypt Treasury Bills, 11.930%, 05/18/2021[3]	EGP	1,000,000	$63,576	0.77
Egypt Treasury Bills, 11.880%, 06/01/2021[3]	EGP	600,000	37,955	0.46
Egypt Treasury Bills, 11.789%, 08/10/2021[3]	EGP	1,000,000	61,655	0.75
			187,749	2.28

Hungary (Cost $278,314)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	19,190,000	67,568	0.82
Hungary (Rep of), 5.500%, 06/24/2025	HUF	33,990,000	131,632	1.60
Hungary (Rep of), 3.000%, 10/27/2027	HUF	8,090,000	28,910	0.35
Hungary (Rep of), 3.000%, 08/21/2030	HUF	15,560,000	54,832	0.67
			282,942	3.44

Indonesia (Cost $317,915)
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	1,082,000,000	74,420	0.90
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	465,000,000	33,401	0.41
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	294,000,000	20,427	0.25
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	881,000,000	70,102	0.85
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	1,059,000,000	73,199	0.89
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	239,000,000	18,247	0.22
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	562,000,000	43,172	0.52
Indonesia (Rep of), 7.500%, 04/15/2040	IDR	262,000,000	18,663	0.23
			351,631	4.27

Malaysia (Cost $380,070)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	120,000	30,199	0.37
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	284,000	73,153	0.89
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	216,000	55,662	0.67
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	74,000	18,878	0.23
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	144,000	36,839	0.45
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	209,000	54,897	0.67
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	220,000	53,527	0.65
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	105,000	24,282	0.29
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	148,000	34,437	0.42
			381,874	4.64

Mexico (Cost $376,887)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	700,000	32,348	0.39
Mexican Bonos, 5.750%, 03/05/2026	MXN	1,910,000	93,435	1.14
Mexican Bonos, 7.750%, 05/29/2031	MXN	620,000	32,476	0.40
Mexican Bonos, 7.750%, 11/23/2034	MXN	840,000	43,403	0.53
Mexican Bonos, 10.000%, 11/20/2036	MXN	520,000	31,878	0.39
Mexican Bonos, 8.500%, 11/18/2038	MXN	1,170,000	62,563	0.76
Mexican Bonos, 7.750%, 11/13/2042	MXN	390,000	19,159	0.23
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	1,320,000	61,253	0.74
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	9,146	0.11
			385,661	4.69

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Peru (Cost $180,158)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	181,000	$54,393	0.66
Peru (Rep of), 6.150%, 08/12/2032	PEN	102,000	28,125	0.34
Peru (Rep of), 5.400%, 08/12/2034	PEN	134,000	33,753	0.41
Peru (Rep of), 6.900%, 08/12/2037	PEN	90,000	25,313	0.31
Peru (Rep of), 5.350%, 08/12/2040	PEN	69,000	16,106	0.20
			157,690	1.92

Poland (Cost $40,559)
Poland (Rep of), 2.750%, 10/25/2029	PLN	155,000	44,640	0.54
			44,640	0.54

Romania (Cost $158,711)
Romania (Rep of), 5.800%, 07/26/2027	RON	320,000	91,468	1.11
Romania (Rep of), 4.150%, 01/26/2028	RON	220,000	57,886	0.71
Romania (Rep of), 4.150%, 10/24/2030	RON	85,000	22,458	0.27
			171,812	2.09

Russian Federation (Cost $482,665)
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	3,473,000	47,462	0.58
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	2,287,000	31,350	0.38
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	5,970,000	83,589	1.01
Russian Federal Bond - OFZ, 8.150%, 02/03/2027	RUB	2,456,000	35,061	0.43
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	1,657,000	22,077	0.27
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	4,968,000	73,358	0.89
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	5,254,000	73,480	0.89
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	6,571,000	88,743	1.08
Russian Federal Bond - OFZ, 7.700%, 03/16/2039	RUB	200,000	2,819	0.03
			457,939	5.56

South Africa (Cost $788,684)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	1,235,000	97,242	1.18
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	1,976,270	125,912	1.53
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,950,000	168,772	2.05
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	2,830,000	171,731	2.09
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,811,000	101,249	1.23
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	3,910	223	—
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	580,000	25,280	0.31
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,408,000	77,447	0.94
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,773,010	97,259	1.18
			865,115	10.51

Thailand (Cost $337,798)
Thailand (Rep of), 4.875%, 06/22/2029	THB	239,000	9,578	0.12
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,228,000	46,584	0.56
Thailand (Rep of), 3.400%, 06/17/2036	THB	2,303,000	84,643	1.03
Thailand (Rep of), 3.300%, 06/17/2038	THB	2,387,000	86,520	1.05
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,358,000	39,674	0.48

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,448,000	$47,715	0.58
Thailand (Rep of), 3.600%, 06/17/2067	THB	555,000	21,232	0.26
			335,946	4.08

Turkey (Cost $266,693)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	81,000	25,315	0.31
Turkey (Rep of), 11.000%, 03/02/2022	TRY	209,000	24,059	0.29
Turkey (Rep of), 12.600%, 10/01/2025	TRY	120,000	12,212	0.15
Turkey (Rep of), 10.600%, 02/11/2026	TRY	329,000	30,501	0.37
Turkey (Rep of), 10.500%, 08/11/2027	TRY	408,016	35,855	0.43
Turkey (Rep of), 11.700%, 11/13/2030	TRY	120,000	10,501	0.13
			138,443	1.68

Ukraine (Cost $49,520)
Ukraine (Rep of), 15.840%, 02/26/2025	UAH	1,154,000	44,501	0.54
			44,501	0.54

Uruguay (Cost $104,126)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	356,000	8,378	0.10
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	605,000	14,329	0.17
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	113,754	6,565	0.08
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	1,721,000	47,969	0.58
Uruguay Monetary Regulation Bill, 0.000%, 03/02/2022[2]	UYU	1,355,000	29,251	0.36
			106,492	1.29

Total Debt Securities (Cost $6,729,182)			6,365,579	77.32

Credit Linked Notes

Indonesia (Cost $663,884)
Indonesia (Rep of), Issued by JPMorgan Chase N.A., 7.500%, 08/17/2032[4]	IDR	885,000,000	64,234	0.78
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[4]	IDR	855,000,000	64,345	0.78
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[4]	IDR	2,746,000,000	205,838	2.50
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[4]	IDR	2,381,000,000	173,842	2.11
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[4]	IDR	350,000,000	30,735	0.37
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[4]	IDR	1,544,000,000	118,409	1.44

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036[4]	IDR	665,000,000	$50,771	0.62
			708,174	8.60

Total Credit Linked Notes (Cost $663,884)			708,174	8.60

Total Investments in Securities (Cost $7,393,066)			7,073,753	85.92

Total Investments (Total Cost $7,393,066)			7,073,753	85.92

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,159,280	14.08

Net Assets			$8,233,033	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2021, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/04/2021	Barclays	Brazilian Real	251,370	United States Dollar	45,000	$1,258
05/04/2021	Deutsche Bank	Brazilian Real	444,592	United States Dollar	80,000	1,815
05/04/2021	JP Morgan	Brazilian Real	3,307,285	United States Dollar	607,514	1,098
05/11/2021	Standard Chartered	United States Dollar	57,402	Indonesian Rupiah	812,900,000	1,233
05/12/2021	HSBC Bank	Chinese Offshore Yuan	2,848,580	United States Dollar	438,082	1,574
05/12/2021	Deutsche Bank	Korean Won	26,804,616	United States Dollar	24,005	44
05/12/2021	HSBC Bank	Korean Won	38,202,744	United States Dollar	33,645	630
05/12/2021	HSBC Bank	United States Dollar	440,588	Chinese Offshore Yuan	2,848,580	932
05/28/2021	HSBC Bank	Indian Rupee	4,062,263	United States Dollar	54,000	534
05/28/2021	JP Morgan	Indian Rupee	2,025,000	United States Dollar	27,000	185
05/28/2021	Deutsche Bank	Malaysian Ringgit	70,355	United States Dollar	17,000	153
05/28/2021	Standard Chartered	Malaysian Ringgit	64,798	United States Dollar	15,609	190
05/28/2021	JP Morgan	Philippine Peso	747,454	United States Dollar	15,346	67
05/28/2021	Morgan Stanley	United States Dollar	91,674	Czech Koruna	1,963,826	378
05/28/2021	HSBC Bank	United States Dollar	16,490	Malaysian Ringgit	67,040	145
05/28/2021	Merrill Lynch	United States Dollar	33,770	South African Rand	485,680	414
06/16/2021	HSBC Bank	Chinese Offshore Yuan	1,306,316	United States Dollar	200,076	1,044

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/16/2021	BNP Paribas	Korean Won	2,212,381	United States Dollar	1,949	$30
06/16/2021	Deutsche Bank	Korean Won	61,077,504	United States Dollar	54,439	195
06/16/2021	HSBC Bank	United States Dollar	57,771	Indonesian Rupiah	837,600,000	220
06/28/2021	HSBC Bank	Egyptian Pound	365,560	United States Dollar	23,000	31
06/28/2021	Morgan Stanley	Egyptian Pound	143,100	United States Dollar	9,000	15
06/29/2021	Merrill Lynch	Egyptian Pound	190,746	United States Dollar	12,000	14
06/30/2021	BNP Paribas	Czech Koruna	2,386,866	United States Dollar	107,595	3,373
06/30/2021	HSBC Bank	Romanian Leu	364,587	United States Dollar	88,768	15
06/30/2021	Deutsche Bank	Thai Baht	401,000	United States Dollar	12,820	53
06/30/2021	Barclays	United States Dollar	48,049	South African Rand	691,845	761
07/30/2021	Morgan Stanley	Chilean Peso	184,127,950	United States Dollar	258,934	16
07/30/2021	Standard Chartered	Indonesian Rupiah	940,012,800	United States Dollar	64,000	215
07/30/2021	HSBC Bank	Thai Baht	667,293	United States Dollar	21,183	238
07/30/2021	JP Morgan	Thai Baht	753,000	United States Dollar	23,960	212
07/30/2021	Banco Santander	United States Dollar	59,180	Mexican Peso	1,191,293	983
07/30/2021	Merrill Lynch	United States Dollar	25,820	Mexican Peso	524,701	187
07/30/2021	Barclays	United States Dollar	4,725	South African Rand	68,214	79
07/30/2021	Standard Chartered	United States Dollar	199,334	South African Rand	2,880,477	3,175
08/04/2021	Credit Suisse	United States Dollar	45,632	Peruvian Nuevo Sol	172,488	47

Subtotal Appreciation						21,553

05/04/2021	Barclays	United States Dollar	703,843	Brazilian Real	4,003,248	(32,841)
05/11/2021	HSBC Bank	Indonesian Rupiah	812,900,000	United States Dollar	56,186	(17)
05/12/2021	Standard Chartered	United States Dollar	57,000	Korean Won	65,007,360	(1,324)
05/28/2021	JP Morgan	Czech Koruna	5,936,516	United States Dollar	278,233	(2,252)
05/28/2021	Barclays	Hungarian Forint	21,181,279	United States Dollar	71,659	(947)
05/28/2021	Deutsche Bank	Malaysian Ringgit	735,411	United States Dollar	181,375	(2,075)
05/28/2021	Standard Chartered	Malaysian Ringgit	74,900	United States Dollar	18,484	(223)
05/28/2021	HSBC Bank	Russian Ruble	1,649,871	United States Dollar	21,890	(28)
05/28/2021	Deutsche Bank	Thai Baht	5,830,000	United States Dollar	194,026	(6,829)
05/28/2021	BNP Paribas	Turkish Lira	4,229	United States Dollar	506	(3)
05/28/2021	Merrill Lynch	United States Dollar	37,560	Czech Koruna	834,489	(1,234)
05/28/2021	Deutsche Bank	United States Dollar	29,256	Hungarian Forint	8,829,236	(219)
05/28/2021	JP Morgan	United States Dollar	80,260	Indonesian Rupiah	1,168,250,000	(227)
05/28/2021	Merrill Lynch	United States Dollar	46,980	South African Rand	701,652	(1,208)
06/02/2021	JP Morgan	United States Dollar	602,196	Brazilian Real	3,284,407	(537)
06/16/2021	Citibank	United States Dollar	20,920	Chinese Offshore Yuan	136,331	(69)
06/16/2021	Merrill Lynch	United States Dollar	15,000	Chinese Offshore Yuan	99,300	(288)
06/16/2021	HSBC Bank	United States Dollar	55,750	Korean Won	63,289,885	(864)
06/28/2021	Barclays	United States Dollar	12,000	Egyptian Pound	196,200	(361)
06/28/2021	HSBC Bank	United States Dollar	21,000	Egyptian Pound	342,550	(581)
06/29/2021	HSBC Bank	United States Dollar	22,000	Egyptian Pound	357,830	(538)
06/29/2021	Merrill Lynch	United States Dollar	11,000	Egyptian Pound	178,915	(269)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/30/2021	Barclays	Russian Ruble	29,575,314	United States Dollar	392,025	$(2,031)
06/30/2021	HSBC Bank	Thai Baht	2,106,838	United States Dollar	67,697	(59)
06/30/2021	Standard Chartered	Thai Baht	2,106,838	United States Dollar	67,918	(280)
06/30/2021	JP Morgan	United States Dollar	78,547	Indonesian Rupiah	1,152,200,000	(468)
07/12/2021	HSBC Bank	United States Dollar	52,705	Indonesian Rupiah	778,500,000	(601)
07/30/2021	BNP Paribas	Colombian Peso	378,075,394	United States Dollar	103,364	(3,077)
07/30/2021	Deutsche Bank	Mexican Peso	4,802,097	United States Dollar	239,464	(4,871)
07/30/2021	Barclays	Polish Zloty	2,363,793	United States Dollar	624,882	(1,254)
07/30/2021	JP Morgan	Russian Ruble	4,833,557	United States Dollar	63,940	(463)
07/30/2021	Standard Chartered	United States Dollar	66,088	Indonesian Rupiah	973,083,883	(386)
08/11/2021	HSBC Bank	Chinese Offshore Yuan	2,848,580	United States Dollar	437,792	(1,063)
08/11/2021	HSBC Bank	United States Dollar	55,503	Indonesian Rupiah	812,900,000	(772)

Subtotal Depreciation						(68,259)

Total						$(46,706)

At April 30, 2021, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)** (Payable)	Variation Margin Receivable	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY 1,900,000	9/16/2025	$(8,783)	$307	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.828% (Receive Quarterly)	CNY 570,000	6/16/2026	241	119	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN 8,800,000	12/31/2024	12,990	(1,023)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN 822,000	3/26/2023	7,874	(53)	Merrill Lynch
				$12,322	$(650)

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$102,747	$—	$102,747
Government Agencies	—	54,393	—	54,393
Government Bonds	—	5,832,718	—	5,832,718
Index Linked Government Bonds	—	212,535	—	212,535
Short Term Bills and Notes	—	163,186	—	163,186

Total Debt Securities	—	6,365,579	—	6,365,579
Credit Linked Notes
Indonesia	—	708,174	—	708,174

Total Investments	$—	$7,073,753	$—	$7,073,753

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$21,553	$—	$21,553
Centrally Cleared Swap Contracts†	—	21,105	—	21,105
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(68,259)	—	(68,259)
Centrally Cleared Swap Contracts†	—	(8,783)	—	(8,783)

Total Other Financial Instruments	$—	$(34,384)	$—	$(34,384)

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2021:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Swap Contracts	$—	$21,105	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	21,553	—

	$21,553

Liabilities:
Unrealized Depreciation on Centrally Cleared Swap Contracts	$—	$(8,783	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(68,259)	—

	$(68,259)	$(8,783)

Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$305,607	$—
Net Realized Gain on Interest Rate Swap Contracts	—	107,360

	$305,607	$107,360

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(26,410)	$—
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(92,654)

	$(26,410)	$(92,654)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $2,376,162)
Genneia S.A., 8.750%, 01/20/2022		171,000	$152,618	0.05
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		293,000	259,308	0.08
Pampa Energia S.A., 7.375%, 07/21/2023		580,000	542,300	0.16
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		1,244,205	1,004,944	0.30
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		944,200	516,959	0.16
			2,476,129	0.75

Belarus (Cost $753,884)
Eurotorg LLC Via Bonitron DAC, 9.000%, 10/22/2025		700,000	762,265	0.23
			762,265	0.23

Brazil (Cost $52,465,961)
Azul Investments LLP, 5.875%, 10/26/2024		520,000	494,728	0.15
B2W Digital Lux S.a.r.l., 4.375%, 12/20/2030		800,000	789,248	0.24
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve
Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		3,063,000	3,028,541	0.92
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		985,000	1,028,094	0.31
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury
Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		2,145,000	2,477,475	0.75
BRF S.A., 5.750%, 09/21/2050		1,895,000	1,859,184	0.57
CSN Inova Ventures, 6.750%, 01/28/2028		2,685,000	2,918,058	0.89
CSN Resources S.A., 7.625%, 04/17/2026		1,735,000	1,865,472	0.57
Gol Finance S.A., 7.000%, 01/31/2025		535,000	491,184	0.15
InterCement Financial Operations B.V., 5.750%, 07/17/2024		3,105,000	2,950,402	0.90
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield
Curve Rate CMT 5Y + 3.981%), 6.125%, 12/12/2022[3]		1,780,000	1,806,718	0.55
JSM Global S.a.r.l., 4.750%, 10/20/2030		1,925,000	1,946,675	0.59
Klabin Austria GmbH, 3.200%, 01/12/2031		810,000	771,533	0.24
Klabin Austria GmbH, 7.000%, 04/03/2049		1,435,000	1,761,821	0.54
MARB BondCo PLC, 3.950%, 01/29/2031		1,110,000	1,054,689	0.32
Movida Europe S.A., 5.250%, 02/08/2031		1,030,000	1,011,130	0.31
Natura Cosmeticos S.A., 4.125%, 05/03/2028[4]		800,000	812,000	0.25
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		1,177,000	1,265,275	0.39
Oi S.A., 10.000%, (100% Cash), 07/27/2025[5]		2,496,000	2,608,345	0.79
Petrobras Global Finance B.V., 6.875%, 01/20/2040		3,245,000	3,717,180	1.13
Petrobras Global Finance B.V., 6.850%, 06/05/2115		7,400,000	7,820,653	2.38
Rede D’or Finance S.a.r.l., 4.500%, 01/22/2030		985,000	967,516	0.29
Samarco Mineracao S.A., 4.125%, 11/01/2022[6]		1,218,000	986,580	0.30
Samarco Mineracao S.A., 5.750%, 10/24/2023[6]		1,178,000	989,520	0.30
Samarco Mineracao S.A., 5.375%, 09/26/2024[6]		475,000	393,063	0.12
Simpar Europe S.A., 5.200%, 01/26/2031		1,060,000	1,069,286	0.33
St Marys Cement, Inc., 5.750%, 01/28/2027		935,000	1,074,091	0.33
Suzano Austria GmbH, 6.000%, 01/15/2029		415,000	485,343	0.15

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Suzano Austria GmbH, 7.000%, 03/16/2047		2,190,000	$2,822,362	0.86
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,825,000	1,971,000	0.60
Vale Overseas Ltd., 6.250%, 08/10/2026		330,000	394,350	0.12
Vale Overseas Ltd., 8.250%, 01/17/2034		975,000	1,404,000	0.43
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		425,000	554,629	0.17
			55,590,145	16.94

Chile (Cost $8,846,034)
AES GENER S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[3]		2,075,000	2,194,312	0.67
Corp. Nacional del Cobre de Chile, 3.750%, 01/15/2031		300,000	323,331	0.10
Empresa Electrica Guacolda S.A., 4.560%, 04/30/2025		1,200,000	945,012	0.29
Enel Chile S.A., 4.875%, 06/12/2028		420,000	484,264	0.15
Geopark Ltd., 5.500%, 01/17/2027[4]		600,000	617,100	0.19
GNL Quintero S.A., 4.634%, 07/31/2029		885,000	966,863	0.29
Inversiones CMPC S.A., 4.750%, 09/15/2024		445,000	487,275	0.15
Inversiones CMPC S.A., 4.375%, 04/04/2027		380,000	421,800	0.13
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		500,000	523,750	0.16
VTR Comunicaciones S.p.A., 4.375%, 04/15/2029[4]		800,000	804,000	0.24
VTR Finance N.V., 6.375%, 07/15/2028		1,095,000	1,182,600	0.36
			8,950,307	2.73

China (Cost $45,492,417)
Central China Real Estate Ltd., 7.250%, 08/13/2024		1,475,000	1,340,293	0.41
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[6,7]		600,000	207,300	0.06
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		4,880,000	1,659,200	0.51
China Construction Bank Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 2.450%, 06/24/2030[3]		870,000	878,871	0.27
China Evergrande Group, 11.500%, 01/22/2023		1,069,000	1,026,774	0.31
China Evergrande Group, 10.000%, 04/11/2023		1,035,000	958,907	0.29
China Evergrande Group, 9.500%, 03/29/2024		1,025,000	887,138	0.27
China Evergrande Group, 8.750%, 06/28/2025		2,145,000	1,749,247	0.53
China Hongqiao Group Ltd., 7.125%, 07/22/2022		980,000	997,149	0.30
Country Garden Holdings Co. Ltd., 7.125%, 01/27/2022		480,000	495,720	0.15
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		400,000	423,684	0.13
Country Garden Holdings Co. Ltd., 7.250%, 04/08/2026		730,000	806,492	0.25
ENN Energy Holdings Ltd., 2.625%, 09/17/2030		370,000	360,602	0.11
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,840,000	1,873,120	0.57
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		925,000	919,450	0.28
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		770,000	769,230	0.23
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021[6,7]		3,101,000	2,558,325	0.78
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,863,000	1,907,712	0.58
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		810,000	846,855	0.26
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		2,500,000	2,482,500	0.76
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		880,000	893,640	0.27
Meituan, 2.125%, 10/28/2025		200,000	197,077	0.06

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Meituan, 3.050%, 10/28/2030		330,000	$319,800	0.10
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	445,375	0.14
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		2,785,000	2,896,336	0.88
Redco Properties Group Ltd., 9.900%, 02/17/2024		980,000	931,037	0.28
Redsun Properties Group Ltd., 7.300%, 01/13/2025		980,000	945,718	0.29
Scenery Journey Ltd., 12.000%, 10/24/2023		3,125,000	2,895,312	0.88
Shimao Group Holdings Ltd., 5.600%, 07/15/2026		1,140,000	1,231,200	0.38
Sunac China Holdings Ltd., 7.500%, 02/01/2024		835,000	877,168	0.27
Sunac China Holdings Ltd., 6.500%, 01/10/2025		1,305,000	1,331,100	0.41
Tencent Holdings Ltd., 3.975%, 04/11/2029		375,000	409,466	0.13
Tingyi Cayman Islands Holding Corp., 1.625%, 09/24/2025		379,000	375,118	0.11
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[6,7,8]		2,785,000	696,250	0.21
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		610,000	505,495	0.15
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		548,000	564,714	0.17
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		785,000	816,793	0.25
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		920,000	925,059	0.28
			40,405,227	12.31

Colombia (Cost $10,579,648)
Ecopetrol S.A., 6.875%, 04/29/2030		2,680,000	3,249,500	0.99
Frontera Energy Corp., 9.700%, 06/25/2023		2,490,000	2,465,100	0.75
Geopark Ltd., 5.500%, 01/17/2027		600,000	617,100	0.19
Millicom International Cellular S.A., 6.625%, 10/15/2026		1,080,000	1,150,200	0.35
Millicom International Cellular S.A., 6.250%, 03/25/2029		792,000	885,060	0.27
Millicom International Cellular S.A., 4.500%, 04/27/2031		920,000	977,500	0.30
Oleoducto Central S.A., 4.000%, 07/14/2027		640,000	677,600	0.20
SURA Asset Management S.A., 4.875%, 04/17/2024		215,000	233,815	0.07
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		290,000	324,440	0.10
			10,580,315	3.22

Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[6,7,9]	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,9]	EUR	700,590	—	—
New World Resources N.V., 16.423%, 10/07/2020[4,6,7,9,10,11]	EUR	101,612	—	—
			—	—

Ecuador (Cost $5,368,587)
International Airport Finance S.A., 12.000%, 03/15/2033		4,469,621	4,503,144	1.37
Petroamazonas EP, 4.625%, 12/06/2021		747,107	724,693	0.22
			5,227,837	1.59

Egypt (Cost $2,270,217)
ADES International Holding PLC, 8.625%, 04/24/2024		2,255,000	2,317,689	0.71
			2,317,689	0.71

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Guatemala (Cost $709,487)
Investment Energy Resources Ltd., 6.250%, 04/26/2029[4]		700,000	$746,200	0.23
			746,200	0.23

Hong Kong (Cost $1,913,626)
Airport Authority, (Variable, 4.697% - U.S. Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[3]		615,000	615,031	0.19
Bank of China Hong Kong Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.036%), 5.900%, 09/14/2023[3]		700,000	753,550	0.23
CK Hutchison Capital Securities 17 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.070%), 4.000%, 05/12/2022[3]		530,000	539,116	0.16
			1,907,697	0.58

India (Cost $9,195,980)
Adani Transmission Ltd., 4.000%, 08/03/2026		295,000	311,452	0.10
Adani Transmission Ltd., 4.250%, 05/21/2036		588,650	597,102	0.18
Bharti Airtel Ltd., 3.250%, 06/03/2031		550,000	536,492	0.16
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	561,179	0.17
India Green Energy Holdings, 5.375%, 04/29/2024		450,000	471,404	0.14
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		1,780,000	1,785,874	0.55
Power Finance Corp. Ltd., 4.500%, 06/18/2029		475,000	495,824	0.15
Reliance Industries Ltd., 4.875%, 02/10/2045		250,000	298,520	0.09
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		560,000	535,640	0.16
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		730,000	799,715	0.25
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025[4]		2,250,000	2,229,750	0.68
Vedanta Resources Ltd., 6.375%, 07/30/2022		815,000	799,107	0.24
			9,422,059	2.87

Indonesia (Cost $5,784,402)
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022[5]		2,076,161	943,013	0.29
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		920,000	1,111,360	0.34
Minejesa Capital B.V., 4.625%, 08/10/2030		1,085,000	1,144,566	0.35
Minejesa Capital B.V., 5.625%, 08/10/2037		360,000	381,600	0.12
Pertamina Persero PT, 6.000%, 05/03/2042		795,000	949,973	0.29
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		250,000	276,375	0.08
			4,806,887	1.47

Iraq (Cost $8,058,615)
DNO A.S.A., 8.750%, 05/31/2023[4]		3,000,000	3,037,500	0.92
DNO A.S.A., 8.375%, 05/29/2024[4]		3,175,000	3,206,750	0.98
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		2,089,286	2,104,955	0.64
			8,349,205	2.54

Israel (Cost $17,904,294)
Altice Financing S.A., 7.500%, 05/15/2026		1,525,000	1,584,399	0.48

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Israel (continued)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[3,4]		920,000	$947,600	0.29
ICL Group Ltd., 6.375%, 05/31/2038[4]		251,000	316,265	0.10
Israel Electric Corp. Ltd., 5.000%, 11/12/2024[4]		365,000	409,840	0.12
Israel Electric Corp. Ltd., 4.250%, 08/14/2028[4]		250,000	277,500	0.08
Leviathan Bond Ltd., 5.750%, 06/30/2023[4]		390,000	409,130	0.12
Leviathan Bond Ltd., 6.125%, 06/30/2025[4]		930,000	1,017,187	0.31
Leviathan Bond Ltd., 6.500%, 06/30/2027[4]		998,000	1,107,421	0.34
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		1,965,000	2,201,743	0.67
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[3,4]		700,000	710,500	0.22
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		3,475,000	3,700,875	1.13
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		5,445,000	5,935,050	1.81
			18,617,510	5.67

Jamaica (Cost $3,034,038)
Digicel Group 0.5 Ltd., 7.000%, 05/19/2021[5]		2,070,000	1,526,625	0.46
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[5]		1,871,683	1,829,570	0.56
Digicel Ltd., 6.750%, 03/01/2023		1,280,000	1,206,400	0.37
			4,562,595	1.39

Jordan (Cost $454,285)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		445,000	460,424	0.14
			460,424	0.14

Kazakhstan (Cost $1,225,658)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		380,000	509,200	0.15
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		690,000	745,200	0.23
			1,254,400	0.38

Kuwait (Cost $3,063,461)
Equate Petrochemical B.V., 4.250%, 11/03/2026		200,000	220,665	0.07
MEGlobal Canada ULC, 5.000%, 05/18/2025		400,000	447,500	0.14
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	244,300	0.07
NBK Tier 1 Financing 2 Ltd., (Variable, USD Swap 6Y + 2.832%), 4.500%, 08/27/2025[3]		315,000	328,387	0.10
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 2.875%), 3.625%, 08/24/2026[3]		1,000,000	996,410	0.30
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate
CMT 5Y + 2.108%), 2.500%, 11/24/2030[3]		815,000	819,075	0.25
			3,056,337	0.93

Mexico (Cost $30,936,855)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		840,000	1,065,792	0.32
Alpek S.A.B. de C.V., 3.250%, 02/25/2031		260,000	256,103	0.08
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		786,000	819,405	0.25

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022[3]		1,695,000	$1,747,969	0.53
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		1,105,000	1,223,787	0.37
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		660,000	743,602	0.23
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		1,705,000	1,771,086	0.54
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		3,020,000	3,059,260	0.93
Cemex S.A.B. de C.V., 7.375%, 06/05/2027		520,000	589,680	0.18
Cemex S.A.B. de C.V., 5.450%, 11/19/2029		1,195,000	1,310,019	0.40
Cemex S.A.B. de C.V., 5.200%, 09/17/2030		840,000	914,088	0.28
Cemex S.A.B. de C.V., 3.875%, 07/11/2031		1,720,000	1,702,284	0.52
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		891,150	1,009,718	0.31
Comision Federal de Electricidad, 3.348%, 02/09/2031[4]		680,000	653,997	0.20
Comision Federal de Electricidad, 4.677%, 02/09/2051[4]		440,000	408,980	0.12
Fresnillo PLC, 4.250%, 10/02/2050		350,000	343,000	0.10
Industrias Penoles S.A.B. de C.V., 4.750%, 08/06/2050		220,000	226,325	0.07
Infraestructura Energetica Nova S.A.B. de C.V., 3.750%, 01/14/2028		370,000	394,975	0.12
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		380,000	379,050	0.12
Metalsa S.A. de C.V., 3.750%, 05/04/2031[4,12]		500,000	490,000	0.15
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		524,758	596,262	0.18
Minera Mexico S.A. de C.V., 4.500%, 01/26/2050		280,000	294,700	0.09
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		475,000	518,605	0.16
Petroleos Mexicanos, 6.500%, 03/13/2027		1,235,000	1,306,012	0.40
Petroleos Mexicanos, 6.750%, 09/21/2047		3,090,000	2,731,560	0.83
Petroleos Mexicanos, 7.690%, 01/23/2050		2,625,000	2,526,562	0.77
Petroleos Mexicanos, 6.950%, 01/28/2060		2,840,000	2,513,116	0.77
Trust Fibra Uno, 5.250%, 01/30/2026		300,000	337,500	0.10
Trust Fibra Uno, 4.869%, 01/15/2030		625,000	687,188	0.21
Trust Fibra Uno, 6.390%, 01/15/2050		1,273,000	1,451,869	0.44
			32,072,494	9.77

Mongolia (Cost $2,600,193)
Mongolian Mining Corp., 1.634%, 10/01/2021[5,10]		2,120,888	1,018,026	0.31
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		1,565,000	1,456,233	0.44
			2,474,259	0.75

Niger (Cost $—)
Savannah Petroleum PLC, 78.650%, 05/30/2021[9,10]		375,649	—	—
			—	—

Panama (Cost $3,895,616)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		1,935,000	2,007,949	0.61

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Panama (continued)
C&W Senior Financing DAC, 6.875%, 09/15/2027		840,000	$890,400	0.27
Cable Onda S.A., 4.500%, 01/30/2030		940,000	996,400	0.31
			3,894,749	1.19

Peru (Cost $5,788,758)
Banco de Credito del Peru, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[3,4]		340,000	334,050	0.10
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		310,000	313,701	0.10
Consorcio Transmantaro S.A., 4.375%, 05/07/2023		310,000	323,178	0.10
Credicorp Ltd., 2.750%, 06/17/2025		270,000	269,595	0.08
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/2028		1,416,000	1,443,173	0.44
InRetail Consumer, 3.250%, 03/22/2028[4]		460,000	439,484	0.13
Intercorp Peru Ltd., 3.875%, 08/15/2029		620,000	604,779	0.19
Peru LNG S.R.L., 5.375%, 03/22/2030		2,445,000	2,047,712	0.62
			5,775,672	1.76

Poland (Cost $3,627,291)
Oriflame Investment Holding PLC, 9.125%, 08/01/2024		1,680,000	1,785,336	0.54
Oriflame Investment Holding PLC, 5.125%, 05/04/2026[4,12]		1,900,000	1,903,610	0.58
			3,688,946	1.12

Qatar (Cost $2,447,671)
ABQ Finance Ltd., 3.125%, 09/24/2024		605,000	635,298	0.20
Nakilat, Inc., 6.067%, 12/31/2033		140,000	171,878	0.05
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.543%, 02/07/2025		1,160,000	1,170,266	0.36
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.540%, 05/31/2021		500,000	500,310	0.15
			2,477,752	0.76

Romania (Cost $924,157)
NE Property B.V., 1.875%, 10/09/2026	EUR	835,000	1,020,222	0.31
			1,020,222	0.31

Russian Federation (Cost $13,042,803)
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 6.942%), 8.875%, 11/10/2022[3]		870,000	864,867	0.26
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[3]		5,454,000	5,488,360	1.67
Gazprom PJSC Via Gaz Capital S.A., 8.625%, 04/28/2034		135,000	200,894	0.06
Gazprom PJSC via Gaz Finance PLC, 3.000%, 06/29/2027		900,000	899,640	0.27
Lukoil Securities B.V., 3.875%, 05/06/2030		780,000	819,624	0.25
PJSC Koks via IMH Capital DAC, 5.900%, 09/23/2025		875,000	929,687	0.28
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030[3]		1,815,000	1,914,825	0.58
TMK OAO Via TMK Capital S.A., 4.300%, 02/12/2027		865,000	868,166	0.27

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Russian Federation (continued)
VEON Holdings B.V., 4.000%, 04/09/2025		890,000	$934,767	0.29
VEON Holdings B.V., 3.375%, 11/25/2027		600,000	604,332	0.19
			13,525,162	4.12

Saudi Arabia (Cost $8,454,071)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,170,000	1,362,172	0.41
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026[4]		2,700,000	2,782,620	0.85
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,500,000	1,552,560	0.47
Samba Funding Ltd., 2.750%, 10/02/2024		395,000	411,787	0.12
Saudi Arabian Oil Co., 4.250%, 04/16/2039		900,000	981,352	0.30
Saudi Arabian Oil Co., 3.500%, 11/24/2070		490,000	447,509	0.14
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		910,000	1,135,629	0.35
			8,673,629	2.64

Singapore (Cost $5,861,747)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		900,000	921,762	0.28
GLP Pte. Ltd., 3.875%, 06/04/2025		800,000	835,468	0.26
Puma International Financing S.A., 5.000%, 01/24/2026		3,985,000	4,010,903	1.22
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		865,000	892,187	0.27
			6,660,320	2.03

South Africa (Cost $9,425,353)
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	356,816	0.11
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		340,000	400,350	0.12
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		1,900,000	2,000,130	0.61
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		1,690,000	1,913,502	0.58
Prosus N.V., 5.500%, 07/21/2025		575,000	655,031	0.20
Prosus N.V., 3.680%, 01/21/2030		300,000	313,613	0.10
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		700,000	715,750	0.22
Sasol Financing U.S.A. LLC, 6.500%, 09/27/2028		1,815,000	2,011,837	0.61
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		1,400,000	1,422,470	0.43
			9,789,499	2.98

South Korea (Cost $1,027,861)
Kookmin Bank, 2.500%, 11/04/2030		240,000	233,510	0.07
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		765,000	800,741	0.25
			1,034,251	0.32

Taiwan (Cost $703,748)
Foxconn Far East Ltd., 2.500%, 10/28/2030		680,000	663,807	0.20
			663,807	0.20

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Tanzania (Cost $1,244,414)
HTA Group Ltd., 7.000%, 12/18/2025		1,175,000	$1,252,292	0.38
			1,252,292	0.38

Thailand (Cost $1,578,792)
Bangkok Bank PCL, 9.025%, 03/15/2029		630,000	858,336	0.26
GC Treasury Center Co. Ltd., 4.300%, 03/18/2051[4]		410,000	423,710	0.13
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		295,000	295,900	0.09
			1,577,946	0.48

Turkey (Cost $5,994,955)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027[3]		215,000	215,854	0.07
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[3]		1,564,000	1,543,355	0.47
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027[3]		1,575,000	1,560,179	0.47
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[3]		1,276,000	1,272,409	0.39
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.415%), 7.875%, 01/22/2031[3]		1,400,000	1,411,419	0.43
			6,003,216	1.83

Ukraine (Cost $8,761,967)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[5,6]		1,628,800	1,272,093	0.39
Metinvest B.V., 8.500%, 04/23/2026		3,117,000	3,444,285	1.05
Metinvest B.V., 7.750%, 10/17/2029		2,065,000	2,198,605	0.67
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		1,985,000	2,015,768	0.61
			8,930,751	2.72

United Arab Emirates (Cost $7,875,715)
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		380,000	535,846	0.16
Aldar Sukuk Ltd., 4.750%, 09/29/2025		335,000	374,235	0.12
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		460,000	496,423	0.15
DIB Sukuk Ltd., 2.950%, 01/16/2026		1,010,000	1,055,268	0.32
DP World Crescent Ltd., 4.848%, 09/26/2028		240,000	271,244	0.08
DP World PLC, 6.850%, 07/02/2037		840,000	1,115,100	0.34
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		1,635,000	1,790,652	0.55
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		800,000	782,111	0.24
Galaxy Pipeline Assets Bidco Ltd., 3.250%, 09/30/2040		1,070,000	1,041,969	0.32
MAF Global Securities Ltd., 4.750%, 05/07/2024		215,000	234,651	0.07
MAF Sukuk Ltd., 4.638%, 05/14/2029		275,000	307,976	0.09
			8,005,475	2.44

Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,112,500	1,831,469	0.56
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		6,744,093	295,054	0.09
			2,126,523	0.65

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Zambia (Cost $7,429,598)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		3,755,000	$3,825,406	1.16
First Quantum Minerals Ltd., 6.875%, 03/01/2026		2,740,000	2,877,000	0.88
First Quantum Minerals Ltd., 6.875%, 10/15/2027		1,100,000	1,207,250	0.37
			7,909,656	2.41

Total Debt Securities (Cost $311,402,485)			307,049,849	93.54

Bank Loans

Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 0.930%, 09/09/2018[7,8]		3,000,000	2,220,000	0.68
			2,220,000	0.68

Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[7,9]	EUR	571,998	—	—
			—	—

Ghana (Cost $2,571,818)
Karpower International B.V., 8.920%, 11/16/2023[8]		2,571,818	2,546,100	0.77
			2,546,100	0.77

Total Bank Loans (Cost $5,034,752)			4,766,100	1.45

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,9	GBP	36,580,138	$—	—
			—	—

Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	546,878	0.17
			546,878	0.17

Total Equity Securities (Cost $1,970,749)			546,878	0.17

Total Investments (Total Cost $318,407,986)			312,362,827	95.16

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			15,887,823	4.84

Net Assets			$328,250,650	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2021 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security is a Level 3 investment.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[11]

Restricted security that has been deemed illiquid. At April 30, 2021 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

New World Resources N.V., 16.423%, 10/07/2020	10/7/2014	$—

[12]	When issued security. Coupon rate was not in effect at April 30, 2021.

Percentages shown are based on net assets.

At April 30, 2021, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/19/2021	BNP Paribas	United States Dollar	492,085	Euro	414,374	$(6,288)

05/19/2021	Deutsche Bank	United States Dollar	492,427	Euro	414,374	(5,946)

Subtotal Depreciation						(12,234)

Total						$(12,234)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$273,702,292	$ 696,250	$274,398,542
Corporate Convertible Bonds	—	8,207,660	—	8,207,660
Financial Certificates	—	10,936,873	—	10,936,873
Government Agencies	—	13,506,774	—	13,506,774

Total Debt Securities	—	306,353,599	696,250	307,049,849
Bank Loans
Brazil	—	—	2,220,000	2,220,000
Ghana	—	—	2,546,100	2,546,100

Total Bank Loans	—	—	4,766,100	4,766,100
Equity Securities
Common Stock
Niger	—	546,878	—	546,878

Total Common Stock	—	546,878	—	546,878

Total Investments	$—	$306,900,477	$5,462,350	$312,362,827

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(12,234)	$—	$(12,234)

Total Other Financial Instruments	$—	$(12,234)	$—	$(12,234)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2021:

Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2021

Investments, at value
Bank Loans
Brazil	$1,350,000	$—	$—	$—	$—	$870,000	$—	$—	$2,220,000	$870,000
Ghana	2,865,000	—	—	(428,182)	—	109,282	—	—	2,546,100	109,282
Common Stock
Russian Federation	116,273	—	—	(211,405)	(443,951)	539,083	—	—	—	—
Corporate Bonds
China	—	—	—	—	(279,057)	279,057	696,250	—	696,250	206,591
Total	$4,331,273	$—	$—	$(639,587)	$(723,008)	$1,797,422	$696,250	$—	$5,462,350	$1,185,873

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2021:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2021	Valuation Technique	Unobservable Input

Bank Loans	$4,766,100	Broker Quote	Inputs to broker model
Corporate Bonds	696,250	Broker Quote	Inputs to broker model

Total	$5,462,350

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (12,234)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$ (7,788)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (23,200)

* See note 10 in the Notes to the Financial Statements for the additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $12,620,558)
Genneia S.A., 8.750%, 01/20/2022		458,000	$408,765	0.18
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		5,191,000	4,594,087	1.98
Mastellone Hermanos S.A., 12.625%, 07/03/2021		1,720,000	1,470,617	0.64
Pampa Energia S.A., 7.375%, 07/21/2023		1,077,000	1,006,995	0.43
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		5,584,164	4,510,329	1.95
			11,990,793	5.18

Bahrain (Cost $1,588,891)
BBK BSC, 5.500%, 07/09/2024		1,500,000	1,587,690	0.68
			1,587,690	0.68

Belarus (Cost $1,205,931)
Eurotorg LLC Via Bonitron DAC, 9.000%, 10/22/2025		1,100,000	1,197,845	0.52
			1,197,845	0.52

Brazil (Cost $26,704,693)
Azul Investments LLP, 5.875%, 10/26/2024		2,825,000	2,687,705	1.16
CSN Resources S.A., 7.625%, 02/13/2023		2,000,000	2,075,000	0.90
Embraer Overseas Ltd., 5.696%, 09/16/2023		1,120,000	1,187,424	0.51
Fibria Overseas Finance Ltd., 5.250%, 05/12/2024		1,000,000	1,110,000	0.48
Gol Finance S.A., 7.000%, 01/31/2025		2,560,000	2,350,336	1.02
InterCement Financial Operations B.V., 5.750%, 07/17/2024		8,950,000	8,504,380	3.67
Oi S.A., 10.000%, (100% Cash), 07/27/2025[3]		12,300,000	12,853,623	5.55
			30,768,468	13.29

China (Cost $54,886,034)
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[4,5]		600,000	207,300	0.09
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		780,000	269,490	0.12
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		1,035,000	351,900	0.15
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025		2,975,000	998,113	0.43
China Evergrande Group, 8.250%, 03/23/2022		5,721,000	5,595,138	2.42
China Evergrande Group, 9.500%, 04/11/2022		1,120,000	1,098,160	0.47
China Evergrande Group, 11.500%, 01/22/2023		1,853,000	1,779,807	0.77
China Evergrande Group, 10.000%, 04/11/2023		7,275,000	6,740,142	2.91
China Hongqiao Group Ltd., 7.125%, 07/22/2022		1,600,000	1,627,999	0.70
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		4,000,000	4,072,000	1.76
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		4,160,000	4,135,040	1.79
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		2,710,000	2,707,290	1.17
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		600,000	614,400	0.26
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		4,875,000	5,048,062	2.18
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	4,108,815	1.77
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		4,280,000	4,346,340	1.88
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	1,132,250	0.49
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		1,400,000	1,455,968	0.63

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5,6]		2,640,000	$660,000	0.28
			46,948,214	20.27
Colombia (Cost $4,353,827)
Frontera Energy Corp., 9.700%, 06/25/2023		3,600,000	3,564,000	1.54
Geopark Ltd., 6.500%, 09/21/2024		585,000	608,406	0.26
			4,172,406	1.80
Ecuador (Cost $6,957,494)
Petroamazonas EP, 4.625%, 12/06/2021		7,035,848	6,824,773	2.95
			6,824,773	2.95
Egypt (Cost $5,821,837)
ADES International Holding PLC, 8.625%, 04/24/2024		5,875,000	6,038,325	2.61
			6,038,325	2.61
Indonesia (Cost $1,162,127)
Eterna Capital Pte. Ltd., 7.500%, (25% PIK), 12/11/2022[3]		150,936	107,254	0.05
Indika Energy Capital III Pte. Ltd., 5.875%, 11/09/2024		1,000,000	1,009,000	0.43
			1,116,254	0.48
Iraq (Cost $16,459,726)
DNO A.S.A., 8.750%, 05/31/2023[7]		11,600,000	11,745,000	5.07
DNO A.S.A., 8.375%, 05/29/2024[7]		2,995,000	3,024,950	1.31
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		1,650,993	1,663,375	0.72
			16,433,325	7.10
Jamaica (Cost $5,658,342)
Digicel Group 0.5 Ltd., 7.000%, 05/19/2021[3,5]		111,296	82,081	0.04
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[3]		2,773,088	2,710,693	1.17
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.750%, 05/25/2024		3,398,490	3,551,422	1.53
			6,344,196	2.74
Lebanon (Cost $121,383,687)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		30,712,000	3,768,362	1.63
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		29,248,000	3,574,106	1.54
Lebanon (Rep of), 6.150%, 06/19/2020[4,5]		19,996,000	2,443,511	1.05
Lebanon (Rep of), 8.250%, 04/12/2021[4,5]		42,195,000	5,177,327	2.24
Lebanon (Rep of), 6.100%, 10/04/2022[4]		10,066,000	1,216,174	0.53
			16,179,480	6.99
Mexico (Cost $2,852,417)
Petroleos Mexicanos, 6.875%, 10/16/2025[7]		2,840,000	3,100,456	1.34
			3,100,456	1.34
Oman (Cost $2,414,814)
National Bank of Oman SAOG, 5.625%, 09/25/2023		1,145,000	1,201,515	0.52
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		1,135,000	1,210,477	0.52
			2,411,992	1.04

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $4,006,538)
Oriflame Investment Holding PLC, 9.125%, 08/01/2024		3,905,000	$4,149,844	1.79
			4,149,844	1.79

Russian Federation (Cost $1,618,411)
PJSC Koks via IMH Capital DAC, 5.900%, 09/23/2025		1,500,000	1,593,750	0.69
			1,593,750	0.69

Saudi Arabia (Cost $2,321,001)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		2,475,000	2,555,438	1.10
			2,555,438	1.10

Singapore (Cost $5,960,150)
Puma International Financing S.A., 5.125%, 10/06/2024		6,670,000	6,759,178	2.92
			6,759,178	2.92

South Africa (Cost $1,671,580)
Sasol Financing International Ltd., 4.500%, 11/14/2022		590,000	603,275	0.26
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		1,000,000	1,066,500	0.46
			1,669,775	0.72

Turkey (Cost $9,029,596)
KOC Holding A.S., 6.500%, 03/11/2025		545,000	583,150	0.25
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		530,000	577,912	0.25
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		4,220,000	4,248,493	1.84
Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023		2,485,000	2,509,850	1.08
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		1,190,000	1,191,666	0.51
			9,111,071	3.93

Ukraine (Cost $9,333,316)
Metinvest B.V., 7.750%, 04/23/2023		5,565,000	5,843,918	2.52
Metinvest B.V., 5.625%, 06/17/2025	EUR	940,000	1,163,587	0.50
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		2,340,000	2,376,270	1.03
			9,383,775	4.05

Venezuela (Cost $32,680,071)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		37,855,500	9,747,791	4.21
			9,747,791	4.21

Zambia (Cost $15,868,338)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		8,250,000	8,404,688	3.63
First Quantum Minerals Ltd., 6.500%, 03/01/2024		7,700,000	7,892,500	3.41
			16,297,188	7.04

Total Debt Securities (Cost $346,559,379)			216,382,027	93.44

Total Investments (Total Cost $346,559,379)			216,382,027	93.44
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			15,193,736	6.56

Net Assets			$231,575,763	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2021 is disclosed.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Security is a Level 3 investment.
[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2021, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/19/2021	Deutsche Bank	United States Dollar	594,328	Euro	500,123	$ (7,177)
05/19/2021	HSBC Bank	United States Dollar	593,754	Euro	500,123	(7,750)

Subtotal Depreciation						(14,927)

Total						$(14,927)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$189,376,324	$660,000	$190,036,324
Financial Certificates	—	2,555,438	—	2,555,438
Government Agencies	—	7,610,785	—	7,610,785
Government Bonds	—	16,179,480	—	16,179,480

Total Debt Securities	—	215,722,027	660,000	216,382,027

Total Investments	$—	$215,722,027	$660,000	$216,382,027

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(14,927)	$—	$(14,927)

Total Other Financial Instruments	$—	$(14,927)	$—	$(14,927)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2021:

Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2021

Investments, at value

Bank Loans Ukraine	$8,311,213	$11,412	$—	$(8,395,165)	$198,020	$(125,480)	$—	$—	$—	$—

Corporate Bonds China	—	—	—	—	—	—	660,000	—	660,000	(1,977,726)

Total	$8,311,213	$11,412	$—	$(8,395,165)	$198,020	$(125,480)	$660,000	$—	$660,000	$(1,977,726)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2021:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2021	Valuation Technique	Unobservable Input
Corporate Bonds	$660,000	Broker Quote	Inputs to broker model

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(14,927)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$13,199

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(14,927)

*See note 10 in the Notes to the Financial Statements for the additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $2,733,992)
Vale S.A. ADR		157,899	$3,176,928	3.38
			3,176,928	3.38

China (Cost $25,981,427)
Alibaba Group Holding Ltd.*	HKD	80,900	2,337,004	2.49
Alibaba Group Holding Ltd. ADR*		4,069	939,736	1.00
Anhui Conch Cement Co. Ltd., Class H	HKD	249,000	1,487,898	1.58
ANTA Sports Products Ltd.	HKD	94,000	1,684,143	1.79
Baidu, Inc. ADR*		3,142	660,857	0.70
China International Capital Corp. Ltd., Class H*,2	HKD	1,210,400	3,031,624	3.23
China Life Insurance Co. Ltd., Class H	HKD	553,000	1,123,331	1.20
China Resources Cement Holdings Ltd.	HKD	1,136,000	1,238,713	1.32
China Vanke Co. Ltd., Class H	HKD	368,300	1,288,780	1.37
CITIC Securities Co. Ltd., Class H	HKD	371,500	893,779	0.95
JD.com, Inc., Class A*	HKD	76,750	2,964,855	3.15
NetEase, Inc.	HKD	75,000	1,677,638	1.78
Ping An Insurance Group Co. of China Ltd., Class H	HKD	163,000	1,780,932	1.89
Tencent Holdings Ltd.	HKD	65,500	5,238,235	5.57
			26,347,525	28.02

Hong Kong (Cost $2,496,479)
AIA Group Ltd.	HKD	196,800	2,501,794	2.66
			2,501,794	2.66

India (Cost $9,444,642)
Axis Bank Ltd.*	INR	196,104	1,891,193	2.01
ICICI Bank Ltd. ADR*		157,880	2,573,444	2.74
Infosys Ltd. ADR		26,155	472,882	0.50
Maruti Suzuki India Ltd.	INR	16,115	1,403,931	1.49
Reliance Industries Ltd.	INR	66,893	1,799,882	1.92
Tata Consultancy Services Ltd.	INR	47,550	1,947,167	2.07
			10,088,499	10.73

Indonesia (Cost $1,858,001)
Bank Central Asia Tbk PT	IDR	850,900	1,882,549	2.00
			1,882,549	2.00

Mexico (Cost $5,053,338)
Grupo Mexico S.A.B. de C.V., Series B	MXN	751,406	3,396,665	3.61
Wal-Mart de Mexico S.A.B. de C.V.	MXN	634,500	2,076,996	2.21
			5,473,661	5.82

Panama (Cost $931,819)
Copa Holdings S.A., Class A*		12,007	1,038,606	1.11
			1,038,606	1.11

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Russian Federation (Cost $1,875,792)
LUKOIL PJSC ADR		11,786	$900,911	0.96
Sberbank of Russia PJSC	RUB	239,460	948,158	1.01
			1,849,069	1.97

South Africa (Cost $5,615,496)
Anglo American Platinum Ltd.	ZAR	14,130	1,936,332	2.06
AngloGold Ashanti Ltd.	ZAR	46,501	958,160	1.02
FirstRand Ltd.	ZAR	308,602	1,085,563	1.15
Naspers Ltd., Class N	ZAR	9,671	2,209,575	2.35
			6,189,630	6.58

South Korea (Cost $13,498,392)
Hyundai Motor Co.	KRW	9,644	1,828,819	1.94
LG Chem Ltd.	KRW	1,110	927,576	0.99
LG Household & Health Care Ltd.	KRW	649	896,574	0.95
Samsung Electronics Co. Ltd.	KRW	59,700	4,362,417	4.64
Shinhan Financial Group Co. Ltd.	KRW	92,180	3,311,167	3.52
SK Hynix, Inc.	KRW	32,487	3,719,519	3.96
			15,046,072	16.00

Taiwan (Cost $13,529,043)
Globalwafers Co. Ltd.	TWD	49,359	1,543,084	1.64
Hon Hai Precision Industry Co. Ltd.	TWD	590,000	2,469,674	2.63
MediaTek, Inc.	TWD	114,000	4,889,989	5.20
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	391,021	8,473,350	9.01
Vanguard International Semiconductor Corp.	TWD	347,000	1,494,902	1.59
			18,870,999	20.07

Total Common Stocks (Cost $83,018,421)			92,465,332	98.34

Preferred Stocks

South Korea (Cost $1,164,181)
Samsung Electronics Co. Ltd., 1.914%[3]	KRW	21,452	1,407,790	1.50
			1,407,790	1.50

Total Preferred Stocks (Cost $1,164,181)			1,407,790	1.50

Total Investments (Total Cost $84,182,602)			93,873,122	99.84

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			146,506	0.16

Net Assets			$94,019,628	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2021, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	8.0%
Consumer Discretionary	14.2
Consumer Staples	3.2
Energy	2.9
Financials	22.4
Industrials	1.1
Information Technology	32.7
Materials	13.9
Real Estate	1.4
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments
Assets:
Common Stocks
Brazil	$3,176,928	$—	$—	$3,176,928
China	1,600,593	24,746,932	—	26,347,525
Hong Kong	—	2,501,794	—	2,501,794
India	3,046,326	7,042,173	—	10,088,499
Indonesia	—	1,882,549	—	1,882,549
Mexico	5,473,661	—	—	5,473,661
Panama	1,038,606	—	—	1,038,606
Russian Federation	—	1,849,069	—	1,849,069
South Africa	—	6,189,630	—	6,189,630
South Korea	—	15,046,072	—	15,046,072
Taiwan	—	18,870,999	—	18,870,999

Total Common Stocks	14,336,114	78,129,218	—	92,465,332
Preferred Stocks
South Korea	—	1,407,790	—	1,407,790

Total Investments	$14,336,114	$79,537,008	$—	$93,873,122

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$34,376

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(9,607)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $1,109,623)
Arco Platform Ltd., Class A*		7,800	$200,148	1.76
Arezzo Industria e Comercio S.A.	BRL	12,300	171,297	1.50
Sinqia S.A.*	BRL	52,900	221,843	1.95
TOTVS S.A.	BRL	20,100	115,078	1.01
Vasta Platform Ltd.*		34,700	339,713	2.98
			1,048,079	9.20

China (Cost $1,302,533)
Chinasoft International Ltd.*	HKD	204,000	228,018	2.00
Fu Shou Yuan International Group Ltd.	HKD	161,000	173,865	1.53
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNY	29,319	216,881	1.90
JNBY Design Ltd.	HKD	171,500	331,163	2.91
Noah Holdings Ltd. ADR*		3,500	154,175	1.35
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	183,000	284,828	2.50
			1,388,930	12.19

India (Cost $1,703,137)
Bajaj Consumer Care Ltd.	INR	82,819	313,081	2.75
Granules India Ltd.	INR	59,429	267,341	2.35
Indian Energy Exchange Ltd.[2]	INR	124,188	620,518	5.44
Just Dial Ltd.*	INR	9,210	108,936	0.95
PVR Ltd.*	INR	11,019	168,649	1.48
Quess Corp. Ltd.*,2	INR	63,998	541,991	4.76
Radico Khaitan Ltd.	INR	22,041	168,750	1.48
V-Mart Retail Ltd.*	INR	6,077	217,333	1.91
			2,406,599	21.12

Indonesia (Cost $70,518)
Ace Hardware Indonesia Tbk PT	IDR	732,700	74,978	0.66
			74,978	0.66

Malaysia (Cost $314,508)
My EG Services Bhd.	MYR	1,027,212	487,197	4.27
			487,197	4.27

Mexico (Cost $435,656)
Genomma Lab Internacional S.A.B. de C.V., Class B*	MXN	189,900	189,741	1.66
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR*		6,000	298,380	2.62
			488,121	4.28

Peru (Cost $177,358)
Alicorp S.A.A.	PEN	54,760	99,822	0.88
			99,822	0.88

Russian Federation (Cost $397,537)
Fix Price Group Ltd. GDR*,2		23,083	215,941	1.90
HeadHunter Group PLC ADR		5,417	222,585	1.95

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (continued)
TCS Group Holding PLC GDR (Registered)		3,792	$219,638	1.93
			658,164	5.78

South Africa (Cost $193,704)
Karooooo Ltd.*		6,918	269,179	2.36
			269,179	2.36

South Korea (Cost $1,785,234)
Dentium Co. Ltd.	KRW	7,499	401,071	3.52
Douzone Bizon Co. Ltd.	KRW	3,213	242,988	2.13
Hana Materials, Inc.	KRW	4,397	180,006	1.58
Hansol Chemical Co. Ltd.	KRW	1,420	315,354	2.77
Hugel, Inc.*	KRW	1,643	272,003	2.39
KoMiCo Ltd.	KRW	10,396	596,908	5.24
NHN KCP Corp.*	KRW	1,907	87,197	0.76
NICE Information Service Co. Ltd.	KRW	7,028	138,192	1.21
SK Materials Co. Ltd.	KRW	386	116,588	1.02
Tokai Carbon Korea Co. Ltd.	KRW	1,156	202,401	1.78
			2,552,708	22.40

Taiwan (Cost $1,326,581)
ASPEED Technology, Inc.	TWD	2,000	150,538	1.32
Nien Made Enterprise Co. Ltd.	TWD	8,000	129,111	1.13
Parade Technologies Ltd.	TWD	7,000	350,004	3.07
Poya International Co. Ltd.	TWD	18,000	395,408	3.47
Sensortek Technology Corp.	TWD	10,000	254,899	2.24
Sinbon Electronics Co. Ltd.	TWD	13,000	121,694	1.07
Sporton International, Inc.	TWD	20,000	183,378	1.61
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	105,000	199,507	1.75
			1,784,539	15.66

Total Common Stocks (Cost $8,816,389)			11,258,316	98.80

Total Investments (Total Cost $8,816,389)			11,258,316	98.80
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			137,080	1.20

Net Assets			$11,395,396	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

At April 30, 2021, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets

Communication Services	2.5%
Consumer Discretionary	22.2
Consumer Staples	5.1
Financials	8.7
Health Care	9.9
Industrials	15.8
Information Technology	30.8
Materials	3.8

Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,048,079	$ —	$—	$ 1,048,079
China	154,175	1,234,755	—	1,388,930
India	—	2,406,599	—	2,406,599
Indonesia	—	74,978	—	74,978
Malaysia	—	487,197	—	487,197
Mexico	488,121	—	—	488,121
Peru	99,822	—	—	99,822
Russian Federation	438,526	219,638	—	658,164
South Africa	269,179	—	—	269,179
South Korea	—	2,552,708	—	2,552,708
Taiwan	—	1,784,539	—	1,784,539

Total Common Stocks	2,497,902	8,760,414	—	11,258,316

Total Investments	$2,497,902	$8,760,414	$—	$11,258,316

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $525,237)
Globant S.A.*		4,700	$1,077,146	1.67
			1,077,146	1.67

Bahrain (Cost $1,166,327)
Ahli United Bank BSC	KWD	1,513,306	1,043,837	1.62
			1,043,837	1.62

Cambodia (Cost $696,312)
NagaCorp. Ltd.	HKD	540,000	577,530	0.90
			577,530	0.90

Egypt (Cost $2,492,173)
Cleopatra Hospital*	EGP	2,294,923	671,184	1.04
Commercial International Bank Egypt S.A.E.	EGP	305,273	1,135,706	1.76
Fawry for Banking & Payment Technology Services S.A.E.*	EGP	494,878	634,476	0.99
			2,441,366	3.79

Georgia (Cost $1,077,755)
Georgia Capital PLC*	GBP	88,827	690,482	1.07
			690,482	1.07

Ghana (Cost $358,871)
Scancom PLC	GHS	2,358,169	465,912	0.73
			465,912	0.73

Kazakhstan (Cost $2,166,774)
Halyk Savings Bank of Kazakhstan JSC GDR[2]		46,590	667,169	1.04
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		37,003	529,896	0.82
Kaspi.KZ JSC GDR[2]		13,904	1,181,840	1.84
Kaspi.KZ JSC GDR (Registered)		7,489	637,897	0.99
			3,016,802	4.69

Kenya (Cost $2,598,914)
Equity Group Holdings PLC*	KES	3,020,600	1,096,428	1.70
Safaricom PLC	KES	5,878,300	2,199,383	3.42
			3,295,811	5.12

Kuwait (Cost $1,705,629)
Humansoft Holding Co. K.S.C.	KWD	58,581	639,767	0.99
Mobile Telecommunications Co. K.S.C.P.	KWD	220,020	440,014	0.68
National Bank of Kuwait S.A.K.P.	KWD	291,307	795,675	1.24
			1,875,456	2.91

Mauritius (Cost $1,384,848)
MCB Group Ltd.*	MUR	196,885	1,118,667	1.74
			1,118,667	1.74

Morocco (Cost $2,482,019)
Attijariwafa Bank	MAD	21,925	1,053,682	1.63

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Morocco (continued)
Maroc Telecom	MAD	51,241	$790,413	1.23
Vivo Energy PLC[2]	GBP	538,935	744,692	1.16
			2,588,787	4.02

Nigeria (Cost $1,382,771)
Guaranty Trust Bank PLC	NGN	11,516,345	721,048	1.12
			721,048	1.12

Pakistan (Cost $3,049,469)
Habib Bank Ltd.	PKR	903,266	734,818	1.14
Lucky Cement Ltd.*	PKR	127,000	692,965	1.08
MCB Bank Ltd.	PKR	344,738	364,250	0.57
Systems Ltd.	PKR	451,090	1,246,095	1.93
			3,038,128	4.72

Peru (Cost $1,016,040)
Credicorp Ltd.		7,172	856,337	1.33
			856,337	1.33

Philippines (Cost $4,527,409)
Ayala Corp.	PHP	76,390	1,176,396	1.83
GT Capital Holdings, Inc.	PHP	102,410	1,115,689	1.73
Security Bank Corp.	PHP	187,380	449,179	0.70
SM Prime Holdings, Inc.	PHP	1,857,500	1,328,359	2.06
Wilcon Depot, Inc.	PHP	1,867,800	681,770	1.06
			4,751,393	7.38

Qatar (Cost $4,883,745)
Commercial Bank PSQC (The)	QAR	750,840	1,114,032	1.73
Ooredoo QPSC	QAR	366,580	715,762	1.11
Qatar Fuel QSC	QAR	163,564	815,828	1.27
Qatar National Bank QPSC	QAR	462,895	2,275,704	3.53
			4,921,326	7.64

Romania (Cost $1,328,499)
Banca Transilvania S.A.	RON	512,302	311,402	0.48
BRD-Groupe Societe Generale S.A.*	RON	323,435	1,246,563	1.94
			1,557,965	2.42

Saudi Arabia (Cost $2,169,198)
Al Hammadi Co. for Development and Investment*	SAR	78,860	722,602	1.12
Sahara International Petrochemical Co.	SAR	119,828	868,362	1.35
Saudi National Bank*	SAR	41,630	630,586	0.98
Seera Group Holding*	SAR	110,778	589,325	0.92
			2,810,875	4.37

Slovenia (Cost $517,975)
Nova Ljubljanska Banka dd GDR (Registered)*	EUR	47,711	625,310	0.97
			625,310	0.97

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Tanzania (Cost $1,083,555)
Helios Towers PLC*	GBP	540,108	$1,277,075	1.98
			1,277,075	1.98

United Arab Emirates (Cost $3,865,855)
Dubai Islamic Bank PJSC	AED	772,152	935,270	1.45
Emaar Development PJSC*	AED	747,000	557,910	0.87
Emaar Properties PJSC	AED	1,690,524	1,712,297	2.66
First Abu Dhabi Bank PJSC	AED	167,780	650,232	1.01
Network International Holdings PLC*,2	GBP	101,241	587,068	0.91
			4,442,777	6.90

Vietnam (Cost $12,196,228)
Asia Commercial Bank JSC*	VND	856,300	1,286,466	2.00
Digiworld Corp.	VND	163,540	786,780	1.22
FPT Corp.	VND	616,955	2,156,396	3.35
Hoa Phat Group JSC	VND	1,009,992	2,535,279	3.94
Khang Dien House Trading and Investment JSC	VND	658,028	999,997	1.55
Military Commercial Joint Stock Bank*	VND	875,670	1,147,797	1.78
Mobile World Investment Corp.	VND	501,333	3,055,715	4.75
Saigon Beer Alcohol Beverage Corp.	VND	86,400	627,185	0.97
Vietnam Dairy Products JSC	VND	280,106	1,132,867	1.76
Vingroup JSC*	VND	183,000	1,041,093	1.62
Vinhomes JSC*,2	VND	244,070	1,044,533	1.62
			15,814,108	24.56

Zambia (Cost $604,161)
First Quantum Minerals Ltd.	CAD	28,800	663,795	1.03
			663,795	1.03

Total Common Stocks (Cost $53,279,764)			59,671,933	92.68

Preferred Stocks

Colombia (Cost $362,165)
Bancolombia S.A. ADR, 0.876%[3]		12,795	382,954	0.59
			382,954	0.59

Total Preferred Stocks (Cost $362,165)			382,954	0.59

Rights

Egypt (Cost $304,256)
Fawry for Banking & Payment Technology Services S.A.E.*	EGP	436,350	506,846	0.79
			506,846	0.79

Total Rights (Cost $304,256)			506,846	0.79

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Investment Companies

Vietnam Enterprise Investments Ltd., Class C *	GBP	179,713	$1,588,995	2.47
Total Investment Companies (Cost $1,111,434)			1,588,995	2.47

Total Investments (Total Cost $55,057,619)			62,150,728	96.53

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			2,233,956	3.47

Net Assets			$64,384,684	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2021, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	9.1%
Consumer Discretionary	9.8
Consumer Staples	2.7
Energy	1.3
Financials	39.2
Health Care	2.2
Industrials	3.5
Information Technology	10.9
Materials	7.4
Real Estate	10.4
Total Investments	96.5
Other Assets Less Liabilities	3.5
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,077,146	$ —	$—	$ 1,077,146
Bahrain	—	1,043,837	—	1,043,837
Cambodia	—	577,530	—	577,530
Egypt	671,184	1,770,182	—	2,441,366
Georgia	—	690,482	—	690,482
Ghana	465,912	—	—	465,912
Kazakhstan	1,181,840	1,834,962	—	3,016,802
Kenya	—	3,295,811	—	3,295,811
Kuwait	—	1,875,456	—	1,875,456
Mauritius	—	1,118,667	—	1,118,667
Morocco	—	2,588,787	—	2,588,787
Nigeria	—	721,048	—	721,048
Pakistan	—	3,038,128	—	3,038,128
Peru	856,337	—	—	856,337
Philippines	—	4,751,393	—	4,751,393
Qatar	—	4,921,326	—	4,921,326
Romania	—	1,557,965	—	1,557,965
Saudi Arabia	—	2,810,875	—	2,810,875
Slovenia	—	625,310	—	625,310
Tanzania	—	1,277,075	—	1,277,075
United Arab Emirates	—	4,442,777	—	4,442,777
Vietnam	—	15,814,108	—	15,814,108
Zambia	663,795	—	—	663,795

Total Common Stocks	4,916,214	54,755,719	—	59,671,933
Preferred Stocks
Colombia	382,954	—	—	382,954
Rights
Egypt	506,846	—	—	506,846
Investment Companies
Vietnam	—	1,588,995	—	1,588,995

Total Investments	$5,806,014	$56,344,714	$—	$62,150,728

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $6,282,405)
Arco Platform Ltd., Class A*		64,000	$1,642,240	1.32
Arezzo Industria e Comercio S.A.	BRL	81,900	1,140,588	0.91
Lojas Renner S.A.	BRL	154,580	1,149,664	0.92
Notre Dame Intermedica Participacoes S.A.*	BRL	112,200	1,678,647	1.35
Pagseguro Digital Ltd., Class A*		12,900	590,046	0.47
			6,201,185	4.97

China (Cost $30,650,968)
Alibaba Group Holding Ltd. ADR*		18,260	4,217,147	3.38
Angang Steel Co. Ltd., Class H	HKD	2,472,000	1,702,468	1.36
Angel Yeast Co. Ltd., Class A	CNH	121,700	1,101,937	0.88
ANTA Sports Products Ltd.	HKD	88,000	1,576,644	1.26
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	206,994	1,842,054	1.48
China Vanke Co. Ltd., Class H	HKD	308,300	1,078,824	0.86
Chinasoft International Ltd.*	HKD	1,798,000	2,009,686	1.61
ENN Energy Holdings Ltd.	HKD	77,300	1,316,045	1.05
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	239,289	1,770,091	1.42
JD.com, Inc. ADR*		20,518	1,587,272	1.27
LONGi Green Energy Technology Co. Ltd., Class A	CNH	101,015	1,538,377	1.23
NetEase, Inc. ADR		13,196	1,478,744	1.18
New Oriental Education & Technology Group, Inc. ADR*		140,996	2,151,599	1.72
Prosus N.V.*	EUR	8,200	889,126	0.71
Sunny Optical Technology Group Co. Ltd.	HKD	43,800	1,056,888	0.85
Tencent Holdings Ltd.	HKD	63,900	5,110,279	4.09
Weichai Power Co. Ltd., Class H	HKD	448,000	1,034,302	0.83
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	1,096,000	1,705,857	1.37
Yunnan Energy New Material Co. Ltd., Class A	CNH	108,121	2,242,268	1.80
			35,409,608	28.35

Hong Kong (Cost $2,192,386)
AIA Group Ltd.	HKD	172,400	2,191,613	1.75
Xinyi Glass Holdings Ltd.	HKD	374,000	1,321,668	1.06
			3,513,281	2.81

Hungary (Cost $897,933)
OTP Bank Nyrt.*	HUF	25,590	1,150,197	0.92
			1,150,197	0.92

India (Cost $12,340,233)
Eicher Motors Ltd.*	INR	39,955	1,305,030	1.04
Granules India Ltd.	INR	378,440	1,702,414	1.36
HDFC Bank Ltd. ADR*		39,150	2,751,462	2.20
ICICI Bank Ltd. ADR*		222,467	3,626,212	2.90
Indian Energy Exchange Ltd.[2]	INR	373,940	1,868,429	1.50

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Larsen & Toubro Ltd.	INR	36,474	$659,740	0.53
Larsen & Toubro Ltd. GDR (Registered)		57,412	1,030,346	0.83
Mahindra & Mahindra Ltd.	INR	34,120	346,527	0.28
Mahindra & Mahindra Ltd. GDR		145,169	1,439,378	1.15
PVR Ltd.*	INR	81,694	1,250,350	1.00
			15,979,888	12.79

Kazakhstan (Cost $788,381)
Kaspi.KZ JSC GDR[2]		15,955	1,356,175	1.09
Kaspi.KZ JSC GDR (Registered)		1,456	124,019	0.10
			1,480,194	1.19

Malaysia (Cost $995,255)
My EG Services Bhd.	MYR	3,258,927	1,545,677	1.24
			1,545,677	1.24

Mexico (Cost $3,705,165)
Fomento Economico Mexicano S.A.B. de C.V. ADR		20,996	1,627,190	1.30
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	256,400	1,458,760	1.17
Grupo Mexico S.A.B. de C.V., Series B	MXN	236,437	1,068,793	0.86
			4,154,743	3.33

Russian Federation (Cost $7,666,895)
Fix Price Group Ltd. GDR*,2		331,768	3,103,690	2.48
HeadHunter Group PLC ADR		37,592	1,544,655	1.24
LUKOIL PJSC ADR		25,439	1,944,534	1.56
TCS Group Holding PLC GDR (Registered)		52,287	3,028,541	2.42
Yandex N.V., Class A*		19,200	1,258,560	1.01
			10,879,980	8.71

South Africa (Cost $3,724,632)
Naspers Ltd., Class N	ZAR	22,792	5,207,387	4.17
			5,207,387	4.17

South Korea (Cost $10,602,010)
Douzone Bizon Co. Ltd.	KRW	12,688	959,547	0.77
Hana Materials, Inc.	KRW	32,309	1,322,677	1.06
Hansol Chemical Co. Ltd.	KRW	15,473	3,436,245	2.75
Hugel, Inc.*	KRW	9,221	1,526,562	1.22
LG Household & Health Care Ltd.	KRW	1,016	1,403,573	1.13
SK Hynix, Inc.	KRW	39,309	4,500,587	3.60
SK Materials Co. Ltd.	KRW	4,149	1,253,173	1.00
Tokai Carbon Korea Co. Ltd.	KRW	7,647	1,338,893	1.07
			15,741,257	12.60

Taiwan (Cost $11,085,424)
ASPEED Technology, Inc.	TWD	17,000	1,279,569	1.02
Delta Electronics, Inc.	TWD	115,000	1,255,542	1.01

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Parade Technologies Ltd.	TWD	43,000	$2,150,024	1.72
Sensortek Technology Corp.	TWD	49,000	1,249,007	1.00
Silergy Corp.	TWD	11,232	1,190,022	0.95
Sinbon Electronics Co. Ltd.	TWD	141,000	1,319,907	1.06
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	275,000	5,959,198	4.77
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		35,830	4,182,794	3.35
			18,586,063	14.88
Vietnam (Cost $155)
Vietnam Dairy Products JSC	VND	36	146	—
			146	—

Total Common Stocks (Cost $90,931,842)			119,849,606	95.96

Preferred Stocks

Brazil (Cost $2,389,367)
Gerdau S.A. ADR, 1.492%[3]		240,941	1,479,378	1.19
Itau Unibanco Holding S.A. ADR, 0.624%[3]		238,193	1,190,965	0.95
			2,670,343	2.14

South Korea (Cost $1,503,023)
LG Chem Ltd., 2.354%[3]	KRW	3,525	1,408,115	1.12
			1,408,115	1.12

Total Preferred Stocks (Cost $3,892,390)			4,078,458	3.26

Total Investments (Total Cost $94,824,232)			123,928,064	99.22

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			973,060	0.78

Net Assets			$124,901,124	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

At April 30, 2021, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	7.3%
Consumer Discretionary	22.0
Consumer Staples	3.3
Energy	1.6
Financials	13.9
Health Care	3.9
Industrials	5.9
Information Technology	27.9
Materials	11.5
Real Estate	0.9
Utilities	1.0
Total Investments	99.2
Other Assets Less Liabilities	0.8
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$ 6,201,185	$ —	$—	$ 6,201,185
China	9,434,762	25,974,846	—	35,409,608
Hong Kong	—	3,513,281	—	3,513,281
Hungary	—	1,150,197	—	1,150,197
India	6,377,674	9,602,214	—	15,979,888
Kazakhstan	1,356,175	124,019	—	1,480,194
Malaysia	—	1,545,677	—	1,545,677
Mexico	4,154,743	—	—	4,154,743
Russian Federation	5,906,905	4,973,075	—	10,879,980
South Africa	—	5,207,387	—	5,207,387
South Korea	—	15,741,257	—	15,741,257
Taiwan	4,182,794	14,403,269	—	18,586,063
Vietnam	—	146	—	146

Total Common Stocks	37,614,238	82,235,368	—	119,849,606
Preferred Stocks
Brazil	2,670,343	—	—	2,670,343
South Korea	—	1,408,115	—	1,408,115
Total Preferred Stocks	2,670,343	1,408,115	—	4,078,458

Total Investments	$40,284,581	$83,643,483	$—	$123,928,064

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$2,999

*See	note 10 in the Notes to the Financial Statements for the additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $1,123,060)
Arco Platform Ltd., Class A*		11,300	$289,958	1.91
Arezzo Industria e Comercio S.A.	BRL	9,900	137,873	0.91
Lojas Renner S.A.	BRL	30,300	225,351	1.49
Notre Dame Intermedica Participacoes S.A.*	BRL	19,500	291,744	1.93
StoneCo Ltd., Class A*		2,800	180,992	1.20
			1,125,918	7.44

China (Cost $3,316,587)
Alibaba Group Holding Ltd. ADR*		1,921	443,655	2.93
Angel Yeast Co. Ltd., Class A	CNH	17,000	153,927	1.02
ANTA Sports Products Ltd.	HKD	15,000	268,746	1.78
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.,
Class A	CNH	32,800	291,890	1.93
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	35,900	265,563	1.76
JD.com, Inc. ADR*		3,300	255,288	1.69
Kweichow Moutai Co. Ltd., Class A	CNH	500	154,710	1.02
NetEase, Inc. ADR		2,406	269,616	1.78
New Oriental Education & Technology Group, Inc. ADR*		25,220	384,857	2.54
Sunny Optical Technology Group Co. Ltd.	HKD	8,300	200,278	1.32
Tencent Holdings Ltd.	HKD	9,700	775,739	5.12
WuXi AppTec Co. Ltd., Class H2	HKD	7,400	174,387	1.15
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	137,500	214,010	1.41
Yunnan Energy New Material Co. Ltd., Class A	CNH	15,200	315,225	2.08
			4,167,891	27.53

Hong Kong (Cost $321,697)
AIA Group Ltd.	HKD	32,600	414,423	2.74
			414,423	2.74

Hungary (Cost $202,961)
OTP Bank Nyrt.*	HUF	4,813	216,331	1.43
			216,331	1.43

India (Cost $934,707)
HDFC Bank Ltd. ADR*		7,091	498,355	3.29
ICICI Bank Ltd. ADR*		24,700	402,610	2.66
Mahindra & Mahindra Ltd. GDR		27,912	276,753	1.83
			1,177,718	7.78

Kazakhstan (Cost $129,320)
Kaspi.KZ JSC GDR[2]		3,127	265,795	1.76
			265,795	1.76

Malaysia (Cost $212,862)
My EG Services Bhd.	MYR	685,940	325,335	2.15
			325,335	2.15

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $526,754)
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,025	$311,938	2.06
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	47,200	268,539	1.77
			580,477	3.83

Poland (Cost $208,858)
Allegro.eu S.A.*,2	PLN	11,075	169,925	1.12
			169,925	1.12

Russian Federation (Cost $940,826)
Fix Price Group Ltd. GDR*,2		56,671	530,157	3.50
HeadHunter Group PLC ADR		6,007	246,828	1.63
TCS Group Holding PLC GDR (Registered)		7,911	458,217	3.03
Yandex N.V., Class A*		3,500	229,425	1.52
			1,464,627	9.68

South Africa (Cost $463,258)
Naspers Ltd., Class N	ZAR	2,818	643,841	4.25
			643,841	4.25

South Korea (Cost $1,413,344)
Douzone Bizon Co. Ltd.	KRW	2,890	218,560	1.44
Hansol Chemical Co. Ltd.	KRW	2,058	457,041	3.02
Hugel, Inc.*	KRW	1,907	315,709	2.09
NHN KCP Corp.*	KRW	145	6,630	0.04
SK Hynix, Inc.	KRW	3,941	451,215	2.98
Tokai Carbon Korea Co. Ltd.	KRW	1,548	271,035	1.79
WONIK IPS Co. Ltd.	KRW	4,836	219,080	1.45
			1,939,270	12.81

Taiwan (Cost $1,257,645)
ASPEED Technology, Inc.	TWD	3,000	225,806	1.49
Delta Electronics, Inc.	TWD	30,000	327,533	2.16
Parade Technologies Ltd.	TWD	7,000	350,004	2.31
Sinbon Electronics Co. Ltd.	TWD	19,000	177,860	1.18
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	23,000	498,406	3.29
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		7,444	869,012	5.74
			2,448,621	16.17

Total Common Stocks (Cost $11,051,879)			14,940,172	98.69

Total Investments (Total Cost $11,051,879)			14,940,172	98.69

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			198,810	1.31

Net Assets			$15,138,982	100.00

*	Non-income producing security.
1	Local currency is United States Dollars unless otherwise noted below.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2021, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:

Sector	Percentage of Net Assets
Communication Services	8.4%
Consumer Discretionary	25.4
Consumer Staples	4.1
Financials	16.7
Health Care	5.2
Industrials	3.4
Information Technology	28.5
Materials	7.0
Total Investments	98.7
Other Assets Less Liabilities	1.3
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$ 1,125,918	$ —	$—	$ 1,125,918
China	1,353,416	2,814,475	—	4,167,891
Hong Kong	—	414,423	—	414,423
Hungary	—	216,331	—	216,331
India	900,965	276,753	—	1,177,718
Kazakhstan	265,795	—	—	265,795
Malaysia	—	325,335	—	325,335
Mexico	580,477	—	—	580,477
Poland	—	169,925	—	169,925
Russian Federation	1,006,410	458,217	—	1,464,627
South Africa	—	643,841	—	643,841
South Korea	—	1,939,270	—	1,939,270
Taiwan	869,012	1,579,609	—	2,448,621

Total Common Stocks	6,101,993	8,838,179	—	14,940,172
Total Investments	$6,101,993	$8,838,179	$—	$14,940,172

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,692)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Debt Securities

Bahrain (Cost $205,848)
BBK BSC, 5.500%, 07/09/2024		200,000	$211,692	1.98
			211,692	1.98

Brazil (Cost $535,949)
CSN Resources S.A., 7.625%, 02/13/2023		347,000	360,012	3.37
MercadoLibre, Inc., 2.380%, 01/14/2026		200,000	199,420	1.87
			559,432	5.24

China (Cost $1,515,655)
China Evergrande Group, 11.500%, 01/22/2023		240,000	230,520	2.16
China Hongqiao Group Ltd., 7.125%, 07/22/2022		237,000	241,147	2.26
Country Garden Holdings Co. Ltd., 7.250%, 04/08/2026		200,000	220,957	2.07
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		214,000	212,716	1.99
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		318,000	329,289	3.08
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		324,000	332,505	3.11
			1,567,134	14.67

Colombia (Cost $167,779)
Frontera Energy Corp., 9.700%, 06/25/2023		200,000	198,000	1.85
			198,000	1.85

Ecuador (Cost $53,505)
Petroamazonas EP, 4.625%, 12/06/2021		54,533	52,897	0.49
			52,897	0.49

Egypt (Cost $240,721)
ADES International Holding PLC, 8.625%, 04/24/2024		252,000	259,006	2.42
			259,006	2.42

India (Cost $536,511)
Greenko Solar Mauritius Ltd., 5.550%, 01/29/2025		200,000	205,300	1.92
Power Finance Corp. Ltd., 3.750%, 06/18/2024		331,000	347,496	3.25
			552,796	5.17

Indonesia (Cost $729,603)
Bank Rakyat Indonesia Persero Tbk PT, 3.950%, 03/28/2024		219,000	233,344	2.18
Indonesia Asahan Aluminium Persero PT, 5.230%, 11/15/2021		288,000	294,495	2.76
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		200,000	220,170	2.06
			748,009	7.00

Jordan (Cost $206,125)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	206,932	1.94
			206,932	1.94

Kuwait (Cost $552,385)
Al Ahli Bank of Kuwait KSCP, 3.500%, 04/05/2022		328,000	335,790	3.14
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	223,750	2.10
			559,540	5.24

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (Cost $734,270)
Alfa S.A.B. de C.V., 5.250%, 03/25/2024		319,000	$350,740	3.28
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	180,353	1.69
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	225,000	2.11
			756,093	7.08

Morocco (Cost $330,291)
OCP S.A., 5.630%, 04/25/2024		310,000	337,289	3.16
			337,289	3.16

Oman (Cost $201,175)
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	213,300	2.00
			213,300	2.00

Panama (Cost $205,041)
Banco Latinoamericano de Comercio Exterior S.A., 2.380%, 09/14/2025		200,000	204,880	1.92
			204,880	1.92

Peru (Cost $200,685)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	199,700	1.87
			199,700	1.87

Poland (Cost $226,748)
Oriflame Investment Holding PLC, 9.125%, 08/01/2024		224,000	238,045	2.23
			238,045	2.23

Russian Federation (Cost $209,669)
VEON Holdings B.V., 4.000%, 04/09/2025		200,000	210,060	1.96
			210,060	1.96

Saudi Arabia (Cost $1,100,760)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	264,320	2.47
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		200,000	207,008	1.94
SABIC Capital II B.V., 4.000%, 10/10/2023		317,000	341,136	3.19
Samba Funding Ltd., 2.750%, 10/02/2024		333,000	347,153	3.25
			1,159,617	10.85

Singapore (Cost $429,905)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	208,867	1.95
Puma International Financing S.A., 5.125%, 10/06/2024		240,000	243,209	2.28
			452,076	4.23

South Africa (Cost $330,701)
Gold Fields Orogen Holdings BVI Ltd., 5.130%, 05/15/2024		314,000	343,045	3.21
			343,045	3.21

United Arab Emirates (Cost $1,311,865)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	225,697	2.11
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	226,572	2.12
DIB Sukuk Ltd., 3.630%, 02/06/2023		200,000	208,605	1.95

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
Fab Sukuk Co. Ltd., 3.630%, 03/05/2023		321,000	$337,451	3.16
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	345,358	3.24
			1,343,683	12.58

Total Debt Securities (Cost $10,025,191)			10,373,226	97.09

Total Investments (Total Cost $10,025,191)			10,373,226	97.09

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			310,363	2.91

Net Assets			$10,683,589	100.00

1	Local currency is United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$9,150,962	$—	$9,150,962
Financial Certificates	—	1,017,384	—	1,017,384
Government Agencies	—	204,880	—	204,880

Total Debt Securities	—	10,373,226	—	10,373,226

Total Investments	$—	$10,373,226	$—	$10,373,226

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $247,051)
BBK BSC, 5.500%, 07/09/2024		240,000	$254,030	1.25
			254,030	1.25

Brazil (Cost $2,483,299)
CSN Resources S.A., 7.625%, 02/13/2023		240,000	249,000	1.23
Gerdau Trade, Inc., 4.880%, 10/24/2027		220,000	245,850	1.21
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		230,000	247,250	1.22
Petrobras Global Finance B.V., 6.875%, 01/20/2040		215,000	246,285	1.21
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	252,727	1.24
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	247,387	1.22
Suzano Austria GmbH, 7.000%, 03/16/2047		240,000	309,300	1.52
Vale Overseas Ltd., 8.250%, 01/17/2034		305,000	439,200	2.16
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		200,000	261,002	1.28
			2,498,001	12.29

Chile (Cost $1,511,764)
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		200,000	257,834	1.27
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	299,756	1.47
Enel Chile S.A., 4.875%, 06/12/2028		205,000	236,367	1.16
GNL Quintero S.A., 4.634%, 07/31/2029		230,000	251,275	1.24
Inversiones CMPC S.A., 4.375%, 04/04/2027		220,000	244,200	1.20
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		182,000	190,645	0.94
			1,480,077	7.28

China (Cost $815,180)
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		300,000	317,763	1.56
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		200,000	198,600	0.98
Scenery Journey Ltd., 12.000%, 10/24/2023		315,000	291,848	1.44
			808,211	3.98

Colombia (Cost $507,965)
Ecopetrol S.A., 6.875%, 04/29/2030		420,000	509,250	2.51
			509,250	2.51

India (Cost $484,917)
Adani Transmission Ltd., 4.250%, 05/21/2036		236,425	239,820	1.18
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	250,521	1.23
			490,341	2.41

Indonesia (Cost $1,430,412)
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		200,000	241,600	1.19
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		200,000	256,000	1.26
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	406,137	2.00
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	258,974	1.27
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	246,250	1.21
			1,408,961	6.93

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Israel (Cost $663,969)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		245,000	$252,350	1.24
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		190,000	212,891	1.05
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	218,000	1.07
			683,241	3.36

Kazakhstan (Cost $577,427)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		429,000	551,126	2.71
			551,126	2.71

Kuwait (Cost $526,205)
NBK Tier 1 Financing 2 Ltd., (Variable, USD Swap 6Y + 2.832%), 4.500%, 08/27/2025[3]		310,000	323,175	1.59
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[3]		200,000	201,000	0.99
			524,175	2.58

Mexico (Cost $2,831,989)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	260,104	1.28
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	180,353	0.89
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		220,000	247,867	1.22
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		200,000	207,752	1.02
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		260,490	295,148	1.45
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		275,000	274,312	1.35
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		213,791	242,922	1.20
Minera Mexico S.A. de C.V., 4.500%, 01/26/2050		225,000	236,813	1.16
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	433,125	2.13
Trust Fibra Uno, 5.250%, 12/15/2024		200,000	222,500	1.09
Trust Fibra Uno, 6.390%, 01/15/2050		290,000	330,748	1.63
			2,931,644	14.42

Panama (Cost $805,252)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	300,933	1.48
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	212,000	1.04
Cable Onda S.A., 4.500%, 01/30/2030		280,000	296,800	1.46
			809,733	3.98

Peru (Cost $738,724)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		190,000	192,269	0.95
InRetail Consumer, 3.250%, 03/22/2028[2]		250,000	238,850	1.17
Southern Copper Corp., 6.750%, 04/16/2040		200,000	278,661	1.37
			709,780	3.49

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Qatar (Cost $371,868)
Qatar (Rep of), 4.400%, 04/16/2050		286,000	$332,509	1.64
			332,509	1.64

Romania (Cost $307,897)
NE Property B.V., 1.875%, 10/09/2026	EUR	275,000	336,001	1.65
			336,001	1.65

Russian Federation (Cost $593,900)
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[3]		245,000	246,544	1.21
Gazprom PJSC Via Gaz Capital S.A., 8.625%, 04/28/2034		100,000	148,810	0.73
VEON Holdings B.V., 4.000%, 04/09/2025		200,000	210,060	1.04
			605,414	2.98

Saudi Arabia (Cost $983,831)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		305,000	355,096	1.75
Saudi Arabian Oil Co., 4.250%, 04/16/2039		295,000	321,666	1.58
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		230,000	287,027	1.41
			963,789	4.74

Singapore (Cost $456,460)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		250,000	256,045	1.26
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	208,867	1.03
			464,912	2.29

South Africa (Cost $558,479)
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	341,475	1.68
Prosus N.V., 3.680%, 01/21/2030		200,000	209,075	1.03
			550,550	2.71

Thailand (Cost $536,739)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	258,863	1.27
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		250,000	250,763	1.24
			509,626	2.51

Ukraine (Cost $385,634)
Ukraine (Rep of), 9.750%, 11/01/2028		339,000	391,804	1.93
			391,804	1.93

United Arab Emirates (Cost $1,648,466)
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		170,000	239,720	1.18
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		225,000	242,816	1.19
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	381,274	1.88
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		580,000	567,031	2.79

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
MAF Global Securities Ltd., 4.750%, 05/07/2024		200,000	$218,280	1.07
			1,649,121	8.11

Total Debt Securities (Cost $19,467,428)			19,462,296	95.75

Total Investments in Securities (Cost $19,467,428)			19,462,296	95.75

Total Investments (Total Cost $19,467,428)			19,462,296	95.75

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			864,500	4.25

Net Assets			$20,326,796	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Percentages shown are based on net assets.

At April 30, 2021, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/19/2021	Citibank	United States Dollar	314,347	Euro	264,380	$(3,625)

Subtotal Depreciation						(3,625)

Total						$(3,625)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$16,933,639	$—	$16,933,639
Corporate Convertible Bonds	—	460,102	—	460,102
Financial Certificates	—	911,117	—	911,117
Government Agencies	—	433,125	—	433,125
Government Bonds	—	724,313	—	724,313

Total Debt Securities	—	19,462,296	—	19,462,296

Total Investments	$—	$19,462,296	$—	$19,462,296

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(3,625)	$—	$(3,625)

Total Other Financial Instruments	$—	$(3,625)	$—	$(3,625)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(3,625)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$ 1,271

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(8,413)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,960,778)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		290,000	$286,737	2.88
JSM Global S.a.r.l., 4.750%, 10/20/2030		230,000	232,590	2.33
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	282,383	2.83
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	285,051	2.86
Oi S.A., 10.000%, 07/27/2025[3]		290,000	303,053	3.04
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	257,750	2.58
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		210,000	274,052	2.75
			1,921,616	19.27

China (Cost $1,687,614)
Central China Real Estate Ltd., 7.250%, 08/13/2024		300,000	272,602	2.73
China Evergrande Group, 9.500%, 03/29/2024		320,000	276,960	2.78
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		280,000	279,720	2.81
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		280,000	284,340	2.85
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		290,000	301,593	3.02
Sunac China Holdings Ltd., 7.500%, 02/01/2024		260,000	273,130	2.74
			1,688,345	16.93

Ecuador (Cost $283,706)
International Airport Finance S.A., 12.000%, 03/15/2033		289,328	291,498	2.92
			291,498	2.92

Israel (Cost $297,030)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	287,550	2.88
			287,550	2.88

Jamaica (Cost $298,937)
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[3]		315,000	307,912	3.09
			307,912	3.09

Kuwait (Cost $535,717)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	244,300	2.45
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[2]		290,000	291,450	2.92
			535,750	5.37

Mexico (Cost $1,648,575)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[2]		260,000	308,980	3.10
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		240,000	249,303	2.50
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		300,000	303,900	3.05
Cemex S.A.B. de C.V., 3.875%, 07/11/2031		290,000	287,013	2.88
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	234,810	2.35
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	250,912	2.51
			1,634,918	16.39

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $456,312)
Oriflame Investment Holding PLC, 9.125%, 08/01/2024		240,000	$255,048	2.56
Oriflame Investment Holding PLC, 05/04/2026[4,5]		200,000	200,380	2.01
			455,428	4.57

Qatar (Cost $284,483)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.543%, 02/07/2025		280,000	282,478	2.83
			282,478	2.83

Romania (Cost $208,359)
NE Property B.V., 1.875%, 10/09/2026	EUR	170,000	207,710	2.08
			207,710	2.08

Russian Federation (Cost $586,270)
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030[2]		270,000	284,850	2.86
VEON Holdings B.V., 3.375%, 11/25/2027		290,000	292,094	2.93
			576,944	5.79

Singapore (Cost $213,740)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	208,867	2.09
			208,867	2.09

South Africa (Cost $241,656)
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	237,773	2.38
			237,773	2.38

Ukraine (Cost $241,066)
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		230,000	233,565	2.34
			233,565	2.34

United Arab Emirates (Cost $972,176)
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		220,000	237,419	2.38
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	250,757	2.51
DP World PLC, 6.850%, 07/02/2037		200,000	265,500	2.66
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		200,000	219,040	2.20
			972,716	9.75

Total Debt Securities (Cost $9,916,419)			9,843,070	98.68

Total Investments in Securities (Cost $9,916,419)			9,843,070	98.68

Total Investments (Total Cost $9,916,419)			9,843,070	98.68

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			131,256	1.32

Net Assets			$9,974,326	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	When issued security. Coupon rate was not in effect at April 30, 2021.

Percentages shown are based on net assets.

At April 30, 2021, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/19/2021	Barclays	United States Dollar	203,739	Euro	171,472	$(2,493)

Subtotal Depreciation						(2,493)

Total						$(2,493)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$8,295,093	$—	$8,295,093
Corporate Convertible Bonds	—	558,283	—	558,283
Financial Certificates	—	989,694	—	989,694

Total Debt Securities	—	9,843,070	—	9,843,070

Total Investments	$—	$9,843,070	$—	$9,843,070

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(2,493)	$—	$(2,493)

Total Other Financial Instruments	$—	$(2,493)	$—	$(2,493)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(2,493)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2021:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(3,457)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(2,493)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2021 (Unaudited)

1.	Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes twelve funds as of April 30, 2021, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein. On February 28, 2021, the Trust launched the Ashmore Emerging Markets Corporate Income ESG Fund by offering Class A, Class C and Institutional Class shares of the Fund.

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”). Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.

The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.

2.	Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

(c) Determination of the Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no closing prices or sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities (e.g., certain foreign securities). Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Fund may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. A Fund may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.

Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board’s approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board, generally based upon recommendations provided by the Investment Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information,

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broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Investment Manager primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of the investment. The Investment Manager may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.

For Funds that use fair value pricing to determine the NAV of its shares, securities may not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction accurately reflects the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for the purpose of calculating the NAV of the Fund’s shares.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding.

Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.

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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.

(g) Fully funded total return swaps

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. Certain Funds may enter into fully funded total return swaps (“TRS”) to manage their exposure to the market, certain sectors of the market or a particular security or reference asset, or to create exposure to certain investments to which they would otherwise not be exposed.

Where a Fund enters into a TRS transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the estimated value of an emerging market debt or equity security, loan or other financial instrument, the TRS is considered an investment for financial statement purposes and is accounted for using the same policies as would apply to the underlying assets it represents. In addition to the market risk of the underlying security, index or reference asset, there is a risk of default by the counterparty to the transaction.

(h) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the value of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. In addition to the market risk and credit risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty at a time prior to the end of the term of the underlying agreement.

(i) Inflation Index Securities

Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2021, all inflation-indexed bonds were shown on the Statement of Investments with their original par and stated coupon rate.

(j) Credit-Linked Notes

Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.

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As of April 30, 2021 (Unaudited)

3.	Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.

Derivative financial instruments may result in off-balance sheet market and credit risk. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.

Foreign/Emerging Markets Risks

Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

4.	Fair value measurements

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market

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As of April 30, 2021 (Unaudited)

data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.

5.	Reverse repurchase agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

As of April 30, 2021, the Funds did not hold any reverse repurchase agreements.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

6.	Capital share transactions

Transactions in Class A shares for the period ended April 30, 2021, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold		Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	301,436	$2,136,267		27,999	$201,426	(359,175)	$(2,626,071)	(29,740)	$(288,378)
Ashmore Emerging Markets Local Currency Bond Fund	—	—		—	—	(31,147)	(229,347)	(31,147)	(229,347)
Ashmore Emerging Markets Corporate Income Fund	360,618	2,890,359		27,423	219,017	(343,110)	(2,731,634)	44,931	377,742
Ashmore Emerging Markets Short Duration Fund	108,291	849,351		63,904	502,603	(1,150,858)	(9,038,808)	(978,663)	(7,686,854)
Ashmore Emerging Markets Active Equity Fund	4,676	62,188		610	7,839	(2,704)	(33,288)	2,582	36,739
Ashmore Emerging Markets Small-Cap Equity Fund	642	13,924		—	—	(11,989)	(179,104)	(11,347)	(165,180)
Ashmore Emerging Markets Frontier Equity Fund	5,597	47,477		131	1,035	(14,082)	(111,282)	(8,354)	(62,770)
Ashmore Emerging Markets Equity Fund	52,741	814,690		1,562	23,481	(7,646)	(125,166)	46,657	713,005
Ashmore Emerging Markets Equity ESG Fund	—	—	**	1	7	—	—	1	7
Ashmore Emerging Markets Short Duration Select Fund	—	—		2	21	—	—	2	21

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Investment Grade Income Fund	—	$—	2		$14	—	$—	2	$14
Ashmore Emerging Markets Corporate Income ESG Fund	100	1,000	1		6	—	—	101	1,006

**Amount rounds to less than $0.5.

Transactions in Class C shares for the period ended April 30, 2021, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	39,133	$280,245	6,998		$50,223	(148,175)	$(1,060,955)	(102,044)	$(730,487)
Ashmore Emerging Markets Local Currency Bond Fund
Ashmore Emerging Markets Corporate Income Fund	61,758	491,618	15,090		120,186	(251,108)	(2,007,109)	(174,260)	(1,395,305)
Ashmore Emerging Markets Short Duration Fund	6,599	49,685	5,951		44,952	(21,582)	(162,767)	(9,032)	(68,130)
Ashmore Emerging Markets Active Equity Fund	—	1	—	*	3	—	—	—	4
Ashmore Emerging Markets Small-Cap Equity Fund	—	180	—		—	—	—	—	180
Ashmore Emerging Markets Frontier Equity Fund	152	1,381	32		244	(13,631)	(106,646)	(13,447)	(105,021)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity Fund	2,807	$45,111	2		$32	(119)	$(1,844)	2,690	$43,299
Ashmore Emerging Markets Equity ESG Fund	—	2	—	*	7	—	—	— *	9
Ashmore Emerging Markets Short Duration Select Fund	—	—	2		18	—	—	2	18
Ashmore Emerging Markets Investment Grade Income Fund	—	—	1		11	—	—	1	11
Ashmore Emerging Markets Corporate Income ESG Fund	100	1,000	—	*	5	—	—	100	1,005

* Amount rounds to less than 0.5 shares.

Transactions in Institutional Class shares for the period ended April 30, 2021, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	29,733,711	$216,983,225	3,774,263		$27,556,456	(26,554,473)	$(191,657,981)	6,953,501	$52,881,700
Ashmore Emerging Markets Local Currency Bond Fund	488,115	3,814,234	—		—	(3,546,087)	(27,120,558)	(3,057,972)	(23,306,324)
Ashmore Emerging Markets Corporate Income Fund	7,935,087	65,967,082	456,748		3,801,305	(4,598,941)	(38,069,324)	3,792,894	31,699,063
Ashmore Emerging Markets Short Duration Fund	2,001,201	15,433,301	776,273		6,001,858	(34,548,389)	(262,648,855)	(31,770,915)	(241,213,696)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Active Equity Fund	734,524	$10,149,087	21,992	$284,585	(1,349,418)	$(18,711,667)	(592,902)		$(8,277,995)
Ashmore Emerging Markets Small-Cap Equity Fund	73,211	1,384,565	—	—	(27,153)	(476,505)	46,058	908,060
Ashmore Emerging Markets Frontier Equity Fund	889,915	8,556,960	9,510	87,590	(1,096,492)	(10,326,161)	(197,067)	(1,681,611)
Ashmore Emerging Markets Equity Fund	1,976,010	30,993,442	84,074	1,221,605	(868,261)	(13,773,827)	1,191,823	18,441,220
Ashmore Emerging Markets Equity ESG Fund	—	—	5,311	74,673	—	(2)	5,311	74,671
Ashmore Emerging Markets Short Duration Select Fund	—	—	22,064	227,994	—	—	22,064	227,994
Ashmore Emerging Markets Investment Grade Income Fund	—	—	29,886	303,308	—	—	29,886	303,308
Ashmore Emerging Markets Corporate Income ESG Fund	999,800	9,998,000	6,055	59,859	—	—	1,005,855	10,057,859

Transactions in Class A shares for the year ended October 31, 2020, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	697,487	$4,987,088	62,116	$428,702	(706,867)	$(5,015,573)	52,736	$400,217

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Local Currency Bond Fund	—	$—	136	$1,011	(7,189)	$(42,129)	(7,053)	$(41,118)
Ashmore Emerging Markets Corporate Income Fund	973,657	7,475,101	64,503	481,206	(1,240,230)	(9,095,954)	(202,070)	(1,139,647)
Ashmore Emerging Markets Short Duration Fund	2,361,271	18,562,319	472,177	3,827,647	(12,504,193)	(98,146,581)	(9,670,745)	(75,756,615)
Ashmore Emerging Markets Active Equity Fund	158,335	1,461,855	475	4,960	(33,025)	(332,637)	125,785	1,134,178
Ashmore Emerging Markets Small-Cap Equity Fund	5,426	48,329	—	—	(123,432)	(844,871)	(118,006)	(796,542)
Ashmore Emerging Markets Frontier Equity Fund	105,675	875,409	438	2,960	(884,119)	(7,187,717)	(778,006)	(6,309,348)
Ashmore Emerging Markets Equity Fund	102,459	1,065,643	153	1,798	(53,354)	(596,967)	49,258	470,474
Ashmore Emerging Markets Equity ESG Fund	100	1,000	—	—	—	—**	100	1,000
Ashmore Emerging Markets Short Duration Select Fund	99	1,000	2	12	—	—	101	1,012
Ashmore Emerging Markets Investment Grade Income Fund	100	1,000	—*	2	—	—	100	1,002

**	Amount rounds to less than $0.5.
*	Amount rounds to less than 0.5 shares.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Transactions in Class C shares for the year ended October 31, 2020, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	56,572	$389,027	20,123		$138,773	(232,421)	$(1,609,046)	(155,726)	$(1,081,246)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	13		93	(3,239)	(22,120)	(3,226)	(22,027)
Ashmore Emerging Markets Corporate Income Fund	139,346	1,103,488	51,137		379,687	(555,172)	(4,054,823)	(364,689)	(2,571,648)
Ashmore Emerging Markets Short Duration Fund	133,326	926,449	12,008		91,118	(198,069)	(1,464,588)	(52,735)	(447,021)
Ashmore Emerging Markets Active Equity Fund	—*	2	—*		1	(1,059)	(12,001)	(1,059)	(11,998)
Ashmore Emerging Markets Small-Cap Equity Fund	—*	343	—		—	(3,762)	(29,650)	(3,762)	(29,307)
Ashmore Emerging Markets Frontier Equity Fund	16,040	113,582	234		1,529	(13,323)	(93,921)	2,951	21,190
Ashmore Emerging Markets Equity Fund	—*	2	—		—	—	—	—*	2
Ashmore Emerging Markets Equity ESG Fund	100	1,002	—		—	—	—	100	1,002
Ashmore Emerging Markets Short Duration Select Fund	99	1,000	2		10	—	—	101	1,010
Ashmore Emerging Markets Investment Grade Income Fund	100	1,000	—	*	2	—	—	100	1,002

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As of April 30, 2021 (Unaudited)

*	Amount rounds to less than 0.5 shares.

Transactions in Institutional Class shares for the year ended October 31, 2020, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	61,621,367	$425,771,462	9,211,953	$64,665,899	(92,458,351)	$(628,466,559)	(21,625,031)	$(138,029,198)
Ashmore Emerging Markets Local Currency Bond Fund	808,852	5,707,063	64,929	503,201	(2,487,097)	(17,794,777)	(1,613,316)	(11,584,513)
Ashmore Emerging Markets Corporate Income Fund	14,558,538	115,713,958	1,217,687	9,454,112	(36,252,496)	(268,373,932)	(20,476,271)	(143,205,862)
Ashmore Emerging Markets Short Duration Fund	39,487,241	314,827,622	3,845,955	30,504,449	(118,966,345)	(884,576,492)	(75,633,149)	(539,244,421)
Ashmore Emerging Markets Active Equity Fund	9,760,762	102,078,960	20,206	216,279	(4,514,931)	(45,652,721)	5,266,037	56,642,518
Ashmore Emerging Markets Small-Cap Equity Fund	50,865	494,093	—	—	(1,836,184)	(19,784,023)	(1,785,319)	(19,289,930)
Ashmore Emerging Markets Frontier Equity Fund	1,207,464	9,749,172	60,407	473,827	(3,488,868)	(27,575,140)	(2,220,997)	(17,352,141)
Ashmore Emerging Markets Equity Fund	4,250,973	39,896,823	10,447	119,843	(989,105)	(9,253,620)	3,272,315	30,763,046
Ashmore Emerging Markets Equity ESG Fund	999,800	9,998,000	29	298	—	(2)	999,829	9,998,296
Ashmore Emerging Markets Short Duration Select Fund	999,800	9,998,000	13,220	134,367	—	—	1,013,020	10,132,367

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Investment Grade Income Fund	1,999,800	$ 19,998,000	5,250	$ 52,098	—	$ —	2,005,050	$ 20,050,098

Capital shares

Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

7.	Investment transactions

For the period ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (including fully funded TRS and excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$382,782,925	$334,267,314
Ashmore Emerging Markets Local Currency Bond Fund	1,432,801	22,886,199
Ashmore Emerging Markets Corporate Income Fund	125,106,815	111,739,267
Ashmore Emerging Markets Short Duration Fund	34,831,133	281,241,573
Ashmore Emerging Markets Active Equity Fund	104,093,615	108,702,178
Ashmore Emerging Markets Small-Cap Equity Fund	5,356,525	4,873,553
Ashmore Emerging Markets Frontier Equity Fund	23,236,503	26,608,017
Ashmore Emerging Markets Equity Fund	62,979,133	46,300,919
Ashmore Emerging Markets Equity ESG Fund	4,910,767	4,972,326
Ashmore Emerging Markets Short Duration Select Fund	2,736,780	1,597,850
Ashmore Emerging Markets Investment Grade Income Fund	3,685,264	3,741,342
Ashmore Emerging Markets Corporate Income ESG Fund	10,495,050	564,885

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in PFICs. At April 30, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in Thousands	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$ 63,509,384	$ (135,083,778)	$ (71,574,394)	$ 1,375,020,524
Ashmore Emerging Markets Local Currency Bond Fund	322,174	(707,088)	(384,914)	7,424,283

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Amounts in Thousands	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Corporate Income Fund	$ 13,728,132	$ (20,794,388)	$ (7,066,256)	$ 319,416,849
Ashmore Emerging Markets Short Duration Fund	8,232,457	(138,956,301)	(130,723,844)	347,090,944
Ashmore Emerging Markets Active Equity Fund	9,121,565	(1,220,416)	7,901,149	85,971,973
Ashmore Emerging Markets Small-Cap Equity Fund	1,977,994	(410,613)	1,567,381	9,690,935
Ashmore Emerging Markets Frontier Equity Fund	8,709,592	(3,072,317)	5,637,275	56,513,453
Ashmore Emerging Markets Equity Fund	29,309,898	(2,656,784)	26,653,114	97,274,950
Ashmore Emerging Markets Equity ESG Fund	4,100,918	(372,730)	3,728,188	11,211,984
Ashmore Emerging Markets Short Duration Select Fund	355,817	(7,782)	348,035	10,025,191
Ashmore Emerging Markets Investment Grade Income Fund	289,428	(298,185)	(8,757)	19,467,428
Ashmore Emerging Markets Corporate Income ESG Fund	40,169	(116,011)	(75,842)	9,916,419

8.	Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The following Funds have available capital loss carryforwards for which there is no expiration date:

Fund	Short-Term Capital Loss Carryforward at October 31, 2020	Long-Term Capital Loss Carryforward at October 31, 2020
Ashmore Emerging Markets Total Return Fund	$—	$(102,229,722)
Ashmore Emerging Markets Local Currency Bond Fund	—	(929,772)
Ashmore Emerging Markets Corporate Income Fund	(13,160,419)	(55,759,528)
Ashmore Emerging Markets Short Duration Fund	(66,193,273)	(100,520,591)
Ashmore Emerging Markets Active Equity Fund	(988,114)	(773,550)
Ashmore Emerging Markets Small-Cap Equity Fund	(934,419)	(4,853,815)
Ashmore Emerging Markets Frontier Equity Fund	(8,767,006)	(4,476,461)
Ashmore Emerging Markets Equity Fund	—	—
Ashmore Emerging Markets Equity ESG Fund	(81,429)	—
Ashmore Emerging Markets Short Duration Select Fund	—	—
Ashmore Emerging Markets Investment Grade Income Fund	(4,555)	—

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2020, the components of distributable taxable earnings, including temporary differences were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(102,889,555)	$(123,797,266)	$(226,686,821)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	(943,467)	(3,203,987)	(4,147,454)
Ashmore Emerging Markets Corporate Income Fund	—	—	(69,090,559)	(26,480,524)	(95,571,083)
Ashmore Emerging Markets Short Duration Fund	1,089,175	—	(167,011,599)	(201,430,531)	(367,352,955)
Ashmore Emerging Markets Active Equity Fund	276,718	—	(1,761,664)	5,131,046	3,646,100
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	(5,788,235)	690,827	(5,097,408)
Ashmore Emerging Markets Frontier Equity Fund	92,769	—	(13,247,550)	(3,754,723)	(16,909,504)
Ashmore Emerging Markets Equity Fund	786,065	1,333,334	(151)	15,140,288	17,259,536
Ashmore Emerging Markets Equity ESG Fund	87,867	—	(90,781)	2,066,971	2,064,057
Ashmore Emerging Markets Short Duration Select Fund	40,692	—	(8,519)	152,094	184,267
Ashmore Emerging Markets Investment Grade Income Fund	10,961	—	(11,787)	(291,974)	(292,800)
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	—	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

The taxable character of distributions paid during the fiscal year ended October 31, 2020, were as follows:

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$26,796,593	$—	$—	$45,461,594	$72,258,187
Ashmore Emerging Markets Local Currency Bond Fund	—	—	—	537,321	537,321
Ashmore Emerging Markets Corporate Income Fund	22,741,875	—	—	155,840	22,897,715
Ashmore Emerging Markets Short Duration Fund	56,867,179	—	—	—	56,867,179
Ashmore Emerging Markets Active Equity Fund	376,370	—	—	—	376,370
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	—
Ashmore Emerging Markets Frontier Equity Fund	505,104	—	—	—	505,104
Ashmore Emerging Markets Equity Fund	195,264	—	—	—	195,264
Ashmore Emerging Markets Equity ESG Fund	351	—	—	—	351
Ashmore Emerging Markets Short Duration Select Fund	158,109	—	—	—	158,109
Ashmore Emerging Markets Investment Grade Income Fund	61,297	—	—	—	61,297

9.	Distributions to shareholders

The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

10. Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, required disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.

(a) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.
Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

During the period ended April 30, 2021, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund had average quarterly contract notional exposures of $738,487,694, $2,397,229, $1,000,212, $594,041, $1,276, $319,191 and $101,869, respectively, related to forward foreign currency exchange contracts.

(b) Swap Agreements

During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities.

The periodic payments on the swap agreements entered into by the Funds are reflected in the Statement of Operations within net realized gain/(loss) on interest rate swap contracts. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

During the period ended April 30, 2021, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $49,559,695 and $1,011,662, respectively, related to interest rate swap agreements.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

Offsetting of Financial Assets and Derivative Assets as of April 30, 2021:

(a) Exchange-Traded:

Centrally Cleared Swaps

	Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Net Amounts	Collateral (Received) Paid	Net Exposure

HSBC Bank	$2,684	$—	$2,684	$—	$2,684
JP Morgan	10,469	—	10,469	—	10,469
Merrill Lynch	17,657	(10,716)	6,941	—	6,941

Total	$30,810	$(10,716)	$20,094	$—	$20,094

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Net Amounts	Collateral (Received) Paid	Net Exposure

BNP Paribas	$307	$—	$307	$—	$307
Merrill Lynch	119	(1,076)	(957)	—	(957)

Total	$426	$(1,076)	$(650)	$—	$(650)

(b) Over-the-Counter Financial Derivative Instruments:

Forward Currency Contracts

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Banco
Santander	$96,996	$—	$—	$96,996
Barclays	127,945	(127,945)	—	—
BNP Paribas	229,783	(229,783)	—	—
Citibank	2,959	(2,959)	—	—
Credit Suisse	2,873	—	(2,873)	—
Deutsche Bank	296,800	(296,800)	—	—
HSBC Bank	972,353	(753,566)	—	218,787
JP Morgan	131,188	(131,188)	—	—
Merrill Lynch	65,964	(65,964)	—	—
Morgan Stanley	576,170	(2,708)	—	573,462
Standard
Chartered	126,120	(126,120)	—	—
State Street	10,445	(10,445)	—	—
UBS	8,685	(5,116)	(585)	2,984
Total	$2,648,281	$(1,752,594)	$(3,458)	$892,229

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$1,311,515	$(127,945)	$(423)	$1,183,147
BNP Paribas	646,124	(229,783)	—	416,341
Citibank	40,833	(2,959)	—	37,874
Deutsche Bank	805,979	(296,800)	—	509,179
HSBC Bank	753,566	(753,566)	—	—
JP Morgan	449,825	(131,188)	—	318,637

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Merrill Lynch	$269,493	$(65,964)	$—	$203,529
Morgan Stanley	2,708	(2,708)	—	—
Standard
Chartered	555,506	(126,120)	—	429,386
State Street	30,841	(10,445)	—	20,396
UBS	5,116	(5,116)	—	—

Total	$4,871,506	$(1,752,594)	$(423)	$3,118,489

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Banco
Santander	$983	$—	$—	$983
Barclays	2,098	(2,098)	—	—
BNP Paribas	3,403	(3,080)	—	323
Credit Suisse	47	—	—	47
Deutsche Bank	2,260	(2,260)	—	—
HSBC Bank	5,363	(4,523)	—	840
JP Morgan	1,562	(1,562)	—	—
Merrill Lynch	615	(615)	—	—
Morgan Stanley	409	—	—	409
Standard
Chartered	4,813	(2,213)	—	2,600

Total	$21,553	$(16,351)	$—	$5,202

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$37,434	$(2,098)	$—	$35,336
BNP Paribas	3,080	(3,080)	—	—
Citibank	69	—	—	69
Deutsche Bank	13,994	(2,260)	—	11,734
HSBC Bank	4,523	(4,523)	—	—
JP Morgan	3,947	(1,562)	—	2,385
Merrill Lynch	2,999	(615)	—	2,384
Standard
Chartered	2,213	(2,213)	—	—

Total	$68,259	$(16,351)	$—	$51,908

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
BNP Paribas	$6,288	$—	$—	$6,288
Deutsche Bank	5,946	—	—	5,946

Total	$12,234	$—	$—	$12,234

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Deutsche Bank	$7,177	$—	$—	$7,177
HSBC Bank	7,750	—	—	7,750

Total	$14,927	$—	$—	$14,927

Ashmore Emerging Markets Active Equity Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Citibank	$3,625	$—	$—	$3,625

Total	$3,625	$—	$—	$3,625

Ashmore Emerging Markets Equity Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$2,493	$—	$—	$2,493

Total	$2,493	$—	$—	$2,493

11.	Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%
Ashmore Emerging Markets Corporate Income Fund	1.15%
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

Fund	Rate
Ashmore Emerging Markets Small-Cap Equity Fund	1.50%
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.15%
Ashmore Emerging Markets Equity ESG Fund	1.15%
Ashmore Emerging Markets Short Duration Select Fund	0.65%
Ashmore Emerging Markets Investment Grade Income Fund	0.70%
Ashmore Emerging Markets Corporate Income ESG Fund	0.85%

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses until February 28, 2022 to the extent that total operating expenses (other than acquired fund fees and expenses, interest expenses, taxes, extraordinary expenses and certain credits and offset arrangements) for each class of shares of each Fund exceed the rates in the table below, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board at any time.

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.22%	1.97%	0.97%
Ashmore Emerging Markets Corporate Income Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Equity ESG Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Short Duration Select Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Investment Grade Income Fund	0.97%	1.72%	0.72%
Ashmore Emerging Markets Corporate Income ESG Fund	1.12%	1.87%	0.87%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous

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three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:

Fund	2021	2022	2023	2024	Total
Ashmore Emerging Markets Total Return Fund	$1,258,875	$1,264,520	$1,453,580	$587,576	$4,564,551
Ashmore Emerging Markets Local Currency Bond Fund	247,985	209,246	198,265	88,304	743,800
Ashmore Emerging Markets Corporate Income Fund	411,298	398,019	404,041	180,583	1,393,941
Ashmore Emerging Markets Short Duration Fund	387,123	1,013,327	973,684	204,032	2,578,166
Ashmore Emerging Markets Active Equity Fund	131,123	133,595	171,181	98,217	534,116
Ashmore Emerging Markets Small-Cap Equity Fund	227,807	161,504	147,694	56,309	593,314
Ashmore Emerging Markets Frontier Equity Fund	399,730	314,851	315,267	117,058	1,146,906
Ashmore Emerging Markets Equity Fund	190,079	157,757	222,597	98,094	668,527
Ashmore Emerging Markets Equity ESG Fund	—	—	173,755	112,358	286,113
Ashmore Emerging Markets Short Duration Select Fund	—	—	150,410	70,037	220,447
Ashmore Emerging Markets Investment Grade Income Fund	—	—	88,408	91,783	180,191
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	—	34,929	34,929

Distribution and Servicing fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have

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As of April 30, 2021 (Unaudited)

a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

Cross Trades

The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

During the period ended April 30, 2021, the following Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$2,702,533	$—
Ashmore Emerging Markets Corporate Income Fund	358,598	—
Ashmore Emerging Markets Short Duration Fund	—	—
Ashmore Emerging Markets Short Duration Select Fund	—	115,500
Ashmore Emerging Markets Investment Grade Income Fund	—	—

As of April 30, 2021, Ashmore Investments UK Limited owned the following percentages of the outstanding shares of each Fund:

Fund	Class A	Class C	Class
Ashmore Emerging Markets Local
Currency Bond Fund	—%	—%	54.27%
Ashmore Emerging Markets Active Equity
Fund	—%	100.00%	—%
Ashmore Emerging Markets Equity Fund	—%	—%	26.97%
Ashmore Emerging Markets Equity
ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Short
Duration Select Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Investment
Grade Income Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Corporate
Income ESG Fund	100.00%	100.00%	100.00%

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2021 (Unaudited)

In addition to the Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	8	10.52%, 10.41%, 10.14%, 9.79%, 9.31%, 9.31%, 8.75%, 5.51%
	Class C	6	31.80%, 19.78%, 7.46%, 6.82%, 5.79%, 5.19%
	Institutional Class	3	22.44%, 14.27%, 8.98%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	4	67.68%, 13.43%, 9.69%, 5.96%
	Class C	3	73.85%, 16.35%, 9.80%
	Institutional Class	1	40.50%
Ashmore Emerging Markets Corporate Income Fund	Class A	4	25.21%, 20.35%, 19.39%, 19.16%
	Class C	3	32.70%, 32.67%, 19.28%
	Institutional Class	5	13.59%, 6.89%, 6.75%, 5.56%, 5.15%
Ashmore Emerging Markets Short Duration Fund	Class A	3	58.77%, 24.61%, 6.71%
	Class C	3	79.96%, 7.24%, 5.32%
	Institutional Class	4	28.95%, 25.81%, 16.56%, 13.82%
Ashmore Emerging Markets Active Equity Fund	Class A	2	61.46%, 37.07%
	Institutional Class	4	41.76%, 30.72%, 7.72%, 5.80%
Ashmore Emerging Markets Small-Cap Equity Fund	Class A	6	40.99%, 17.94%, 15.60%, 8.79%, 6.33%, 6.06%
	Class C	4	76.05%, 7.09%, 8.43%, 6.34%
	Institutional Class	5	23.64%, 22.17%, 12.87%, 11.56%, 9.19%

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Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Frontier Equity Fund	Class A	3	62.60%, 12.17%, 10.11%
	Class C	3	69.30%, 23.76%, 20.94%
	Institutional Class	2	41.44%, 40.19%

Ashmore Emerging Markets Equity Fund	Class A	2	57.28%, 38.88%

	Class C	4	40.51%, 36.24%, 14.48%, 8.78%

	Institutional Class	4	39.80%, 11.33%, 8.69%, 5.67%

12.	Commitments

In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.

13.	Contingencies

The Funds have submitted a proof of claim in connection with the settlement of a securities class action lawsuit brought by certain investors against Petróleo Brasileiro S.A. and certain of its affiliates, underwriters, external auditors, and current and former directors and officers. A gain will not be recorded with regard to this matter until it is settled, and is expected to be immaterial.

The Funds have submitted a claim in connection with the settlement of a securities class action lawsuit preliminarily approved by the U.S. District Court for the Southern District of New York captioned in re Foreign Exchange Benchmark Rates Antitrust Litigation. A gain will not be recorded with regard to this matter until it is settled.

14.	New accounting pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

15.	Libor transition

Certain of the Funds’ investments, payment obligations, and financing terms may be based on floating rates such as LIBOR, EuroInterbankOfferedRate, andothersimilar typesofreferencerates(each, a“ReferenceRate”). After years of regulatoryand industry wide discussions about how to address issues related to Reference Rates, the UK Financial Conduct Authority (“FCA”), which regulates LIBOR and ICE Benchmark Administration (“IBA”), LIBOR’s administrator, recently announced

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As of April 30, 2021 (Unaudited)

that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain securities and transactions to new Reference Rates. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, may have an adverse impact on a Fund’s investments, performance, or financial condition.

16.	Other risks

COVID-19,thenovelrespiratorydiseasealsoknownas“coronavirus”,whichwasfirstdetectedinChinainDecember2019and subsequently spread internationally, has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancelations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. COVID-19 has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforseen ways and may continue to do so in the future. Health crises caused by the coronavirus outbreak may exacerbate other pre-existing political, social and economic risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic has resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand and a resurgence of travel. Despite the positive trends, the uncertainty surrounding COVID-19 continues to linger, as vaccine availability abroad, specifically in developing and emerging market countries, remains unclear. In addition, there have been increased reports of new COVID-19 variants, which have lead to increased hospitalizations and deaths in other countries. The COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

17.	Subsequent events

The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

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LIQUIDITY RISK MANAGEMENT PROGRAM

As of April 30, 2021 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations in a timely manner. From January 1, 2020 through December 31, 2020, the period covered by the annual liquidity risk management report to the board regarding the operation and effectiveness of the program, the program supported each Fund’s ability to meet redemption requests in a timely manner and the program administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions. The program includes a number of elements that support the management or assessment of liquidity risk, including an annual assessment of factors that may impact a Fund’s liquidity and the periodic classification (or re-classification, as determined necessary) of a Fund’s investments into liquidity buckets that reflect the program administrator’s assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which each Fund may be subject.

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ADVISORY AGREEMENT APPROVAL

As of April 30, 2021 (Unaudited)

ADVISORY AGREEMENT APPROVAL FOR ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

At a special meeting of the Board of Trustees of Ashmore Funds (the “Trust”) held on January 25, 2021, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and approved the Investment Management Agreement (the “Agreement”) between Ashmore Investment Advisors Limited (“AIAL”) and the Trust, on behalf of Ashmore Emerging Markets Corporate Income ESG Fund (the “Fund”). In determining to approve the Agreement for an initial term, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below.

In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services expected to be provided to the Fund by AIAL.

AIAL’s Services

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel expected to provide investment management, administrative and other services to the Fund. The Board reviewed AIAL’s key personnel who would provide investment management services to the Fund, as well as the fact that, under the Agreement, AIAL would have the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions. The Board noted that while AIAL did not manage other accounts with investment objectives, strategies and policies that are substantially similar to those of the Fund, AIAL had substantial experience managing emerging market corporate debt strategies, including those of other funds comprising the Trust. The Board considered the investment performance of AIAL and its portfolio management team in managing certain accounts with such strategies.

The Board considered that AIAL’s duties would include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or the Fund). The Board also evaluated the significant compliance resources available to and expected to be utilized by AIAL. The Board considered that AIAL would support the Fund’s compliance control structure, and, in particular, the resources that would be devoted by AIAL in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the Fund’s liquidity risk management program. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Fund, and the implementation of AIAL’s business continuity planning due to the Coronavirus Disease pandemic.

The Board concluded that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund by AIAL, and that there was a reasonable basis on which to conclude that the Fund would benefit from the services provided by AIAL.

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ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2021 (Unaudited)

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees to be paid by the Fund to AIAL. In doing so, the Board compared the proposed contractual and actual investment management fees and overall net expense ratios (represented by the Fund’sInstitutionalShares)tothoseofanappropriategroupofpeerfunds(“PeerGroup”)asdeterminedbyFUSEResearchNetwork, LLC (“Fuse”). As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group. In considering the reasonableness of the Fund’s proposed contractual investment management fees and projected total expense ratios, the Board considered that the Fund’s proposed gross advisory fees ranked eighth out of nine, its proposed contractual investment management fees ranked seventh out of nine and its estimated total net expense ratios ranked fourth out of nine in its Peer Group. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and the Peer Group. The Board also considered and took into account AIAL’s undertaking to waive fees and/or reimburse expenses so as to otherwise limit the Fund’s ordinary operating expenses until at least February 28, 2022.

The Board reviewed AIAL’s projected costs and profitability as presented by it in serving as investment adviser to the Fund. The Board noted that the Fund was not expected to be profitable to AIAL initially.

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of their relationship with the Fund, such as the reputational benefit derived from serving as investment adviser to the Fund.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Fund were reasonable.

ECONOMIES OF SCALE

The Board noted that the proposed contractual investment management fees for the Fund do not contain breakpoints that would reduce the fee rate on assets above specified levels. In evaluating the Fund’s contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also considered AIAL’s agreement to limit certain expenses of the Fund. In light of the Trust’s current size and expense structure, the Board concluded that breakpoints in the Fund’s contractual investment management fees were not warranted at this time. The Board noted, however, that it intends to monitor the Fund’s asset growth in connection with future reviews of the Fund’s advisory arrangements to determine whether breakpoints may be appropriate at such time.

* * *

The Board concluded that the fees to be paid to AIAL by the Fund were appropriate in light of the services to be provided by AIAL, the expected costs to AIAL of operating the Fund and the Fund’s reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

* * *

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ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2021 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 17, 2021, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, asamended(the“1940Act”)(the“IndependentTrustees”),votingseparately,consideredandunanimouslyapprovedthecontinuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund (each series, a “Fund,” and collectively, the “Funds”).

In determining to approve the continuation of the Agreement for a one-year period, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.

AIAL’s Services to All Funds

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.TheBoardreviewedAIAL’skeypersonnelwhoprovideinvestmentmanagementservicestotheFunds,aswellasthefactthat, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.

TheBoardconsideredthatAIAL’sdutiesinclude:(i)investmentresearchandselection;(ii)adherenceto(andmonitoringcompliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity risk management program. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds, and the implementation of AIAL’s business continuity planning due to the Coronavirus Disease pandemic.

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ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2021 (Unaudited)

Investment Performance

In considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three-, five- and ten-year periods ended December 31, 2020 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund and for the one-, three- and five-year periods ended December 31, 2020 for Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund. The Board also received performance information for Institutional Shares for the one- and three-year periods ended December 31, 2020 for Ashmore Emerging Markets Active Equity Fund and for the three-month period ended December 31, 2020 for Ashmore Emerging Markets Equity ESG Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked third out of nine, eighth out of nine, first out of eight and first out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively, while ranking in the first, second, first and first quartiles (first being the best) in its larger performance universe for the same four periods.

Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked eighth out of eight, sixth out of six, and fourth out of five in its peer group for the one-, three- and five-year periods ended December 31, 2020, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked fourth out of fourteen, first out of fourteen and first out of eleven in its peer group for the one-, three- and five-year periods ended December 31, 2020, respectively, while ranking in the first quartile (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Equity ESG Fund. The Board observed that Ashmore Emerging Markets Equity ESG Fund’s performance ranked second out of fifteen in its peer group for the three-month period ended December 31, 2020 while ranking in the first quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked fifth out of five, fourth out of five and first out of three in its peer group for the one-, three- and five-year periods ended December 31, 2020, respectively, while ranking in the fourth, third and first quartiles (first being the best) in its performance universe for the same three periods.

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked ninth out of thirteen, eighth out of twelve, sixth out of twelve and fifth out of seven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively, while ranking in the third, third, second and third quartiles (first being the best) in its performance universe for the same four periods.

Ashmore Emerging Markets Small-Cap Equity Fund. TheBoardnotedthattheAshmoreEmergingMarketsSmall-CapEquityFund’s performance ranked first out of fifteen, third out of fourteen and third out of eleven in its peer group for the one-, three- and five-year periods ended December 31, 2020, respectively, while ranking in the first quartile (first being the best) in its performance universe for the same three periods.

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ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2021 (Unaudited)

Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked fourteenth out of fourteen and sixth out of fourteen in its peer group for the one- and three-year periods ended December 31, 2020, respectively, while ranking in the third and second quartiles (first being the best) in its larger performance universe for the same two periods.

Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked fourteenth out of fourteen, thirteenth out of fourteen, fifth out of twelve and second out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively, while ranking in the fourth, fourth, second and fourth quartiles (first being the best) in its larger performance universe for the same four periods.

The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2022.

The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Equity ESG Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.

ECONOMIES OF SCALE

The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds were only approximately $2.3 billion as of December 31, 2020. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2021 (Unaudited)

* * *

The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

* * *

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION

As of April 30, 2021 (Unaudited)

REMUNERATION DISCLOSURE

Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management were approximately US$5.2 billion at 30 June 2020. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts ten offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.

AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.

Executive directors, members of the investment team, and indeed all other employees, participate in a single capped incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.

The policy includes:

–– A capped basic salary to contain the fixed cost base;

–– A cap on the total variable compensation including any awards made under Ashmore’s share plan, available for all employees at 25% of profits, which to date has not been fully utilised; and

–– A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), which, in the case of executive directors in lieu of a separate LTIP, is also partly subject to additional performance conditions measured over five years.

AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration; and the Remuneration Committee’s advisors are Aon. The Remuneration Committee’s terms of reference can be found here:

http://www.ashmoregroup.com/investor-relations/corporate-governance.

Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.

The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (CONTINUED)

As of April 30, 2021 (Unaudited)

Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.

The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.

The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2020 was as follows:

Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	17	£305,126	£39,548	£344,674
Ashmore Emerging Markets Local Currency Bond Fund	15	5,188	783	5,971
Ashmore Emerging Markets Corporate Income Fund	16	59,425	7,968	67,393
Ashmore Emerging Markets Short Duration Fund	16	117,270	15,725	132,995
Ashmore Emerging Markets Active Equity Fund	17	85,822	8,373	94,195
Ashmore Emerging Markets Small-Cap Equity Fund	17	8,863	865	9,728
Ashmore Emerging Markets Frontier Equity Fund	17	67,569	6,592	74,161
Ashmore Emerging Markets Equity Fund	17	90,264	8,806	99,070
Ashmore Emerging Markets Equity ESG Fund	17	13,097	1,278	14,375
Ashmore Emerging Markets Short Duration Seclect Fund	16	2,009	269	2,278
Total AIAL	20	£1,569,256	£190,850	£1,760,106

All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2021 (Unaudited)

PORTFOLIO HOLDINGS

The Ashmore Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s Web site at www.sec.gov within sixty days after the Funds’ first and third fiscal quarters. In addition, no later than thirty calendar days after the end of each calendar quarter, a list of all portfolio holdings in each Fund as of the end of such calendar quarter is made available at www.ashmoregroup.com.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent

12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

333 South Wabash Avenue

Chicago, Illinois 60604

312-630-6000

Investment Manager

Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Independent Registered Public Accounting Firm

KPMG LLP

Aon Center

Suite 5500

200 East Randolph Drive

Chicago, Illinois 60601-6436

Distributor

Ashmore Investment Management (US) Corporation

475 Fifth Avenue

15th Floor

New York, New York 10017

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

617-951-7000

Independent Trustees’ Counsel

Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, Massachusetts 02110

617-728-7100

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

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There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 2, 2021

By	/s/ Jonathan Kim
Jonathan Kim, Treasurer
(Principal Financial and Accounting Officer)

Date: July 2, 2021

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